File No. 333-

As filed with the SEC on April 15, 2011

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

(Check appropriate box or boxes)

FEDERATED TOTAL RETURN SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Clair E. Pagnano, Esquire

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2950

Acquisition of the assets of

HIGH GRADE BOND PORTFOLIO

a portfolio of EquiTrust Series Fund, Inc.

By and in exchange for Class A Shares, Institutional Shares and Service Shares of

FEDERATED TOTAL RETURN BOND FUND

a portfolio of Federated Total Return Series, Inc.

Approximate Date of Proposed Public Offering: As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Institutional Shares and Service Shares, par value $0.001 per share, of Federated Total Return Bond Fund

It is proposed that this filing will become effective on May 16, 2011 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EQUITRUST SERIES FUND, INC.

5400 University Avenue

West Des Moines, Iowa 50266

[May 16], 2011

Dear Shareholder:

We are pleased to announce that, after extensive review and consideration, the EquiTrust Series Fund board of directors has approved a recommendation to merge the Fund’s portfolios with funds managed by Federated Investors, Inc., a highly respected leader in cash management, fixed income and equity strategies. Federated Investors has provided asset management services for institutional and individual investors since 1955 and has more than [$355] billion in assets under management.

We believe this merger will be extremely favorable for shareholders of the EquiTrust Series Fund. It will allow you to leverage Federated Investors’ core competencies in mutual fund administration and asset management, and it will provide you with more investment options as you plan for your near- and long-term financial security.

The merger will have no impact on your relationship with your agent. He or she can continue to assist you with mutual fund transactions, including those in the Federated funds.

Although the merger has been approved by the board of directors, it is subject to shareholder approval. Information about the proposed merger and benefits to our shareholders is enclosed, along with proxy materials to make it easy for you to vote your shares. If the merger is approved, the portfolios of EquiTrust Series Fund, Inc. will merge into Federated funds on or about [July 15], 2011.

Additional information about how the EquiTrust Series Fund portfolios will be reorganized into comparable Federated funds is included in the enclosed Prospectus/Proxy Statement. Please take the time to read and understand all of the materials enclosed, and if we can answer questions or assist you with the Prospectus/Proxy Statement, please contact the Fund at 1-877-860-2904. To learn more about Federated Investors’ mutual funds, visit their web site at www.FederatedInvestors.com.

The board of directors recommends that you vote in favor of this merger. After reviewing the contents of this mailing, we believe you’ll agree that the expanded options and enhanced features available to you as an investor in funds managed by Federated Investors will continue to help you achieve your financial goals and objectives.

Sincerely,

James E. Hohmann, Chief Executive Officer

FBL Financial Group, Inc.

Questions and Answers Regarding This Prospectus/Proxy Statement

EquiTrust Series Fund, Inc., an open-end diversified management investment company consisting of six portfolios and managed by EquiTrust Investment Management Services, Inc., will hold a special meeting of shareholders on [July 14], 2011. It is important that you vote on the proposal outlined in this Prospectus/Proxy Statement. Please read the Prospectus/Proxy Statement in its entirety to ensure your full understanding of the proposal.

The information that follows summarizes the proposal and the voting process.

Q	What is changing?

A	EquiTrust Investment Management Services, Inc. (the “Adviser”), the investment adviser of EquiTrust Series Fund, Inc. (the “Fund”), has recommended – and the Board of Directors has approved – a proposal to reorganize and merge the Fund’s portfolios into funds managed by Federated Investors, Inc. or its affiliates (“Federated Investors”).

Q	What issue am I being asked to vote on?

A	You are being asked to approve a proposal to merge your portfolio(s) of the Fund into a fund(s) managed by Federated Investors. The Fund’s Board of Directors unanimously recommends that you vote in favor of this proposal.

Q	Why the Federated family of funds?

A	Federated Investors is one of the largest and most respected investment management organizations in the United States. It advises 136 funds and manages more than [$355] billion in assets. Federated Investors has provided asset management services for institutional and individual investors since 1955.

Q	Why has this proposal been made?

A	Given the Fund’s assets and prospects for growth, the Adviser sought and recommended to the Fund’s Board an organization whose core competencies include cash management, fixed income and equity strategies, as well as extensive mutual fund administration capabilities. The Board of Directors believes it is in the best interests of the Fund to proceed with this merger. (Please refer to page 1 of the attached Prospectus/Proxy Statement for more discussion about the proposed reorganization.)

Q	How will I benefit?

A	The reorganization of each Fund portfolio into a corresponding Federated fund will provide the Fund portfolios’ shareholders with the following:

•	the opportunity to retain shares in a fund with a similar investment objective(s);

•	an investment in a larger combined fund, which can spread relative fixed costs over a larger asset base;

•	an investment in a family of mutual funds managed by an investment adviser with extensive investment management resources;

•	a wide-selection of equity, fixed-income and money market funds in which to allocate your investment dollars; and

•	ongoing access to your current agent who can continue to assist you with your mutual fund investment(s).

Q	What will happen to my EquiTrust Series Fund account(s)?

A	As part of the merger, your EquiTrust Series Fund account(s) will be closed and new account(s) will be opened in the corresponding Federated fund. This will happen automatically according to the mapping plan outlined below, and no action by you is required. Your account value(s) will not change, but because the Federated Funds will have different NAVs (net asset values) than the EquiTrust Series Fund portfolios (with the exception of the Money Market Portfolio reorganization), it’s likely that the number of shares you hold will change as a result of the merger.

Q	Which Federated fund(s) will my Fund portfolio(s) merge into upon approval of this proposal?

A	At merger, the EquiTrust Series Fund portfolios will transfer to comparable Federated funds as follows:

EquiTrust Series Fund	Federated Investors
High Grade Bond Portfolio	Total Return Bond Fund
Strategic Yield Portfolio	Bond Fund
Managed Portfolio	Asset Allocation Fund
Value Growth and Blue Chip Portfolios	Capital Appreciation Fund
Money Market Portfolio	Liberty U.S. Government Money Market Trust

Q	When will the merger take place?

A	With shareholder approval, the portfolio(s) of the EquiTrust Series Fund will merge into Federated funds on or about [July 15], 2011.

Q	Will the merger cause me to have to pay any taxes?

A	This merger will be a tax-free event. As such, shareholders will not incur capital gains or losses on the exchange of EquiTrust Series Fund shares for Federated fund shares as a result of the merger. However, shareholders will incur capital gains or losses if they sell their Fund shares before the merger is effective or if they sell/exchange their Federated fund shares after the merger. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the merger. Note: retirement accounts generally are not subject to such tax consequences.

Q	Can I continue to work with my current agent?

A	Absolutely. Your current agent can continue to help you with all of the products and services you’ve relied on in the past – including mutual fund transactions. And, with this merger, these and other Federated funds will be available to you as new investment options in the future.

Q	Will I still have access to historical information about my Fund account(s)?

A	Certainly. You may contact your agent or the EquiTrust Series Fund if you have questions about a transaction(s) in your account(s) that took place prior to the merger. After the merger, you will receive transactional information from Federated Investors. At year-end, you’ll receive information from both the Fund and Federated Investors that will be required to file your 2011 tax returns.

Q	Who will pay for the merger?

A	All fees and expenses incurred by as a direct result of the merger will be paid by the Adviser, Federated’s advisers, and/or their affiliates. None of the costs of the reorganization transactions will be borne by the Fund’s shareholders.

Q	How do I vote my shares?

A	You may vote your Fund shares through one of the following methods:

1) by phone using the special toll-free number provided in the proxy materials;

2) online, using the instructions provided in the proxy materials;

3) at the special meeting of shareholders scheduled to be held on Thursday, July 14; or

4) by mailing the enclosed Proxy Card.

If you sign and return the Proxy Card without indicating a preference, your vote will be cast in favor of the proposal.

Q	Who do I call with questions about the Proxy/Prospectus Statement?

A	Please contact your agent or you may call the EquiTrust Series Fund at 1-877-860-2904.

Money Market Portfolio

High Grade Bond Portfolio

Strategic Yield Portfolio

Managed Portfolio

Value Growth Portfolio

Blue Chip Portfolio

portfolios of EQUITRUST SERIES FUND, INC.

5400 University Avenue

West Des Moines, Iowa 50266

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD [July 14], 2011

A special meeting of the shareholders of each EquiTrust portfolio listed above will be held at the offices of EquiTrust Series Fund, Inc., 5400 University Avenue, West Des Moines, Iowa 50266, on [July 14], 2011 for the following purposes:

1.	For shareholders of Money Market Portfolio to approve an Agreement and Plan of Reorganization pursuant to which Federated Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, would acquire substantially all of the assets of Money Market Portfolio in exchange for Class A Shares of Federated Liberty U.S. Government Money Market Trust to be distributed pro rata by Money Market Portfolio to its holders of Class A, Class B and Class I Shares, in complete liquidation and termination of Money Market Portfolio;

2.	For shareholders of High Grade Bond Portfolio to approve an Agreement and Plan of Reorganization pursuant to which Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., would acquire substantially all of the assets of High Grade Bond Portfolio in exchange for Class A Shares of Federated Total Return Bond Fund to be distributed pro rata by High Grade Bond Portfolio to its holders of Class A and Class B Shares, and for Institutional Shares of Federated Total Return Bond Fund to be distributed pro rata by High Grade Bond Portfolio to its holders of Class I Shares, in complete liquidation and termination of High Grade Bond Portfolio;

3.	For shareholders of Strategic Yield Portfolio to approve an Agreement and Plan of Reorganization pursuant to which Federated Bond Fund, a portfolio of Federated Investment Series Funds, Inc., would acquire substantially all of the assets of Strategic Yield Portfolio in exchange for Class A Shares of Federated Bond Fund to be distributed pro rata by Strategic Yield Portfolio to its holders of Class A and Class B Shares, and for Institutional Shares of Federated Bond Fund to be distributed pro rata to its holders of Class I Shares, in complete liquidation and termination of Strategic Yield Portfolio;

4.	For shareholders of Managed Portfolio to approve an Agreement and Plan of Reorganization pursuant to which Federated Asset Allocation Fund, a portfolio of Federated Asset Allocation Fund, would acquire substantially all of the assets of Managed Portfolio in exchange for Class A Shares of Federated Asset Allocation Fund to be distributed pro rata by Managed Portfolio to its holders of Class A and Class B Shares, and for Institutional Shares of Federated Asset Allocation Fund to be distributed pro rata to its holders of Class I Shares, in complete liquidation and termination of Managed Portfolio;

5.

For shareholders of Value Growth Portfolio to approve an Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, would acquire substantially all of the assets of Value Growth

Portfolio in exchange for Class A Shares of Federated Capital Appreciation Fund to be distributed pro rata by Value Growth Portfolio to its holders of Class A and Class B Shares, and for Institutional Shares of Federated Capital Appreciation Fund to be distributed pro rata to its holders of Class I Shares, in complete liquidation and termination of Value Growth Portfolio;

6.	For shareholders of Blue Chip Portfolio to approve an Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, would acquire substantially all of the assets of Blue Chip Growth Portfolio in exchange for Class A Shares of Federated Capital Appreciation Fund to be distributed pro rata by Blue Chip Portfolio to its holders of Class A and Class B Shares, and for Institutional Shares of Federated Capital Appreciation Fund to be distributed pro rata to its shareholders of Class I Shares, in complete liquidation and termination of Blue Chip Portfolio;

7.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

The Board of Directors has fixed [May 16], 2011, as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of the Board of Directors,

/s/ Craig A. Lang
Craig A. Lang
President and Director
EquiTrust Series Fund, Inc.

[May 16], 2011

YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

[May 16], 2011

Acquisition of the assets of:

MONEY MARKET PORTFOLIO

HIGH GRADE BOND PORTFOLIO

STRATEGIC YIELD PORTFOLIO

MANAGED PORTFOLIO

VALUE GROWTH PORTFOLIO

BLUE CHIP PORTFOLIO

each a portfolio of EQUITRUST SERIES FUND, INC.

5400 University Avenue

West Des Moines, Iowa 50266

By and in exchange for shares of:

FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

FEDERATED TOTAL RETURN BOND FUND

FEDERATED ASSET ALLOCATION FUND

FEDERATED BOND FUND

or

FEDERATED CAPITAL APPRECIATION FUND

each a portfolio of:

MONEY MARKET OBLIGATIONS TRUST

FEDERATED TOTAL RETURN SERIES, INC.

FEDERATED INVESTMENT SERIES FUNDS, INC.

FEDERATED ASSET ALLOCATION FUND

or

FEDERATED EQUITY FUNDS, respectively

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

Telephone No: 1-800-341-7400

This Prospectus/Proxy Statement describes the proposals for the reorganizations (the “Reorganizations”) pursuant to six separate Agreements and Plans of Reorganization (the “Plans”), pursuant to which certain portfolios (each, an “EquiTrust Portfolio”) of EquiTrust Series Fund, Inc. (the “EquiTrust Fund”) as described in the chart below would transfer substantially all their assets to certain corresponding portfolios (each, a “Federated Fund”) of Money Market Obligations Trust, Federated Total Return Series, Inc., Federated Investment Series Funds, Inc., Federated Asset Allocation Fund, or Federated Equity Funds (collectively, the “Federated Trust”) in exchange for shares and classes of the respective Federated Funds as set forth in the chart:

Acquired Fund	Acquiring Fund
Money Market Portfolio	Federated Liberty U.S. Government Money Market Trust
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Class A Shares
High Grade Bond Portfolio	Federated Total Return Bond Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares
Strategic Yield Portfolio	Federated Bond Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares
Managed Portfolio	Federated Asset Allocation Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares
Value Growth Portfolio	Federated Capital Appreciation Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares
Blue Chip Portfolio	Federated Capital Appreciation Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class I Shares	Institutional Shares

The designated shares of each of the Federated Funds will be distributed pro rata by each respective EquiTrust Portfolio to the corresponding shareholders in complete liquidation and dissolution of such EquiTrust Portfolio. As a result of the Reorganizations, each owner of shares of an EquiTrust Portfolio will become the owner of shares of the corresponding Federated Fund having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the applicable EquiTrust Portfolio on the date of the Reorganizations (the “Closing Date”), subject to the following: at the time of Reorganizations, the value of the assets of each EquiTrust Portfolio will be determined in accordance with the corresponding Federated Fund’s valuation procedures (although it is not anticipated that the use of Federated’s valuation procedures will result in a material revaluation of an EquiTrust Portfolio’s assets at the time of the Reorganizations). With respect to the Money Market Portfolio Reorganization, because both Money Market Portfolio and Federated Liberty U.S. Government Money Market Trust value their shares at an NAV of $1.00 per share, the Portfolio’s shareholders will receive the same number of shares of the Federated Fund as they currently hold of the Portfolio. The separate Plans are substantially identical, and forms of such Plans are attached as Annex A-1 (for the Money Market Portfolio Reorganization described in the chart above) and Annex A-2 (for one of the non-money market fund reorganizations described in the chart above).

For a comparison of the investment policies of the EquiTrust Portfolios and the Federated Funds, see “Summary-Comparison of Investment Objectives, Policies, and Risks.” Information concerning shares of the Federated Funds, as compared to shares of the EquiTrust Portfolios, is included in this Prospectus/Proxy Statement in the sections entitled “Summary-Comparative Fee Tables” and “Information About the Reorganizations-Description of the Federated Funds Share Classes and Capitalization.”

This Prospectus/Proxy Statement should be retained for further reference. It sets forth concisely the information about each Federated Fund that a shareholder should know before voting on the merger. This Prospectus/Proxy Statement is accompanied by the applicable prospectuses of the Federated Funds as follows:

Federated Liberty U.S. Government Money Market Trust – Class A Shares dated September 30, 2010; Federated Total Return Bond Fund – Class A Shares and/or Institutional Shares each dated January 31, 2011; Federated Bond Fund – Class A Shares and/or Institutional Shares each dated January 31, 2011; Federated Asset Allocation Fund – Class A Shares and/or Institutional Shares each dated January 31, 2011; and Federated Capital Appreciation Fund – Class A Shares and/or Institutional Shares each dated December 31, 2010; each of which is incorporated herein by reference (the “Incorporated Federated Fund Prospectuses”).

A Statement of Additional Information (“SAI”) relating to this Prospectus/Proxy Statement dated [May 16], 2011, as well as SAIs for Federated Liberty U.S. Government Money Market Trust – Class A Shares dated September 30, 2010; Federated Total Return Bond Fund – Class A Shares and/or Institutional Shares each dated January 31, 2011; Federated Bond Fund – Class A Shares and/or Institutional Shares each dated January 31, 2011; Federated Asset Allocation Fund – Class A Shares and/or Institutional Shares each dated January 31, 2011; and Federated Capital Appreciation Fund – Class A Shares and/or Institutional Shares each dated December 31, 2010; each containing additional information, have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated herein by reference (the “Incorporated Federated Fund SAIs”).

A Prospectus and SAI for each of Money Market Portfolio, High Grade Bond Portfolio, Strategic Yield Portfolio, Managed Portfolio, Value Growth Portfolio, and Blue Chip Portfolio, each dated December 1, 2010, has been filed with the SEC and each is incorporated herein by reference.

Further information about Federated Liberty U.S. Government Money Market Trust’s performance is contained in its annual report for the fiscal year ended July 31, 2010, and its semi-annual report for the six months ended January 31, 2011, each of which is incorporated by reference. Further information about Federated Total Return Bond Fund’s performance is contained in its annual report for the fiscal year ended November 30, 2010, which is incorporated by reference. Further information about Federated Bond Fund’s performance is contained in its annual report for the fiscal year ended November 30, 2010, which is incorporated by reference. Further information about Federated Asset Allocation Fund’s performance is contained in the annual report of Federated Stock and Bond Fund (its former name) for the fiscal year ended November 30, 2010, which is incorporated by reference. Further information about Federated Capital Appreciation Fund’s performance is contained in its annual report for the fiscal year ended October 31, 2010, which is incorporated by reference.

Further information about each EquiTrust Portfolio’s performance is contained in the EquiTrust Fund’s annual report for the fiscal year ended July 31, 2010, and its semi-annual report for the six months ended January 31, 2011, each of which is incorporated by reference.

Copies of these materials and other information about the Federated Funds and the EquiTrust Portfolios may be obtained without charge by writing or by calling the Federated Funds or EquiTrust Portfolios, as applicable, at the address and telephone number shown on the previous pages.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated herein by reference into this Prospectus/Proxy Statement. A copy of a form of the Plan to be used in connection with Money Market Portfolio’s Reorganization is attached to this Prospectus/Proxy Statement as Annex A-1. A copy of a form of Plan to be used in connection with the Reorganization of High Grade Bond Portfolio, Strategic Yield Portfolio, Managed Portfolio, Value Growth Portfolio and Blue Chip Portfolio (each a “non-money market fund”) is attached to this Prospectus/Proxy Statement as Annex A-2. For more complete information, please read the prospectuses of the applicable Federated Fund and EquiTrust Portfolio (collectively the “Funds” or individually a “Fund”) and the SAI relating to this Prospectus/Proxy Statement. A copy of the prospectus for each applicable Federated Fund accompanies this Prospectus/Proxy Statement.

In the event that one or more of the proposed Reorganizations is not approved by shareholders of the relevant EquiTrust Portfolio(s), including the proposed reorganizations of the series of another investment company managed by the Portfolios’ investment adviser, it is possible that none of the proposed Reorganizations will take place. See “Agreement Among Federated, EquiTrust and FBL Financial Group, Inc.” below.

REASONS FOR THE PROPOSED REORGANIZATIONS

In 2009, EquiTrust began reviewing and discussing the future of the EquiTrust Fund with the EquiTrust Board, following an operational assessment conducted by FBL Financial Group, Inc., EquiTrust’s parent (“FBL”), of its mutual fund business. EquiTrust noted that, given the EquiTrust Fund’s asset size, further expected reductions in assets and lack of economies of scale, along with FBL’s determination that the mutual fund business is not a core business for FBL, EquiTrust did not believe the EquiTrust Fund was a viable investment option going forward. After further discussions with the EquiTrust Board, EquiTrust sought and recommended to the EquiTrust Board an organization that is positioned to manage and administer the EquiTrust Fund’s assets, gather additional assets and continue to provide services to shareholders of the EquiTrust Fund. In particular, rather than propose liquidating the EquiTrust Fund, EquiTrust proposed to the EquiTrust Board the Reorganizations of the EquiTrust Portfolios with Federated Insurance Funds that are similar from an investment objective standpoint.

On April 11, 2011, EquiTrust and Federated made presentations to the EquiTrust Board regarding the Reorganizations and EquiTrust formally proposed and the Board, including the independent Directors, approved the terms of the Reorganizations. The Board has also agreed to recommend that the Reorganizations be approved by the shareholders of each EquiTrust Portfolio.

In determining to recommend that shareholders of each EquiTrust Portfolio approve its proposed Reorganization, the Board considered the factors described below:

• The asset size of the EquiTrust Fund and lack of expected asset growth;

•      The investment performance of the Federated Insurance Funds relative to that of the corresponding EquiTrust Portfolios, and in particular, that in all cases, each Federated Insurance Fund’s performance over one-, three-, five- and ten-year periods ended February 28, 2011, as applicable, was better than or comparable to that of the corresponding EquiTrust Portfolio;

• The investment objective, policies and restrictions of the Federated Insurance Funds are similar to the corresponding EquiTrust Portfolios;

• The size and financial stability of Federated and its experience managing mutual funds;

•      The fees and expenses of the Federated Insurance Funds relative to those of the corresponding EquiTrust Portfolios, and in particular, that in all cases, with the exception of the Institutional Shares of the Federated Capital Appreciation, Asset Allocation and Total Return Bond Funds into which Class I Shares of the Blue Chip, Value Growth, Managed and High Grade Bond Portfolios

are proposed to reorganize, the net expenses of each class of each Federated Insurance Fund are lower than those of the corresponding class of the corresponding EquiTrust Portfolio. The Board also noted Federated’s agreement to waive fees and/or reimburse expenses for each Federated Insurance Fund until the later of May 31, 2012 or the date of the Federated Insurance Fund’s next effective Prospectus.

• The tax consequences of each Reorganization on the EquiTrust Portfolio and its shareholders, and in particular, that the Reorganization would be a tax-free reorganization for federal tax purposes.

• EquiTrust, Federated or their affiliates would bear all costs associated with the Reorganizations;

• The terms and conditions of each Reorganization were fair and reasonable and generally consistent with industry practices; and

• The services and additional investment options available to shareholders after the Reorganizations.

Based on all of the above, the EquiTrust Board concluded that each EquiTrust Portfolio’s participation in the proposed Reorganization would be in the best interests of the EquiTrust Portfolio. The EquiTrust Board, including the independent Directors, unanimously recommends that shareholders of each EquiTrust Portfolio approve its proposed Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

As a condition of the Reorganizations, the EquiTrust Fund and the Federated Funds will receive opinions of counsel that the Reorganizations will be considered tax-free “reorganizations” under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), so that no gain or loss will be recognized directly as a result of the Reorganizations by the EquiTrust Fund or the Federated Funds or by the EquiTrust Fund’s shareholders. The aggregate tax basis of the Federated Fund shares received by a shareholder of the corresponding EquiTrust Portfolio will be the same as the aggregate tax basis of the EquiTrust Portfolio shares previously held by such shareholder, and the holding period of the Federated Fund shares received generally will include the holding period of the EquiTrust Fund shares surrendered in exchange. Each EquiTrust Portfolio will distribute to shareholders any previously undistributed investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest and realized net capital gains (after reduction by any available capital loss carryforwards) accumulated prior to the Reorganizations. This is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

This section will help you compare the investment objectives, policies and risks of each EquiTrust Portfolio with its corresponding Federated Fund.

The investment objective of each EquiTrust Portfolio is fundamental and can be changed only with shareholder approval. The investment objective of each Federated Fund is non-fundamental and can be changed by the Fund’s Board without shareholder approval.

Please be aware that this is only a brief discussion. More complete information may be found in the EquiTrust Fund’s and Federated Funds’ prospectuses.

MONEY MARKET PORTFOLIO – FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

The investment objective of Federated Liberty U.S. Government Money Market Trust (“Federated Money Market Fund”) is to seek stability of principal and current income consistent with stability of principal, while Money Market Portfolio’s investment objective is to seek maximum current income consistent with liquidity and stability of principal. Each Fund is a money market fund that seeks to maintain a stable NAV of $1.00 per share. On one hand,

Federated Money Market Fund invests primarily in a portfolio of short-term U.S. Treasury and government securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government securities. Certain government securities in which Federated Money Market Fund invests are not backed by the full faith and credit of the U.S. government; certain other securities are regarded as having implied support because the federal government sponsors their activities. On the other hand, Money Market Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. At least 97% of Money Market Portfolio’s assets must be rated in the highest short-term category by a nationally recognized statistical rating organization (“NRSRO”) (e.g., P-1 by Moody’s Investors Services, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Corporation (“S&P”)) (or the unrated equivalent), and 100% of its assets must be invested in securities rated in the two highest short-term categories. Money Market Portfolio maintains a dollar-weighted average portfolio maturity of 60 days or less. Each Fund actively manages the credit quality and duration of its portfolio, seeking to minimize risk and enhance returns.

Because Federated Money Market Fund and Money Market Portfolio have similar investment objectives and policies, their principal risks will be similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds. References to “Fund” are to both Federated Money Market Fund and Money Market Portfolio.

•      Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

•      Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•      Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

•      Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

•      Risk Associated with Investing Share Purchase Proceeds. On days where there are net purchases of shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

•      Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.

• Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

HIGH GRADE BOND PORTFOLIO – FEDERATED TOTAL RETURN BOND FUND

Federated Total Return Bond Fund’s investment objective is to provide total return with investments in a diversified portfolio of investment grade fixed-income securities, while High Grade Bond Portfolio’s investment objective is to seek to generate as high a level of current income as is consistent with investments in a diversified portfolio of high grade income-bearing debt securities. Each of High Grade Bond Portfolio and Federated Total Return Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high grade bonds.

High Grade Bond Portfolio intends to maintain an intermediate (typically 2-7 years) average portfolio duration. It may invest in a broad range of debt securities of domestic corporate and government issuers. The corporate securities in which it may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage-backed securities, capital securities and other collateralized or asset-backed securities, as well as “junk” bonds. (Junk bonds are those rated, at the time of purchase, below the fourth credit grade by an NRSRO (e.g., Ba/BB or below by Moody’s/S&P) or unrated securities of comparable quality). The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s. The Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its assets in common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities. It may also invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

Federated Total Return Bond Fund may lengthen or shorten duration from time to time based on its interest rate outlook, but it has no set duration parameters. The Fund invests in investment-grade, fixed-income securities, including mortgage-backed securities, corporate debt securities and U.S. government obligations. It normally will invest no more than 15% of its total assets in securities that are rated below investment grade, provided, however, that it may opportunistically invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds”). The amount of any unhedged, non-U.S. dollar securities and foreign currencies in the Fund’s portfolio will normally not exceed 10% of the Fund’s total assets. The maximum amount that the Fund may invest in non-U.S. dollar securities and foreign currencies is 20% of the Fund’s total assets. In connection with its strategy related to investing in foreign securities, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated, fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. Also, it may invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies.

Because Federated Total Return Bond Fund and High Grade Bond Portfolio have similar investment objectives and policies, their principal risks will be similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds. References to “Fund” are to both Federated Total Return Bond Fund and High Grade Bond Portfolio.

•      Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.

•      Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•      Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.

•

Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.

•

Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

•

Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Because Federated Total Return Fund may invest in foreign securities, derivative contracts, hybrid instruments and other permissible investments as a principal strategy, it is also subject to the following additional principal risks:

•

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.

•

Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

STRATEGIC YIELD PORTFOLIO – FEDERATED BOND FUND

Federated Bond Fund’s investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital, while Strategic Yield Portfolio’s investment objective is to seek as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities and further seeks capital appreciation, but only when consistent with its primary goal.

Strategic Yield Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in fixed-income securities, including convertible and non-convertible debt securities and preferred stock, rated Baa/BBB or lower by Moody’s/S&P (and their unrated equivalents) including “junk” bonds; or in other high-yielding/high-risk securities that the Portfolio’s investment adviser believes offer attractive risk/return characteristics. The remaining assets may be held in cash or investment-grade commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements. The Portfolio may also invest in mortgage-backed securities, capital securities and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in U.S. dollar-denominated debt securities of foreign issuers as consistent with its investment objective.

Federated Bond Fund invests primarily in a diversified portfolio of investment-grade fixed-income securities. The Fund may invest up to 35% of its assets in fixed-income securities rated below investment grade. The Fund may lengthen or shorten duration from time to time based on its interest rate outlook, but it has no set duration parameters. The Fund may invest in derivative contracts or hybrid contracts (such as, for example, futures contracts, options contracts and swap contracts) to implement its investment strategies. The Fund may invest a portion of its assets in foreign securities in the form of corporate debt securities of companies based outside the United States, to diversify the Fund’s holdings and to gain exposure to the foreign market. In pursuing its principal investment strategies, the Fund invests in U.S. dollar denominated securities.

While Strategic Yield Portfolio may invest up to 65% of its assets in non-investment grade securities, Federated Bond Fund’s investment in such securities is limited to 35% of its assets.

Because Federated Bond Fund and Strategic Yield Portfolio have similar investment objectives and policies, their principal risks will be similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds. References to “Fund” are to both Federated Bond Fund and Strategic Yield Portfolio.

•

Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Extension Risk. A rise in prevailing interest rates may extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage payments, typically reducing the security’s value.

•

Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.

•

Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. Strategic Yield Portfolio, in particular, may invest a significant portion of its assets in such securities.

•

Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

•

Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Because Federated Bond Fund may invest in foreign currency-denominated debt securities, derivative contracts, hybrid instruments and other permissible investments as a principal strategy, it is also subject to the following additional principal risks:

•

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.

•

Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

MANAGED PORTFOLIO – FEDERATED ASSET ALLOCATION FUND

Federated Asset Allocation Fund’s investment objective is to provide relative safety of capital with the possibility of long-term growth of capital and income, while Managed Portfolio’s investment objective is to seek the highest level of total return through income and capital appreciation. Federated Asset Allocation Fund also gives consideration to current income.

Managed Portfolio pursues its investment objective through a fully managed investment policy consisting of investment in the following three market sectors: (1) common stocks and other equity securities, (2) high grade debt securities, and (3) money market instruments. It invests in both securities of companies that the Portfolio’s investment adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”) and securities of those companies that display more traditional growth characteristics, such as established records of growth in sales and earnings. The Portfolio also invests in high grade bonds and money market securities. It may also invest in mortgage-backed securities, capital securities, and other collateralized or asset-backed securities. The Portfolio may invest up to 25% of its net assets in U.S. dollar-denominated equity securities of foreign issuers as consistent with its investment objective. There are no restrictions as to the proportion of one or another type of security which may be held, and therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

Federated Asset Allocation Fund will invest between 20% and 80% of its assets in equity securities and between 20% and 80% of its assets in fixed-income securities. The asset mix will change based upon the economic and market conditions, and the Fund may allocate relatively more of its assets to securities with exposure to a particular sector, country or region, to securities chosen using a particular style of investing (e.g., growth or value) or to securities with a particular market capitalization (e.g., small, medium or large). The Fund may also attempt to target a specific duration or maturity structure for the Fund based upon its view of interest rates and other economic conditions. However, there is no restriction on duration or maturity range or credit quality for purposed of investing the fixed-income portion of the Fund. The fixed-income asset classes in which the Fund may invest include domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. It may also invest in noninvestment-grade, fixed-income securities, non-U.S. dollar and emerging market, fixed-income securities. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Fund may invest in instruments, such as exchange-traded funds (“ETFs”) whose performance is determined by the price of an underlying commodity or commodity index. It may also invest in hybrid instruments, real estate investment trusts (“REITs”), derivative contracts and other investment companies in any manner consistent with its investment strategy. The Fund also may invest in American Depositary Receipts (“ADRs”) and other domestically traded securities of foreign companies. Lastly, the Fund may sell a security short in an effort to profit from a decline in the price of the security. The Fund’s short exposure will not exceed 10% of its assets. Short exposure obtained through investments in derivative and/or hybrid instruments will be included in this limitation. Short exposures to foreign currencies held to offset underlying long exposures to foreign currency denominated assets (i.e., foreign currency hedges), or short positions used to adjust the duration of the fixed-income portion of the Fund, are not included in this 10% limitation.

Because Federated Asset Allocation Fund and Managed Portfolio have similar investment objectives and policies, their principal risks will be similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds. References to “Fund” are to both Federated Asset Allocation Fund and Managed Portfolio.

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

•

Investment Style Risk. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund’s style of investing, the Fund’s share price may lag that of other funds using a different investment style.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•

Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on fixed-income securities with longer duration. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Extension Risk. A rise in prevailing interest rates may extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage payments, typically reducing the security’s value.

•

Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.

•

Liquidity Risk. The equity and fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

•

Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater credit and liquidity risks than investment-grade securities.

•

Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

•

Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

•

Risk Related to the Economy. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Because Federated Asset Allocation Fund may invest in foreign currency-denominated securities, emerging markets, ETFs, ADRs, hybrid instruments, REITs, derivative contracts and other investment companies, and further may sell a security short, it is subject to the following additional risks:

•

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its shares and its return as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.

•

Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

•

Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

•

Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus/Proxy Statement. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus/Proxy Statement or the Fund’s SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

•

Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

•

Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

•

Risk of Investing in Commodities. Because the Fund may invest in investments or exchange-traded funds whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks including regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.

•

Short Selling Risk. The Fund may enter into short sales which expose the Fund to the risks of short selling. Short sales involve borrowing a security from a lender which is then sold in the open market at a future date. The security is then repurchased by the Fund and returned to the lender. Short selling allows an investor to profit from declines in the prices of securities. Short selling a security involves the risk that the security sold short will appreciate in value at the time of repurchase therefore creating a loss for the Fund. The Fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund.

VALUE GROWTH PORTFOLIO AND BLUE CHIP PORTFOLIO – FEDERATED CAPITAL APPRECIATION FUND

Federated Capital Appreciation Fund’s investment objective is to provide capital appreciation, while Value Growth Portfolio’s investment objective is to seek long-term capital appreciation and Blue Chip Portfolio’s investment objective is to seek long-term growth of capital and income.

Value Growth Portfolio invests primarily (i.e., at least 65% of total assets) in equity securities of any size companies that the Portfolio’s investment adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., “value stocks”). It also may invest in “special situation” companies. (Special situation companies are ones that, in the investment adviser’s opinion, have potential for significant future earnings growth but have not performed well in the recent past. These companies may include ones with management changes, corporate or asset restructuring or significantly undervalued assets.) The Portfolio may also invest in capital securities and up to 25% of its net assets in equity securities of foreign issuers as consistent with its investment objective.

Under normal circumstances, Blue Chip Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of well-capitalized, established “blue chip” companies. The Portfolio focuses on common stocks of approximately 50 large, well-known companies that the Portfolio’s investment adviser believes to collectively comprise a representative cross-section of major industries, commonly referred to as “blue chip” companies, which are generally identified by their substantial capitalization, established history of earnings and superior management structure. Blue chip companies typically fall in the top 20% of U.S. companies by market capitalization. With respect to 25% of its total assets, the Portfolio may, from time to time, hold more than 5% of its assets in one or more such companies.

Federated Capital Appreciation Fund invests primarily in common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued. The Fund may also invest in common stocks of foreign issuers (including American Depositary Receipts (ADRs)), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.

Because Federated Capital Appreciation, Value Growth Portfolio and Blue Chip Portfolio have similar investment objectives and policies, their principal risks will be similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in any of these Funds.

The following summarizes some of the more significant risk factors relating to all of these Funds. References to “Fund” are to all of Federated Capital Appreciation Fund, Value Growth Portfolio and Blue Chip Portfolio.

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

•

Credit Risk. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

•

Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Because each of Value Growth Portfolio and Federated Capital Appreciation Fund invests in foreign and small or mid-size companies, each of these Funds is subject to the following risks:

•

Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

•

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

•	Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•

Medium-Sized Companies Risks. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Because Federated Capital Appreciation Fund may invest in ADRs, derivative contracts, hybrid instruments and other permissible investments as a principal strategy, it is also subject to the following additional principal risks:

•

Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus/Proxy Statement. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus/Proxy Statement or the Fund’s SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

•

Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

•

Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

•	Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

ADDITIONAL INFORMATION REGARDING DERIVATIVES STRATEGIES

As described above, Federated Total Return Fund, Federated Bond Fund, Federated Asset Allocation Fund, and Federated Capital Appreciation Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of their portfolios to securities or types of securities in which each such Federated Fund may invest directly. These Federated Funds may also, for example, use derivative contracts to:

•	obtain premiums from the sale of derivative contracts;

•	realize gains from trading a derivative contract; or

•	hedge against potential losses.

Derivatives contracts and hybrid instruments are subject to liquidity risks, leverage risks and credit risks. There can be no assurance that the Federated Funds’ use of derivatives contracts or hybrid instruments will work as intended.

The EquiTrust Portfolios do not invest in derivatives contracts.

COMPARISON OF INVESTMENT LIMITATIONS

Each Fund has fundamental investment limitations that cannot be changed without shareholder approval, and non-fundamental investment limitations that may be changed with Board approval but without shareholder approval. The summary below is qualified in its entirety by the description of the investment limitations of each Federated Fund and each EquiTrust Portfolio, which is set forth in Annex B to this Prospectus/Proxy Statement. The limitations for each Federated Fund and each corresponding EquiTrust Portfolio are substantially similar; however, you may want to note the following differences as to the Funds’ fundamental investment restrictions.

MONEY MARKET PORTFOLIO – FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

Whereas Money Market Portfolio may not, subject to 100% of the value of its total assets, purchase securities of any issuer other than U.S. Government securities or government agency securities, if as a result of such purchase more than 5% of the value of the Portfolio’s assets would be invested in securities of that issuer, a substantially similar restriction applies to the Federated Money Market Fund with respect to 75% of the value of its total assets.

Whereas Money Market Portfolio may not issue senior securities, except as appropriate to evidence indebtedness and may not borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets, or pledge or mortgage more than 15% of its total assets, the Federated Money Market Fund may issue senior securities and borrow money to the extent permitted by the 1940 Act.

Moreover, unlike Federated Money Market Fund, Money Market Portfolio has the following additional fundamental investment restrictions, as it may not:

•

Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of the Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

•	Purchase or retain the securities of any issuer if any of the officers or directors of the EquiTrust Fund or any officers or directors of the Portfolio’s investment adviser own individually more than

0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

•

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of the Portfolio’s securities with the other EquiTrust Portfolios or with other investment company and client accounts managed by the Portfolio’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

•	Alone, or together with any other EquiTrust Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

•	Invest in foreign securities.

•	Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

•

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

HIGH GRADE BOND PORTFOLIO – FEDERATED TOTAL RETURN BOND FUND

Whereas High Grade Bond Portfolio may not pledge or mortgage more than 15% of its total assets, Federated Total Return Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings.

Moreover, unlike Federated Total Return Bond Fund, High Grade Bond Portfolio has the following additional fundamental investment restrictions, as it may not:

•

Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of the Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

•

Purchase or retain the securities of any issuer if any of the officers or directors of the EquiTrust Fund or any officers or directors of the Portfolio’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

•

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of the Portfolio’s securities with the other EquiTrust Portfolios or with other investment company and client accounts managed by the Portfolio’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

•	Alone, or together with any other EquiTrust Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

•	Invest in foreign securities, except that the Portfolio may invest up to 25% of its net assets in foreign debt securities traded on U.S. exchanges and payable in U.S. dollars.

•	Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

•

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

STRATEGIC YIELD PORTFOLIO – FEDERATED BOND FUND

Whereas Federated Bond Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, Strategic Yield Portfolio may not issue senior securities, except as appropriate to evidence indebtedness and may not borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets.

Whereas Federated Bond Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities, Strategic Yield Portfolio may not pledge or mortgage more than 15% of its total assets.

Moreover, unlike Federated Bond Fund, Strategic Yield Portfolio has the following additional fundamental investment restrictions, as it may not:

•

Purchase or retain the securities of any issuer if any of the officers or directors of the EquiTrust Fund or any officers or directors of the Portfolio’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

•

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of the Portfolio’s securities with the other EquiTrust Portfolios or with other investment company and client accounts managed by the Portfolio’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

•	Alone, or together with any other EquiTrust Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

•	Invest in foreign securities, except that the Portfolio may invest up to 25% of its net assets in foreign debt securities traded on U.S. exchanges and payable in U.S. dollars.

•	Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

•

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

MANAGED PORTFOLIO – FEDERATED ASSET ALLOCATION FUND

Whereas Managed Portfolio may not purchase or sell (although it may purchase securities of issuers which invest or deal in) interests commodities or commodity contracts, Federated Asset Allocation Fund may invest in commodities to the maximum extent permitted under the 1940 Act.

Whereas Managed Portfolio may not underwrite securities issued by others to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the 1933 Act before resale, Federated Asset Allocation Fund will not engage in underwriting or agency distribution of securities issued by others.

Whereas Managed Portfolio may not issue senior securities, except as appropriate to evidence indebtedness and may not borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets, or pledge or mortgage more than 15% of its total assets, Federated Asset Allocation Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Federated Asset Allocation Fund did not borrow money in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

Moreover, unlike Federated Asset Allocation Fund, Managed Portfolio has the following additional fundamental investment restrictions, as it may not:

•

Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of the Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

•

Purchase or retain the securities of any issuer if any of the officers or directors of the EquiTrust Fund or any officers or directors of the Portfolio’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

•

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of the Portfolio’s securities with the other EquiTrust Portfolios or with other investment company and client accounts managed by the Portfolio’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

•	Invest in foreign securities, except that the Portfolio may invest up to 25% of its net assets in foreign equity and debt securities traded on U.S. exchanges and payable in U.S. dollars.

•	Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

•

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

VALUE GROWTH PORTFOLIO AND BLUE CHIP PORTFOLIO – FEDERATED CAPITAL APPRECIATION FUND

Whereas Value Growth Portfolio and Blue Chip Portfolio may not issue senior securities, except as appropriate to evidence indebtedness and may not borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets, Federated Capital Appreciation Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Unlike Federated Capital Appreciation Fund, Blue Chip Portfolio may not, in connection with the restriction pertaining to underwriting securities, invest more than 10% of the value of its total assets in securities that are subject to legal or contractual restrictions on resale, or are not readily marketable.

Moreover, unlike Federated Capital Appreciation Fund, Value Growth Portfolio and Blue Chip Portfolio have the following additional fundamental investment restrictions. Each Portfolio may not:

•

Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of the Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

•

Purchase or retain the securities of any issuer if any of the officers or directors of the EquiTrust Fund or any officers or directors of the Portfolio’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

•	Alone, or together with any other EquiTrust Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

•

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of the Portfolio’s securities with the other EquiTrust Portfolios or with other investment company and client accounts managed by the Portfolio’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

•	Invest in foreign securities, except that Value Growth Portfolio may invest up to 25% of its net assets in foreign equity and debt securities traded on U.S. exchanges and payable in U.S. dollars.

•	Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

•

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

COMPARATIVE FEE TABLES

Like all mutual funds, the EquiTrust Portfolios and the Federated Funds incur certain expenses in their operations. These expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses currently incurred by each class of each EquiTrust Portfolio and each corresponding class of the corresponding Federated Fund, and pro forma fees for the corresponding class of Federated Fund after giving effect to the Reorganization. In addition, the final fee table reflects the combined effect of the Reorganizations of Value Growth Portfolio and Blue Chip Portfolio into Federated Capital Appreciation Fund.

EQUITRUST MONEY MARKET PORTFOLIO – FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for Class A, Class B and Class I Shares of Money Market Portfolio for the fiscal year ended July 31, 2010; (2) the actual fees and expenses for Class A Shares of Federated Liberty U.S. Government Money Market Trust for the fiscal year ended July 31, 2010; and (3) the pro forma fees and expenses of Class A Shares of Federated Liberty U.S. Government Money Market Trust on a combined basis after giving effect to the Reorganization.

	Money Market Portfolio Class A Shares	Money Market Portfolio Class B Shares	Money Market Portfolio Class I Shares	Federated Liberty U.S. Government Money Market Trust Class A Shares	Federated Liberty U.S. Government Money Market Trust Class A Shares Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%	0.25%	0.25%	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	0.50%	None	None	None
Other Expenses	1.60%	2.24%	0.69%	0.75%	0.83%
Total Annual Fund Operating Expenses	2.10%	2.99%	0.94%	1.25%	1.33%
Fee Waivers and/or Expense Reimbursements	None	None	None	0.32%(1)	0.40%(1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.10%	2.99%	0.94%	0.93%	0.93%

1	Federated Liberty U.S. Government Money Market Trust’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund’s Class A Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s investment adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees. If this Reorganization is approved, the Termination Date will be extended to the later of: (a) May 31, 2012; or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for Money Market Portfolio’s Class A, Class B and Class I Shares, operating expenses are before waivers and reimbursements as shown in the table above and remain the same, and for Federated Liberty U.S. Government Money Market Trust and Federated Liberty U.S. Government Money Market Trust’s Pro Forma Combined’s Class A Shares, operating expenses are before waivers, reimbursement and reduction as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	00000000	00000000	00000000	00000000
	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio, Class A Shares	$213	$658	$1129	$2431
Money Market Portfolio, Class B Shares	$802	$1324	$1772	$3308
Money Market Portfolio, Class I Shares	$96	$300	$520	$1155
Federated Liberty U.S. Government Money Market Trust, Class A Shares	$127	$397	$686	$1511
Federated Liberty U.S. Government Money Market Trust, Class A Shares Pro Forma Combined	$135	$421	$729	$1601

HIGH GRADE BOND PORTFOLIO – FEDERATED TOTAL RETURN BOND FUND

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for Class A, Class B and Class I Shares of High Grade Bond Portfolio for the fiscal year ended July 31, 2010; (2) the actual fees and expenses for Class A and Institutional Shares of Federated Total Return Bond Fund for the fiscal year ended November 30, 2010; and (3) the pro forma fees and expenses of Class A and Institutional Shares of Federated Total Return Bond Fund on a combined basis after giving effect to the Reorganization.

	High Grade Bond Portfolio Class A Shares	High Grade Bond Portfolio Class B Shares	High Grade Bond Portfolio Class I Shares	Federated Total Return Bond Fund Class A Shares	Federated Total Return Bond Fund Institutional Shares	Federated Total Return Bond Fund Class A Shares Pro Forma Combined	Federated Total Return Bond Fund Institutional Shares Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	4.50%	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	0.00%	None	0.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.25%	0.50%	None	0.25%	None	0.25%	None
Other Expenses	0.86%	1.34%	0.33%	0.46%	0.15%	0.45%	0.14%
Acquired Fund Fees and Expenses	None	None	None	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.51%	2.24%	0.73%	1.02%	0.46%	1.01%	0.45%
Fee Waivers and/or Expense Reimbursements	None	None	None	0.11%(1)	0.10%(1)	0.10%(1)	0.09%(1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.51%	2.24%	0.73%	0.91%	0.36%	0.91%	0.36%

1	Federated Total Return Bond Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding Acquired Fund Fees and Expenses and expenses allocated from affiliated partnerships) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90% and 0.35% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s investment adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Directors. If this Reorganization is approved, the Termination Date will be extended to the later of: (a) May 31, 2012; or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for High Grade Bond Portfolio’s Class A, Class B and Class I Shares, operating expenses are before waivers and reimbursements as shown in the table above and remain the same, and for Federated Total Return Bond Fund and Federated Total Return Bond Fund Pro Forma Combined’s Class A Shares and Institutional Shares, operating expenses are before waivers, reimbursement and reduction as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
High Grade Bond Portfolio, Class A Shares	$523	$834	$1168	$2109
High Grade Bond Portfolio, Class B Shares	$727	$1100	$1400	$2575
High Grade Bond Portfolio, Class I Shares	$75	$233	$406	$906
Federated Total Return Bond Fund, Class A Shares	$549	$760	$988	$1642
Federated Total Return Bond Fund, Institutional Shares	$47	$148	$258	$579
Federated Total Return Bond Fund, Class A Shares Pro Forma Combined	$548	$757	$983	$1631
Federated Total Return Bond Fund, Institutional Shares Pro Forma Combined	$46	$144	$252	$567

STRATEGIC YIELD PORTFOLIO – FEDERATED BOND FUND

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for Class A, Class B and Class I Shares of Strategic Yield Portfolio for the fiscal year ended July 31, 2010; (2) the actual fees and expenses for Class A and Institutional Shares of Federated Bond Fund for the fiscal year ended November 30, 2010; and (3) the pro forma fees and expenses of Class A and Institutional Shares of Federated Bond Fund on a combined basis after giving effect to the Reorganization.

	Strategic Yield Portfolio Class A Shares	Strategic Yield Portfolio Class B Shares	Strategic Yield Portfolio Class I Shares	Federated Bond Fund Class A Shares	Federated Bond Fund Institutional Shares	Federated Bond Fund Class A Shares Pro Forma Combined	Federated Bond Fund Institutional Shares Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	4.50%	None	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	0.00%	None	0.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%	0.55%	0.55%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	0.50%	None	0.05%	None	0.05%	None
Other Expenses	0.96%	1.32%	0.37%	0.49%	0.24%	0.49%	0.24%
Acquired Fund Fees and Expenses	None	None	None	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.76%	1.32%	0.92%	1.30%	1.00%	1.30%	1.00%
Fee Waivers and/or Expense Reimbursements	None	None	None	0.31%(1)	0.20%(1)	0.31(1)%	0.20(1)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.76%	2.37%	0.92%	0.99%	0.80%	0.99%	0.80%

1	Federated Bond Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund’s Class A and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98% and 0.79%, respectively (the “Fee Limit”) through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Directors. If this Reorganization is approved, the Termination Date will be extended to the later of: (a) May 31, 2012; or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for Strategic Yield Portfolio’s Class A, Class B and Class I Shares, operating expenses are before waivers and reimbursements as shown in the table above and remain the same, and for Federated Bond Fund and Federated Bond Fund Pro Forma Combined’s Class A and Institutional Shares, operating expenses are before waivers, reimbursement and reduction as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	000000000000	000000000000	000000000000	000000000000
	1 Year	3 Years	5 Years	10 Years
Strategic Yield Portfolio, Class A Shares	$547	$908	$1293	$2370
Strategic Yield Portfolio, Class B Shares	$740	$1139	$1465	$2706
Strategic Yield Portfolio, Class I Shares	$94	$293	$509	$1131
Federated Bond Fund, Class A Shares	$576	$844	$1131	$1947
Federated Bond Fund, Institutional Shares	$102	$318	$552	$1225
Federated Bond Fund, Class A Shares Pro Forma Combined	$576	$844	$1131	$1947
Federated Bond Fund, Institutional Shares Pro Forma Combined	$102	$318	$552	$1225

MANAGED PORTFOLIO – FEDERATED ASSET ALLOCATION FUND

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for Class A, Class B and Class I Shares of Managed Portfolio for the fiscal year ended July 31, 2010; (2) the actual fees and expenses for Class A and Institutional Shares of Federated Asset Allocation Fund for the fiscal year ended November 30, 2010; and (3) the pro forma fees and expenses of Class A and Institutional Shares of Federated Asset Allocation Fund on a combined basis after giving effect to the Reorganization.

	Managed Portfolio Class A Shares	Managed Portfolio Class B Shares	Managed Portfolio Class I Shares	Federated Asset Allocation Fund Class A Shares	Federated Asset Allocation Fund Institutional Shares	Federated Asset Allocation Fund Class A Shares Pro Forma Combined	Federated Asset Allocation Fund Institutional Shares Pro Forma Combined
Shareholder Fees (fees paid direcetly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	0.00%	None	0.00%	None

	Managed Portfolio Class A Shares	Managed Portfolio Class B Shares	Managed Portfolio Class I Shares	Federated Asset Allocation Fund Class A Shares	Federated Asset Allocation Fund Institutional Shares	Federated Asset Allocation Fund Class A Shares Pro Forma Combined	Federated Asset Allocation Fund Institutional Shares Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%	0.60%	0.70%	0.70%	0.68%	0.68%
Distribution (12b-1) Fee	0.25%	0.50%	None	None	None	None	None
Other Expenses	0.77%	1.14%	0.29%	0.76%	0.49%	0.71%	0.41%
Acquired Fund Fees and Expenses	None	None	None	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.62%	2.24%	0.89%	1.65%	1.38%	1.58%	1.28%
Fee Waivers and/or Expense Reimbursements	None	None	None	0.21%(1)	0.19%(1)	0.14%(1)	0.09%(1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.62%	2.24%	0.89%	1.44%	1.19%	1.44%	1.19%

1	Federated Asset Allocation Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.25% and 1.00%, respectively (the “Fee Limit”) through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board. If this Reorganization is approved, the Termination Date will be extended to the later of: (a) May 31, 2012; or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for Managed Portfolio’s Class A, Class B and Class I Shares, operating expenses are before waivers and reimbursements as shown in the table above and remain the same, and for Federated Asset Allocation Fund and Federated Asset Allocation Pro Forma Combined’s Class A and Institutional Shares, operating expenses are before waivers, reimbursement and reduction as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	0000000000	0000000000	0000000000	0000000000
	1 Year	3 Years	5 Years	10 Years
Managed Portfolio, Class A Shares	$730	$1057	$1406	$2386
Managed Portfolio, Class B Shares	$727	$1100	$1400	$2575
Managed Portfolio, Class I Shares	$91	$284	$493	$1096
Federated Asset Allocation Fund, Class A Shares	$709	$1042	$1398	$2397
Federated Asset Allocation, Institutional Shares	$141	$437	$755	$1657
Federated Asset Allocation Fund, Class A Shares Pro Forma Combined	$603	$926	$1272	$2244
Federated Asset Allocation Fund, Institutional Shares Pro Forma Combined	$130	$406	$702	$1545

VALUE GROWTH PORTFOLIO – FEDERATED CAPITAL APPRECIATION FUND

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for Class A, Class B and Class I Shares of Value Growth Portfolio for the fiscal year ended July 31, 2010; (2) the actual fees and expenses for Class A and Institutional Shares of Federated Capital Appreciation Fund for the fiscal year ended October 31, 2010; and (3) the pro forma fees and expenses of Class A and Institutional Shares of Federated Capital Appreciation Fund on a combined basis after giving effect to the Reorganization.

	Value Growth Portfolio Class A Shares	Value Growth Portfolio Class B Shares	Value Growth Portfolio Class I Shares	Federated Capital Appreciation Fund Class A Shares	Federated Capital Appreciation Fund Institutional Shares	Federated Capital Appreciation Fund Class A Shares Pro Forma Combined	Federated Capital Appreciation Fund Institutional Shares Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	0.00%	None	0.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%	0.50%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	0.50%	None	0.05%	None	0.05%	None
Other Expenses	0.70%	1.05%	0.27%	0.53%	0.20%	0.55%	0.23%
Acquired Fund Fees and Expenses	None	None	None	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%	2.05%	0.77%	1.34%	0.96%	1.36%	0.99%
Fee Waivers and/or Expense Reimbursements	None	None	None	0.09%(1)	None	0.11%(1)	None(1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.45%	2.05%	0.77%	1.25%	0.96%	1.25%	0.99%

1	Federated Capital Appreciation Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund’s Class A Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.24% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board. If this Reorganization is approved, the Termination Date will be extended to the later of: (a) May 31, 2012; or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for Value Growth Portfolio’s Class A, Class B and Class I Shares, operating expenses are before waivers and reimbursements as shown in the table above and remain the same, and for Federated Capital Appreciation Fund and Federated Capital Appreciation Pro Forma Combined’s Class A Shares and Institutional Shares, operating expenses are before waivers, reimbursement and reduction as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	00000000	00000000	00000000	00000000
	1 Year	3 Years	5 Years	10 Years
Value Growth Portfolio, Class A Shares	$714	$1007	$1322	$2210
Value Growth Portfolio, Class B Shares	$708	$1043	$1303	$2379
Value Growth Portfolio, Class I Shares	$79	$246	$428	$954
Federated Capital Appreciation Fund, Class A Shares	$679	$951	$1244	$2074
Federated Capital Appreciation Fund, Institutional Shares	$98	$306	$531	$1178
Federated Capital Appreciation Fund, Class A Shares Pro Forma Combined	$681	$957	$1254	$2095
Federated Capital Appreciation Fund, Institutional Shares Pro Forma Combined	$101	$315	$547	$1213

BLUE CHIP PORTFOLIO – FEDERATED CAPITAL APPRECIATION FUND

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for Class A, Class B and Class I Shares of Blue Chip Portfolio for the fiscal year ended July 31, 2010; (2) the actual fees and expenses for Class A and Institutional Shares of Federated Capital Appreciation Fund for the fiscal year ended October 31, 2010; and (3) the pro forma fees and expenses of Class A and Institutional Shares of Federated Capital Appreciation Fund on a combined basis after giving effect to the Reorganization.

	Blue Chip Portfolio Class A Shares	Blue Chip Portfolio Class B Shares	Blue Chip Portfolio Class I Shares	Federated Capital Appreciation Fund Class A Shares	Federated Capital Appreciation Fund Institutional Shares	Federated Capital Appreciation Fund Class A Shares Pro Forma Combined	Federated Capital Appreciation Fund Institutional Shares Pro Forma Combined
Shareholder Fees (fees paid direclty from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	0.00%	None	0.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%	0.25%	0.25%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	0.50%	None	0.05%	None	0.05%	None
Other Expenses	0.84%	1.14%	0.26%	0.53%	0.20%	0.55%	0.23%
Acquired Fund Fees and Expenses	None	None	None	0.01%	0.01%	0.01%	0.01%

	Blue Chip Portfolio Class A Shares	Blue Chip Portfolio Class B Shares	Blue Chip Portfolio Class I Shares	Federated Capital Appreciation Fund Class A Shares	Federated Capital Appreciation Fund Institutional Shares	Federated Capital Appreciation Fund Class A Shares Pro Forma Combined	Federated Capital Appreciation Fund Institutional Shares Pro Forma Combined
Total Annual Fund Operating Expenses	1.34%	1.89%	0.51%	1.34%	0.96%	1.36%	0.99%
Fee Waivers and/or Expense Reimbursements	None	None	None	0.09%(1)	None	0.11%(1)	None
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.34%	1.89%	0.51%	1.25%	0.96%	1.25%	0.99%

1	Federated Capital Appreciation Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund’s Class A Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.24% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees. If this Reorganization is approved, the Termination Date will be extended to the later of: (a) May 31, 2012; or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for Blue Chip Portfolio’s Class A, Class B and Class I Shares, operating expenses are before waivers and reimbursements as shown in the table above and remain the same, and for Federated Capital Appreciation Fund and Federated Capital Appreciation Pro Forma Combined’s Class A Shares and Institutional Shares, operating expenses are before waivers, reimbursement and reduction as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	000000000	000000000	000000000	000000000
	1 Year	3 Years	5 Years	10 Years
Blue Chip Portfolio, Class A Shares	$704	$975	$1267	$2095
Blue Chip Portfolio, Class B Shares	$692	$994	$1221	$2212
Blue Chip Portfolio, Class I Shares	$52	$164	$285	$640
Federated Capital Appreciation Fund, Class A Shares	$679	$951	$1244	$2074
Federated Capital Appreciation Fund, Institutional Shares	$98	$306	$531	$1178
Federated Capital Appreciation Fund, Class A Shares Pro Forma Combined	$681	$957	$1254	$2095
Federated Capital Appreciation Fund, Institutional Shares Pro Forma Combined	$101	$315	$547	$1213

VALUE GROWTH PORTFOLIO – BLUE CHIP PORTFOLIO – FEDERATED CAPITAL APPRECIATION FUND

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for Class A, Class B and Class I Shares of Value Growth Yield Portfolio for the fiscal year ended July 31, 2010; (2) the actual fees and expenses for Class A, Class B and Class I Shares of Blue Chip Portfolio for the fiscal year ended July 31, 2010; (3) the actual fees and expenses for Class A and Institutional Shares of Federated Capital Appreciation Fund for the fiscal year ended October 31, 2010; and (4) the pro forma fees and expenses of Class A and Institutional Shares of Federated Capital Appreciation Fund on a combined basis after giving effect to the Reorganizations of both Value Growth Portfolio and Blue Chip Portfolio.

	Value Growth Portfolio Class A Shares	Value Growth Portfolio Class B Shares	Value Growth Portfolio Class I Shares	Blue Chip Portfolio Class A Shares	Blue Chip Portfolio Class B Shares	Blue Chip Portfolio Class I Shares	Federated Capital Appreciation Fund Class A Shares	Federated Capital Appreciation Fund Institutional Shares	Federated Capital Appreciation Fund Class A Shares Pro Forma Combined	Federated Capital Appreciation Fund Institutional Shares Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	5.75%	None	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	None	5.00%	None	0.00%	None	0.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%	0.50%	0.25%	0.25%	0.25%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	0.50%	None	0.25%	0.50%	None	0.05%	None	0.05%	None
Other Expenses	0.70%	1.05%	0.27%	0.84%	1.14%	0.26%	0.53%	0.20%	0.55%	0.23%
Acquired Fund Fees and Expenses	None	None	None	None	None	None	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%	2.05%	0.77%	1.34%	1.89%	0.51%	1.34%	0.96%	1.36%	0.99%
Fee Waivers and/or Expense Reimbursements 1	None	None	None	None	None	None	0.09%(1)	None	0.11%(1)	None
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.45%	2.05%	0.77%	1.34%	1.89%	0.51%	1.25%	0.96%	1.25%	0.99%
1	Federated Capital Appreciation Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund’s Class A Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.24% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board. If this Reorganization is approved, the Termination Date will be extended to the later of: (a) May 31, 2012; or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for Value Growth Portfolio and Blue Chip Portfolio’s Class A, Class B and Class I Shares, operating expenses are before waivers and reimbursements as shown in the table above and remain the same, and for Federated Capital Appreciation Fund and Federated Capital Appreciation Pro Forma Combined’s Class A and Institutional Shares (assuming the Reorganization of both Value Growth and Blue Chip Portfolios), operating expenses are before waivers, reimbursement and reduction as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Value Growth Portfolio, Class A Shares	$714	$1007	$1322	$2210
Value Growth Portfolio, Class B Shares	$708	$1043	$1303	$2379
Value Growth Portfolio, Class I Shares	$79	$246	$428	$954
Blue Chip Portfolio, Class A Shares	$704	$975	$1267	$2095
Blue Chip Portfolio, Class B Shares	$692	$994	$1221	$2212
Blue Chip Portfolio, Class I Shares	$52	$164	$285	$640
Federated Capital Appreciation Fund, Class A Shares	$679	$951	$1244	$2074
Federated Capital Appreciation, Institutional Shares	$98	$306	$531	$1178
Federated Capital Appreciation Fund, Class A Shares Pro Forma Combined	$681	$957	$1254	$2095
Federated Capital Appreciation Fund, Institutional Shares Pro Forma Combined	$101	$315	$547	$1213

COMPARISON OF POTENTIAL RISKS AND REWARDS; PERFORMANCE HISTORY

The bar charts and tables below compare the potential risks and rewards of investing in each EquiTrust Portfolio and the corresponding Federated Fund. The bar charts provide an indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year. The total returns shown in the bar charts are based upon NAV. The tables show how each Fund’s average annual total returns for the one year, five years and ten years (or start of performance) compare to the returns of one or more broad-based market indexes. The figures assume reinvestment of dividends and distributions.

MONEY MARKET PORTFOLIO – FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

Money Market Portfolio

The bar chart and performance table below reflect historical performance data for Money Market Portfolio’s shares. The performance information shown below will help you analyze the Portfolio’s investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio’s Class B Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows the returns of the Portfolio’s Class A, Class B and Class I Shares averaged over the stated periods. The Portfolio’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information can be obtained by calling 1-877-860-2904.

Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

The Portfolio’s Class B Shares’ year-to-date total return as of March 31, 2011 was 0.03%.

During the periods shown in the chart, the Portfolio’s Class B Shares’ highest quarterly return was 0.95% (quarter ended March 31, 2001) and its lowest quarterly return was 0.02% (quarter ended March 31, 2004).

Average Annual Total Return Table

The following table represents the Portfolio’s Class A, Class B and Class I Shares’ Average Annual Total Returns for the calendar periods ended December 31, 2010.

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Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years	Since Inception*
Class B Shares	(4.87)%	0.93%	1.09%	N/A
Class A Shares	0.13%	1.48%	N/A	1.48%
Class I Shares	0.12%	1.96%	1.72%	N/A
0-3 Month T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.26%	2.33%

* Since Inception performance is provided only for a share class with less than ten calendar years of performance. Since Inception figures for Class A Shares are from December 1, 2005, the commencement date of the share class.

Federated Liberty U.S. Government Money Market Trust

The bar chart and performance table below reflect historical performance data for Federated Liberty U.S. Government Money Market Trust’s Class A Shares. The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows the returns of the Fund’s Class A shares averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Liberty U.S. Government Money Market Trust – Class A Shares

The Fund’s Class A Shares’ year-to-date total return as of March 31, 2011 was 0.00%.

During the periods shown in the chart, the Fund’s Class A Shares’ highest quarterly return was 1.24% (quarter ended March 31, 2001) and its lowest quarterly return was 0.00% (quarter ended December 31, 2010).

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares’ Average Annual Total Returns for the calendar periods ended December 31, 2010.

Federated Liberty U.S. Government Money Market Trust

	2222222222	2222222222	2222222222
Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years
Class A Shares	0.00%	2.03%	1.75%

The Fund’s Class A Shares’ 7-Day Net Yield as of December 31, 2010 was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

HIGH GRADE BOND PORTFOLIO – FEDERATED TOTAL RETURN BOND FUND

High Grade Bond Portfolio

The bar chart and performance table below reflect historical performance data for High Grade Bond Portfolio’s shares. The performance information shown below will help you analyze the Portfolio’s investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio’s Class B Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows the returns of the Portfolio’s Class A, Class B and Class I Shares averaged over the stated periods. The Portfolio’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information can be obtained by calling 1-877-860-2904.

Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

The Portfolio’s Class B Shares’ year-to-date total return as of March 31, 2011 was 0.48%.

During the periods shown in the chart, the Portfolio’s Class B Shares’ highest quarterly return was 4.72% (quarter ended September 30, 2009) and its lowest quarterly return was (4.57)% (quarter ended September 30, 2008).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Portfolio’s Class B Shares to illustrate the effect of federal taxes on the Portfolio’s returns. After-tax returns are shown only for Class B Shares, and after-tax returns for Class A and Class I Shares will differ from those shown for Class B Shares. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years	Since Inception*
Class B Shares
Return Before Taxes	1.54%	4.00%	4.88%	N/A
Return After Taxes on Distributions	0.64%	2.67%	3.40%	N/A
Return After Taxes on Distributions and Sale of Portfolio Shares	0.99%	2.64%	3.31%	N/A
Class A Shares
Return Before Taxes	3.27%	4.00%	N/A	4.17%
Class I Shares
Return Before Taxes	7.95%	5.57%	5.98%	N/A
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	5.90%

* Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for Class A Shares are from December 1, 2005, the commencement date of the share class.

Federated Total Return Bond Fund

The bar chart and performance table below reflect historical performance data for Federated Total Return Bond Fund’s shares. The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows the returns of the Fund’s Institutional and Class A shares averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The Fund’s Institutional Shares’ year-to-date total return as of March 31, 2011 was 0.70%.

During the periods shown in the chart, the Fund’s Institutional Shares’ highest quarterly return was 5.07% (quarter ended September 30, 2009) and its lowest quarterly return was (1.97)% (quarter ended June 30, 2004).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s Institutional Shares to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for Institutional Shares, and after-tax returns for Class A Shares will differ from those shown for Institutional Shares. Actual after-tax returns depend upon each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years	Since Inception*
Institutional Shares:
Return Before Taxes	7.35%	6.38%	6.16%	N/A
Return After Taxes on Distributions	5.66%	4.51%	4.18%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	4.76%	4.34%	4.08%	N/A
Class A Shares:
Return Before Taxes	1.98%	4.84%	N/A	4.80%
Barclays Capital U.S. Aggregate Bond Index[2] (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	4.92%
Lipper Intermediate Investment Grade Debt Category Average[3]	8.62%	5.44%	5.55%	5.29%

1 The Fund’s Class A Shares start of performance date was August 16, 2001.

2 The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated.

STRATEGIC YIELD PORTFOLIO – FEDERATED BOND FUND

Strategic Yield Portfolio

The bar chart and performance table below reflect historical performance data for Strategic Yield Portfolio’s shares. The performance information shown below will help you analyze the Portfolio’s investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio’s Class B Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows the returns of the Portfolio’s Class A, Class B and Class I Shares averaged over the stated periods. The Portfolio’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information can be obtained by calling 1-877-860-2904.

Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

The Portfolio’s Class B Shares’ year-to-date total return as of March 31, 2011 was 2.38%.

During the periods shown in the chart, the Portfolio’s Class B Shares’ highest quarterly return was 15.34% (quarter ended June 30, 2009) and its lowest quarterly return was (7.44)% (quarter ended December 31, 2008).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Portfolio’s Class B Shares to illustrate the effect of federal taxes on the Portfolio’s returns. After-tax returns are shown only for Class B Shares, and after-tax returns for Class A and Class I Shares will differ from those shown for Class B Shares. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years	Since Inception[1]
Class B Shares
Return Before Taxes	5.34%	4.10%	5.70%	N/A
Return After Taxes on Distributions	3.76%	2.27%	3.67%	N/A
Return After Taxes on Distributions and Sale of Portfolio Shares	3.44%	2.39%	3.65%	N/A
Class A Shares
Return Before Taxes	6.57%	3.96%	N/A	4.06%
Class I Shares
Return Before Taxes	11.51%	5.56%	6.81%	N/A
Barclays Capital U.S. Credit/High Yield Index[2] (reflects no deduction for fees, expenses or taxes	9.70%	6.50%	7.03%	6.59%
Barclays Capital U.S. Corporate High Yield Index[2] (reflects no deduction for fees, expenses or taxes)	15.12%	8.91%	8.88%	8.94%

1 Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for Class A Shares are from December 1, 2005, the commencement date of the share class.

2 The Barclays Capital U.S. Credit/High Yield and the Barclays Capital U.S. Corporate High Yield indices are widely recognized, unmanaged indices of corporate and high yield bond market performance, respectively.

Federated Bond Fund

The bar chart and performance table below reflect historical performance data for Federated Bond Fund’s shares. The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows the returns of the Fund’s Institutional and Class A Shares averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The Fund’s Institutional Shares’ year-to-date total return as of March 31, 2011 was 2.06%.

During the periods shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 11.75% (quarter ended June 30, 2009) and its lowest quarterly return was (6.22)% (quarter ended September 30, 2008).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s Institutional Shares to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for Institutional Shares, and after-tax returns for Class A Shares will differ from those shown for Institutional Shares. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	0000000000000	0000000000000	0000000000000
Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years
Institutional Shares
Return Before Taxes	11.16%	7.05%	7.08%
Return After Taxes on Distributions	8.73%	4.78%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	7.20%	4.65%	4.60%
Class A Shares
Return Before Taxes	5.99%	5.97%	6.54%
Barclays Capital U.S. Credit Index[1] (reflects no deduction for fees, expenses or taxes)	8.47%	5.98%	6.55%
Lipper Corporate Debt Funds BBB Rated Average[2]	10.00%	5.57%	6.27%

1 Barclays Capital U.S. Credit Index is a widely recognized, unmanaged index of corporate bond market performance.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.

MANAGED PORTFOLIO – FEDERATED ASSET ALLOCATION FUND

Managed Portfolio

The bar chart and performance table below reflect historical performance data for Managed Portfolio’s shares. The performance information shown below will help you analyze the Portfolio’s investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio’s Class B Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows the returns of the Portfolio’s Class A, Class B and Class I Shares averaged over the stated periods. The Portfolio’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information can be obtained by calling 1-877-860-2904.

Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

The Portfolio’s Class B Shares’ year-to-date total return as of March 31, 2011 was 3.01%.

During the periods shown in the chart, the Portfolio’s Class B Shares’ highest quarterly return was 12.33% (quarter ended June 30, 2003) and its lowest quarterly return was (13.19)% (quarter ended December 31, 2008).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Portfolio’s Class B Shares to illustrate the effect of federal taxes on the Portfolio’s returns. After-tax returns are shown only for Class B Shares, and after-tax returns for Class A and Class I Shares will differ from those shown for Class B Shares. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	000000000000	000000000000	000000000000	000000000000
Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years	Since Inception*
Class B Shares
Return Before Taxes	7.89%	3.02%	5.18%	N/A
Return After Taxes on Distributions	7.76%	2.39%	4.66%	N/A
Return After Taxes on Distributions and Sale of Portfolio Shares	5.27%	2.50%	4.36%	N/A

	000000000011	000000000011	000000000011	000000000011
Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years	Since Inception*
Class A Shares
Return Before Taxes	6.93%	2.58%	N/A	2.54%
Class I Shares
Return Before Taxes	14.29%	4.59%	6.33%	N/A
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	2.26%

* Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for Class A Shares are from December 1, 2005, the commencement date of the share class.

Federated Asset Allocation Fund

The performance information (Bar Chart and Average Annual Total Return Table) shown below for periods prior to September 5, 2008, reflects historical performance data for Federated Stock and Bond Fund, Inc. (the “Predecessor Fund”) prior to its reorganization into Federated Asset Allocation Fund (formerly, Federated Stock and Bond Fund) as of the close of business on September 5, 2008. The Fund is the successor to the Predecessor Fund pursuant to the reorganization. Prior to the date of the reorganization, the Fund did not have any investment operations. The bar chart and performance table below reflect historical performance data for the Fund’s Class A Shares. The Performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows the returns of the Fund’s Institutional and Class A Shares averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares’ year-to-date total return as of March 31, 2011 was 4.54%.

During the periods shown in the chart, the Fund’s Class A Shares’ highest quarterly return was 11.60% (quarter ended June 30, 2009 and its lowest quarterly return was (12.06)% (quarter ended December 31, 2008).

Average Annual Total Return

In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund returns. After-tax returns are shown only for Class A Shares, and after-tax returns for Institutional Shares will differ from those shown for Class A Shares. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	0000000000000	0000000000000	0000000000000
Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years
Class A Shares
Return Before Taxes	4.82%	3.63%	3.31%
Return After Taxes on Distributions	4.75%	2.38%	2.37%
Return After Taxes on Distributions and Sale of Fund Shares	3.13%	2.68%	2.48%
Institutional Shares
Return Before Taxes	11.30%	4.70%	3.77%
Standard & Poor’s 500 Index[1] (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index[2] (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Blended Index[3] (reflects no deduction for fees, expenses or taxes)	12.44%	4.21%	4.07%
Lipper Balanced Funds Average[4]	11.82%	3.41%	3.21%

1 The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

2 The Barclays Capital Aggregate Bond Index is an unmanaged index composed of securities from the Barclay’s Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

3 The Blended Index is a custom blended index comprised of 50% of the return of the Russell 3000 Index, 10% of the return of the MSCI All Country World ex US Index and 40% of the return of the Barclays Capital U.S. Universal Index.

4 The Lipper Balanced Funds Average represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges.

VALUE GROWTH PORTFOLIO – BLUE CHIP PORTFOLIO – FEDERATED CAPITAL APPRECIATION FUND

Value Growth Portfolio

The bar chart and performance table below reflect historical performance data for Value Growth Portfolio’s shares. The performance information shown below will help you analyze the Portfolio’s investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio’s Class B Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows the returns of the Portfolio’s Class A, Class B and Class I Shares averaged over the stated periods. The Portfolio’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information can be obtained by calling 1-877-860-2904.

Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

The Portfolio’s Class B Shares’ year-to-date total return as of March 31, 2011 was 5.09%.

During the periods shown in the chart, the Portfolio’s Class B Shares’ highest quarterly return was 16.63% (quarter ended June 30, 2003) and its lowest quarterly return was (20.92)% (quarter ended December 31, 2008).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Portfolio’s Class B Shares to illustrate the effect of federal taxes on the Portfolio’s returns. After-tax returns are shown only for Class B Shares, and after-tax returns for Class A and Class I Shares will differ from those shown for Class B Shares. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	000000000000	000000000000	000000000000	000000000000
Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years	Since Inception*
Class B Shares
Return Before Taxes	8.11%	1.51%	4.80%	N/A
Return After Taxes on Distributions	8.11%	1.39%	4.69%	N/A
Return After Taxes on Distributions and Sale of Portfolio Shares	5.27%	1.28%	4.16%	N/A
Class A Shares
Return Before Taxes	7.22%	1.16%	N/A	1.10%
Class I Shares
Return Before Taxes	14.49%	3.08%	5.89%	N/A
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	2.26

* Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for Class A Shares are from December 1, 2005, the commencement date of the share class.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

Blue Chip Portfolio

The bar chart and performance table below reflect historical performance data for Blue Chip Portfolio’s shares. The performance information shown below will help you analyze the Portfolio’s investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio’s Class B Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows the returns of the Portfolio’s Class A, Class B and Class I Shares averaged over the stated periods. The Portfolio’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information can be obtained by calling 1-877-860-2904.

Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown.

The Portfolio’s Class B Shares’ year-to-date total return as of March 31, 2011 was 5.08%.

During the periods shown in the chart, the Portfolio’s Class B Shares’ highest quarterly return was 14.90% (quarter ended June 30, 2003) and its lowest quarterly return was (17.36)% (quarter ended September 30, 2002).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Portfolio’s Class B Shares to illustrate the effect of federal taxes on the Portfolio’s returns. After-tax returns are shown only for Class B Shares, and after-tax returns for Class A and Class I Shares will differ from those shown for Class B Shares. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	000000000000sa	000000000000sa	000000000000sa	000000000000sa
Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years	Since Inception*
Class B Shares
Return Before Taxes	4.80%	1.05%	(0.02)%	N/A
Return After Taxes on Distributions	4.49%	0.77%	(0.21)%	N/A
Return After Taxes on Distributions and Sale of Portfolio Shares	3.55%	0.90%	(0.02)%	N/A
Class A Shares
Return Before Taxes	4.18%	0.63%	N/A	0.37%

	00000000000	00000000000	00000000000	00000000000
Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years	Since Inception*
Class I Shares
Return Before Taxes	11.34%	2.66%	1.10%	N/A
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	2.26%

* Since Inception performance is only provided for a share class with less than ten calendar years of performance. Since Inception figures for Class A Shares are from December 1, 2005, the commencement date of the share class.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table. Updated performance information can be obtained by calling 1-877-860-2904.

Federated Capital Appreciation Fund

The bar chart and performance table below reflect historical performance data for Federated Capital Appreciation Fund’s shares. The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows the returns of the Fund’s Institutional and Class A Shares averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares’ year-to-date total return as of March 31, 2011 was 3.58%.

During the periods shown in the chart, the Fund’s Class A Shares’ highest quarterly return was 14.46% (quarter ended June 30, 2003) and its lowest quarterly return was (18.04)% (quarter ended December 31, 2008).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for Class A Shares, and after-tax returns for Institutional Shares will differ from those shown for Class A Shares. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

	000000000000000	000000000000000	000000000000000
Average Annual Total Return (for periods ended December 31, 2010)	One Year	Five Years	Ten Years
Class A Shares
Return Before Taxes	6.33%	2.04%	1.32%
Return After Taxes on Distributions	6.12%	0.46%	0.42%
Return After Taxes on Distributions and Sale of Fund Shares	4.11%	1.42%	0.93%
Institutional Shares
Return Before Taxes	12.93%	3.37%	1.98%
Standard & Poor’s 500 Index[1] (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Lipper Large Cap Core Funds Average[2]	12.94%	1.98%	1.37%

1 The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the category indicated. They do not reflect sales charges.

FUND MA NAGEMENT

EquiTrust Portfolios

EquiTrust Investment Management Services, Inc. (“EquiTrust”), 5400 University Avenue, West Des Moines, Iowa 50266, serves as the EquiTrust Portfolios’ investment adviser and manager pursuant to an Investment Advisory and Management Services Agreement. This relationship has existed since the Funds commenced operations in 1971.

EquiTrust is a wholly owned subsidiary of FBL Financial Services, Inc., which is a wholly owned subsidiary of FBL Financial Group, Inc., an Iowa corporation. At December 31, 2010, 63.9% of the outstanding voting power of FBL Financial Group, Inc. was owned in shares of various classes by Iowa Farm Bureau Federation, an Iowa not-for-profit corporation. EquiTrust also acts as the investment adviser to individuals, institutions and one other mutual fund: EquiTrust Variable Insurance Series Fund. Personnel of EquiTrust also manage investments for the portfolios of insurance companies.

The following individuals are officers and/or directors of EquiTrust and are officers and/or directors of the EquiTrust Fund: Charles T. Happel, James E. Hohmann, James P. Brannen, Richard J. Kypta, David A. McNeill, Kristi Rojohn, Jennifer Morgan, Erika Horstmann, Sara Tamisiea and Jodi Winslow.

EquiTrust handles the investment and reinvestment of the EquiTrust Portfolios’ assets, and is responsible for the overall management of the Fund’s business affairs, subject to the review of the Board of Directors.

Federated Funds

Each Federated Fund is governed by the Board of Trustees or Directors, as applicable, of the investment company of which it is a series. Federated Advisory Services Company (“FASC”), an affiliate of the Funds’ investment advisers, provides certain support services to those advisers. The fee for these services is paid by each Fund’s adviser, and not by any of the Funds.

Federated Liberty U.S. Government Money Market Trust, Federated Total Return Bond Fund, and Federated Bond Fund

The Board selects and oversees the Funds’ investment adviser, Federated Investment Management Company (“FIMCO”). FIMCO manages each such Fund’s assets, including buying and selling portfolio securities.

Federated Asset Allocation Fund

The Board selects and oversees the Fund’s investment adviser, Federated Global Investment Management Corp. (“Federated Global”). Federated Global manages the Fund’s assets, including buying and selling portfolio securities.

Federated Global has delegated daily management of some or all of the Fund’s assets to two subadvisers, Federated Equity Management Company of Pennsylvania (“FEMCO”) and FIMCO (collectively, the “Subadvisers”), who are paid by Federated Global and not by the Fund, based on the portion of securities the Subadvisers manage.

Federated Capital Appreciation Fund

The Board selects and oversees the Fund’s investment adviser, FEMCO. FEMCO manages the Fund’s assets, including buying and selling portfolio securities.

General Information about the Federated Funds’ Advisers and Subadvisers

The address of FIMCO, FEMCO, FASC and Federated Global is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

FIMCO advises approximately 111 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $259.5 billion in assets as of December 31, 2010.

FEMCO advises approximately 23 equity mutual funds (including subadvised funds) which totaled approximately $15.4 billion in assets as of December 31, 2010.

Federated Global advises approximately 16 equity mutual funds (including subadvised funds) as well as a variety of separately managed accounts, institutional separate accounts and private investment companies and other pooled investment vehicles (including non-U.S./offshore funds), which totaled approximately $9.4 billion in assets as of December 31, 2010.

The Federated Funds’ investment advisers and subadvisers, together with other subsidiaries of Federated, collectively advise approximately 136 equity, fixed-income and money market mutual funds as well as a variety of other customized separately managed accounts and private investment companies and other pooled investment vehicles (including non-U.S./offshore funds), which totaled approximately $358.2 billion in assets as of December 31, 2010. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,334 employees. Federated provides investment products to approximately 5,000 investment professionals and institutions.

PORTFOLIO MANAGER INFORMATION.

EquiTrust Portfolios

The following individuals serve as portfolio managers for the EquiTrust Portfolios:

Doug Higgins, CFA; Securities Vice President, Portfolio Manager (Blue Chip, Managed and Value Growth Portfolios). Mr. Higgins joined EquiTrust in 1998 as a Security Analyst in the fixed-income department. He became Associate Portfolio Manager in 2000, and was made Lead Portfolio Manager in 2008. Mr. Higgins received his undergraduate degree from Iowa State University and his MBA from the University of Iowa.

Bob Rummelhart, CFA; Investment Vice President, Portfolio Manager (High Grade Bond and Strategic Yield Portfolios). Mr. Rummelhart joined EquiTrust in 1987 and has been responsible for the management of these Portfolios since their inception. He received both his undergraduate and MBA degrees from the University of Iowa.

Mark Sandbulte, CFA; Associate Portfolio Manager (Blue Chip, Managed and Value Growth Portfolios). Mr. Sandbulte joined EquiTrust in 2000 as Assistant Research Analyst, and became Associate Portfolio Manager in 2008. Mr. Sandbulte received his undergraduate degree from Central College in Pella, Iowa, and his MBA from the University of Iowa.

The EquiTrust Portfolios’ SAI provides additional information about each portfolio manager’s compensation, management of other accounts and ownership of securities in each EquiTrust Portfolio managed by the portfolio manager.

Federated Funds

The following individuals serve as portfolio managers for the Federated Funds:

Joseph M. Balestrino (Federated Total Return Bond, Federated Bond, and Federated Asset Allocation Funds). Joseph M. Balestrino has been Federated Total Return Bond Fund’s Portfolio Manager since September 1996. He is Vice President of Federated Total Return Series, Inc. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund’s Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund’s Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and a Master’s Degree in Urban and Regional Planning from the University of Pittsburgh.

Timothy H. Goodger (Federated Asset Allocation Fund). Timothy H. Goodger has been the Portfolio Manager responsible for the asset allocation of the Fund since August 2007. Mr. Goodger joined Federated in July 2005 as a Quantitative Analyst. He became an Assistant Vice President of the Fund’s Adviser in January 2007 and a Vice President in March 2009. From September 2003 to July 2005, Mr. Goodger was a Research Associate for the U.S. Equity Strategy Team at Lehman Brothers. Mr. Goodger earned his B.A. in Economics from the University of California at Davis, his M.A. in International Studies from the University of Washington and his Ph.D. in Economics from the University of North Carolina at Chapel Hill.

Dean J. (Constantine) Kartsonas (Federated Capital Appreciation Fund). Dean J. (Constantine) Kartsonas has received the Chartered Financial Analyst designation and has been the Portfolio Manager of Federated Capital Appreciation Fund since May 2007 and of the equity sector of Federated Asset Allocation Fund since July 2007. Mr. Kartsonas joined Federated as an Investment Analyst in Federated’s high yield department in September 1994. From March 2000 through May 2007, he has served as a Portfolio Manager and a Senior Investment Analyst in Federated’s equity department. He became a Vice President of Federated Asset Allocation Fund’s Sub-Adviser, Federated Equity Management Company of Pennsylvania, in April 2010. He earned his B.S. from Cornell University and his M.B.A. from the University of Pittsburgh.

Carol R. Miller (Federated Capital Appreciation Fund). Carol R. Miller has been the Fund’s Portfolio Manager for the equity sector since November 2005. Ms. Miller joined Federated as a Senior Vice President and Senior Portfolio Manager in November 2005. Ms. Miller was an Adjunct Professor of the Portfolio Management Course at Ohio State University from March 2005 until June 2005. From April 2003 until September 2004, Ms. Miller served as Managing Director, Growth Team Leader, at Banc One Investment Advisors, and from December 1999 until April 2003, she served as Director of Equity Securities at Nationwide Insurance. Ms. Miller has received the Chartered Financial Analyst designation. She earned her B.S. in Finance and Accounting from Ohio State University and her M.B.A. in Finance from Ohio State University.

Philip J. Orlando (Federated Asset Allocation Fund). Philip J. Orlando has received the Chartered Financial Analyst designation and has been the Portfolio Manager responsible for the asset allocation of the Fund since August 2007. Mr. Orlando joined Federated in March 2003 as a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser. Currently, Mr. Orlando is the Chief Equity Market Strategist of the Fund’s Adviser. From

November 1995 to March 2003, Mr. Orlando was the Chief Investment Officer and Senior Equity Portfolio Manager at Value Line Asset Management. Mr. Orlando earned his B.A. in Journalism and M.B.A. with a concentration in Economics from New York University.

The Incorporated Federated Fund SAIs provide additional information about the portfolio managers’ compensation, management of other accounts, and ownership of securities in Federated Funds.

AD VISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES

Investment Advisory Fees

The annual investment advisory fee for each EquiTrust Portfolio and Federated Fund, as a percentage of each EquiTrust Portfolio’s and Federated Fund’s daily net assets, is as follows:

EquiTrust Portfolios	Advisory Fee	Federated Funds	Advisory Fee
Money Market Portfolio	0.25%	Federated Liberty U.S. Government Money Market Trust	First $500 million: 0.500% Second $500 million: 0.475% Third $500 million: 0.450% Fourth $500 million: 0.425% Over $2 billion 0.400%
High Grade Bond Portfolio	First $200 million: 0.40% Second $200 million: 0.35% Over $400 million: 0.30%	Federated Total Return Bond Fund	0.30%
Strategic Yield Portfolio	First $200 million: 0.55% Second $200 million: 0.50% Over $400 million: 0.45%	Federated Bond Fund	0.75%
Managed Portfolio	First $200 million: 0.60% Second $200 million: 0.55% Over $400 million: 0.50%	Federated Asset Allocation Fund	0.70%
Value Growth Portfolio	First $200 million: 0.50% Second $200 million: 0.45% Over $400 million: 0.40%	Federated Capital Appreciation Fund	0.75%

Blue Chip Portfolio	0.25%

The following table shows the advisory fees paid by the Funds to their respective investment advisers during the most recent fiscal year, after waivers and reimbursements, expressed as an annual percentage of average daily net assets.

EquiTrust Portfolios	Net Advisory Fee Paid	Federated Funds	Net Advisory Fee Paid
Money Market Portfolio	0.00%	Federated Liberty U.S. Government Money Market Trust	0.00%
High Grade Bond Portfolio	0.40%	Federated Total Return Bond Fund	0.23%
Strategic Yield Portfolio	0.55%	Federated Bond Fund	0.55%
Managed Portfolio	0.60%	Federated Asset Allocation Fund	0.58%
Value Growth Portfolio	0.50%	Federated Capital Appreciation Fund	0.75%
Blue Chip Portfolio	0.25%

EquiTrust may voluntarily waive a portion of its advisory fee or reimburse other expenses of the EquiTrust Portfolios. This voluntary waiver or reimbursement may be terminated by the EquiTrust at anytime. Similarly, the Federated Advisers may voluntarily waive a portion of its advisory fee or reimburse other expenses of the Federated Funds. This voluntary waiver of reimbursement may be terminated by the Federated Advisers at any time.

A discussion of the EquiTrust Fund’s Board’s review of the EquiTrust Fund’s investment advisory contract is available in the Fund’s semi-annual report for the six months ended January 31, 2011. A discussion of the Federated Fund Board’s review of each Federated Funds’ investment advisory contract is available as follows: (i) in Federated Liberty U.S. Government Money Market Trust’s Annual Report dated July 31, 2010; (ii) in Federated Total Return Bond Fund’s Annual Report dated November 30, 2010; (iii) in Federated Bond Fund’s Annual Report dated November 30, 2010; (iv) in Federated Asset Allocation Fund’s Annual Report dated November 30, 2010; and (v) in Federated Capital Appreciation Fund’s Annual Report dated October 31, 2010.

ADMINISTRATIVE FEES

EquiTrust Portfolios

EquiTrust Marketing Services, LLC (“EquiTrust Marketing”) provides information and administrative services for holders of the EquiTrust Portfolios’ Class A and Class B Shares pursuant to an Administrative Services Agreement. For such services, each EquiTrust Portfolio pays EquiTrust Marketing a fee, payable monthly, at an annual rate of 0.25% of average daily net assets of Class A and Class B Shares of the Portfolio. EquiTrust Marketing may enter into related agreements with various financial services firms, such as broker/dealer firms or banks (“firms”), to provide services and facilities for their clients who are shareholders of the EquiTrust Portfolios. The services that may be provided by EquiTrust Marketing or such firms may include, but are not limited to, assisting in the establishment and maintenance of shareholder accounts and records, furnishing information as to the status of shareholder accounts, processing shareholder service requests, forwarding purchase and redemption requests, responding to telephone inquiries, assisting shareholders with tax information or such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation.

Federated Funds

Federated Administrative Services (“FAS”), a subsidiary of Federated, serves as administrator to the Federated Funds and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of the Federated Funds and most of the other Federated funds advised by the Federated Advisers or their affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily net assets to 0.075% on assets over $20 billion. FAS’ minimum annual administrative fee with respect to the Federated Funds is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee.

The Federated Funds and affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Federated Funds.

RULE 12B-1 PLANS

EquiTrust Portfolios

EquiTrust Marketing serves as principal underwriter and distributor of the EquiTrust Fund and the EquiTrust Fund pays EquiTrust Marketing for distribution services pursuant to a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Under this Agreement, the EquiTrust Fund pays EquiTrust Marketing a fee, payable monthly, at the annual rate of 0.25% of average daily net assets of Class A Shares and 0.50% of average daily net assets of Class B Shares for the sale, distribution, administration and customer servicing of the Fund’s shares. When EquiTrust Marketing receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Federated Funds

Federated Total Return Bond Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% for Class A Shares to Federated Securities Corp. (“FSC”), the distributor for the sale, distribution, administration and customer servicing of the Fund’s shares. When FSC receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subsequent to the Closing Date, FSC may pay all or a portion of the Rule 12b-1 Fees it receives from the Fund attributable to the holdings of current EquiTrust Portfolio shareholders to EquiTrust or its affiliates in connection with the customer servicing of Class A Shares of the Fund held by such shareholders.

Federated Bond Fund has adopted a Rule 12b-1 Plan that allows it to pay marketing fees of up to 0.05% of average net assets of Class A Shares to FSC for the sale, distribution, administration and customer servicing of the Fund’s Class A Shares. When the FSC receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Fund’s Class A Shares have no present intention of paying or accruing a Rule 12b-1 Fee during the fiscal year ending November 30, 2011.

Federated Capital Appreciation Fund has adopted a Rule 12b-1 Plan that allows it to pay marketing fees of up to 0.05% for Class A Shares of average net assets to FSC for the sale, distribution, administration and customer servicing of the Fund’s Class A Shares. When FSC receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Fund’s Class A Shares have no present intention of paying or accruing a Rule 12b-1 Fee during the fiscal year ending October 31, 2011.

In addition, subsequent to the Closing Date, the Federated Funds’ investment advisers, or their affiliates, may make payments from their own assets to EquiTrust or its affiliates in connection with the customer servicing of Federated Fund shares held by current EquiTrust Portfolio shareholders. Such amounts will be based on the total assets of the EquiTrust Portfolios merged into the applicable Federated Funds.

ACCOUNT ADMINISTRATION PLAN (FEDERATED FUNDS ONLY)

Federated Liberty U.S. Government Money Market Trust, Federated Total Return Bond Fund (Class A Shares), Federated Bond Fund (Class A Shares), Federated Asset Allocation Fund (Class A Shares), and Federated Capital Appreciation Fund (Class A Shares) may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

SERVICE FEES (FEDERATED FUNDS ONLY)

Federated Liberty U.S. Government Money Market Trust, Federated Total Return Bond Fund (Class A Shares), Federated Bond Fund (Class A Shares), Federated Asset Allocation Fund (Class A Shares), and Federated Capital Appreciation Fund (Class A Shares) may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (“FSSC”), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

RECORDKEEPING FEES (FEDERATED FUNDS ONLY)

The Federated Funds may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES (FEDERATED FUNDS ONLY)

The Federated Funds may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

EquiTrust Portfolios

If you purchase shares of the EquiTrust Portfolios through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment.

Federated Funds

FSC may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of a Federated Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including the relevant Federated Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of this Prospectus/Proxy Statement and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments of Rule 12b-1 fees, Service Fees, Account Administration Fees, Recordkeeping Fees and/or Networking Fees made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of a Federated Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting FSC preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from FSC or the Fund and any services provided.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS DISCLOSURE POLICY

The transfer agent and dividend-distributing agent for the EquiTrust Portfolios is EquiTrust, and the transfer agent and dividend disbursing agent for the Federated Funds is State Street Bank and Trust Company (“State Street Bank”). Services provided by EquiTrust and State Street Bank include the issuance, cancellation and transfer of the Funds’ shares, and the maintenance of records regarding the ownership of such shares.

Reference is made to the Prospectus of the EquiTrust Fund dated December 1, 2010, and the Incorporated Federated Funds Prospectuses respectively, each of which is incorporated herein by reference, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges, and redemptions of the EquiTrust Portfolios and the Federated Funds.

Purchases

The following chart shows the minimum initial and subsequent investment amounts for Class A Shares of the Federated Funds and the EquiTrust Portfolios. (The EquiTrust Funds’ Class B Shares are no longer offered for sale.) There are no minimum investment requirements for Class I Shares of the EquiTrust Portfolios or for Institutional Shares of the Federated Funds.

Minimum Investments

Fund, Class A Shares	Initial Investment Minimum	Subsequent Investment Minimum	Retirement Plan Initial Investment Minimum	Retirement Plan Subsequent Investment Minimum	Systematic Investment Plan Investment Minimum (Initial/Subsequent)
Federated Funds	$1,500	$100	$250	$100	$50/$50
EquiTrust Fund	$250	None	None	None	$50/$25

Initial Investment Minimums of the Federated Funds Will Be Waived For Purposes of the Reorganization

Purchase of shares of the Federated Funds and the EquiTrust Portfolios are made through an investment professional (registered representative), directly from the Funds or through an exchange from another Federated Fund or EquiTrust Portfolio, respectively. Once an account is opened, additional shares may be purchased through the systematic investment program or through a depositary institution that is an automatic clearing house member. The Federated Funds and the EquiTrust Fund both reserve the right to reject any purchase. The purchase price of a particular class of Federated Fund and EquiTrust Portfolio shares is based on the respective NAV of that class of shares, plus any applicable sales charges, as described below. Shareholders of the EquiTrust Portfolios will not be charged these sales charges, however, on the conversion of their EquiTrust Fund shares to Federated Fund shares at the time of the Reorganization. Purchases made subsequent to the Closing Date, however, will be subject to applicable sales charges.

Description of Federated Fund Share Classes

FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

Federated Liberty U.S. Government Money Market Trust attempts to stabilize the NAV of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. The Fund does not charge a front-end sales charge.

FEDERATED TOTAL RETURN BOND FUND and FEDERATED BOND FUND

Institutional Shares are sold at NAV. Class A Shares are sold at NAV, plus a front-end sales charge as listed below:

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

FEDERATED ASSET ALLOCATION FUND and FEDERATED CAPITAL APPRECIATION FUND

Institutional Shares are sold at NAV. Class A Shares are sold at NAV, plus a front-end sales charge as listed below:

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

Description of EquiTrust Portfolio Share Classes

Class A Shares

Class A Shares of Managed, Value Growth and Blue Chip Portfolios are offered at NAV per share plus the following sales charge:

	Sales Charge		Dealer Reallowance
Amount of Purchase	As a % of Offering Price	As a % of Net Amount Invested*	As a % of Offering Price

$0 - $24,999	5.75%	6.10%	5.00%
$25,000 - $49,999	5.00%	5.26%	4.25%
$50,000 - $99,999	4.50%	4.71%	3.75%
$100,000 - $249,999	3.50%	3.63%	2.75%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $749,999	2.00%	2.04%	1.60%
$750,000 - $999,999	1.50%	1.52%	1.20%
$1 million or more	None	None	Up to 1%(1)

*  Rounded to the nearest one hundredth percent.

(1)  EquiTrust Marketing may pay dealers up to 1% on investments made in Class A Shares.

Class A Shares of High Grade Bond and Strategic Yield Portfolios are offered at NAV plus the following sales charge:

	Sales Charge		Dealer Reallowance
Amount of Purchase	As a % of Offering Price	As a % of Net Amount Invested*	As a % of Offering Price

$0 - $24,999	3.75%	3.90%	3.00%

$25,000 - $49,999	3.75%	3.90%	3.00%
$50,000 - $99,999	3.75%	3.90%	3.00%
$100,000 - $249,999	3.50%	3.63%	2.75%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $749,999	2.00%	2.04%	1.60%
$750,000 - $999,999	1.50%	1.52%	1.20%
$1 million or more	None	None	Up to 1%(1)
* Rounded to the nearest one hundredth percent. (1) EquiTrust Marketing may pay dealers up to 1% on investments made in Class A Shares.

Class B Shares (no longer offered for sale)

A contingent deferred sales charge (“CDSC”) may be imposed upon redemption of Class B Shares of the EquiTrust Portfolios. No such charge will be assessed upon redemption on any share appreciation or reinvested dividends. A CDSC is imposed, based upon the lower of the shares’ purchase value or redemption value, in accordance with the following schedule:

Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	5%
Second	4%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

The CDSC will be waived in the event of the death of the shareholder (including a registered joint owner), with respect to redemptions in connection with distributions from retirement plans of FBL Financial Group, Inc. and its affiliates, with respect to a shareholder’s required minimum distribution from a qualified retirement account or with respect to withdrawals under the Fund’s periodic withdrawal plan. EquiTrust Marketing Services, LLC, the Fund’s Distributor, receives all CDSCs directly. The Fund makes available free of charge at www.equitrustmutualfunds.com information regarding the Fund’s CDSC.

Class I Shares

Class I Shares are sold at NAV without a sales charge.

No Payment of Sales Charges in Connection with the Reorganization

No front-end sales charge or CDSC will be imposed on the holders of EquiTrust Portfolio shares upon their receipt of Federated Fund shares at the Closing Date. In addition, holders of Money Market Portfolio shares and Class I Shares of any EquiTrust Portfolio who receive shares of the corresponding Federated Fund on the Closing Date will not be subject to a front-end load on future purchases of such Federated Fund shares. Future purchases of Class A Shares of the other Federated Funds, however, will be subject to a front-end load. In addition, under certain circumstances, as described above, a CDSC will be imposed on the redemption of Class A Shares acquired after the Closing Date.

Calculation of NAV for EquiTrust Portfolio and Federated Funds

Purchases of shares of Federated Funds and EquiTrust may be made any day the New York Stock Exchange (“NYSE”) is open. Purchase orders for both the EquiTrust Portfolios and the Federated Funds are effected at the offering price next calculated after receipt of the order. The NAVs per share for the Federated Funds are calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the NYSE on each day on which the NYSE is open for business (“NYSE Closing time”). The purchase price per share of each EquiTrust Portfolio is determined as of the earlier of 3:00 p.m. (Central time) or the close of regular trading on the NYSE, on each day that the NYSE is open for business and an order for purchase or redemption of shares is received.

Money Market Portfolio and Federated Liberty U.S. Government Money Market Trust’s securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity.

The remaining Federated Funds and EquiTrust Portfolios value securities traded on a national exchange at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. If the mean is not available, such EquiTrust Portfolios value exchange-traded securities using the prior day’s closing price. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Federated Funds use the fair value of the investment. The EquiTrust Portfolios value securities, other than money market instruments, traded in the over-the-counter market at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market: it is expected that for debt securities this ordinarily will be the over-the-counter market. The Federated Funds generally value fixed-income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost.

Redemptions and Exchanges

Redemption and exchanges of the Federated Funds and the EquiTrust Portfolios may be made through an investment professional or directly from a Fund by telephone or by mailing a written request. The Federated Funds and the EquiTrust Portfolios also offer their shareholders a systematic withdrawal plan for the following: shareholders with an account value of $5,000 or more in a single account may establish a Periodic Withdrawal Plan to provide for regular monthly, quarterly or annual payments of a fixed dollar amount or fixed percentage of the account balance (with a minimum $100 annual payment and a maximum annual withdrawable amount of 10% of the declining account balance. Shareholders of Federated Funds may automatically redeem or exchange shares. The minimum amount for all new or revised systematic redemptions or exchanges of shares is $50 per transaction per Fund.

Federated Fund Class A shareholders have an exchange privilege that allows such shareholders to exchange shares of the Fund into shares of the same class of another Federated fund. Holders of Federated Fund Institutional Shares have an exchange privilege that allows such shareholders to exchange shares of the Federated Fund for shares of any Federated Fund or share class that does not have a stated sales charge or CDSC, except Liberty U.S. Government Money Market Trust and Class R Shares. Any new account established through an exchange will be subject to the minimum investment requirements described above.

EquiTrust Portfolio Class A, Class B and Class I shareholders may exchange all or some shares of a Portfolio for shares of the same class of any other Portfolio on the basis of each Portfolio’s relative NAV per share next determined following receipt of an exchange request in proper form, provided the shareholder’s accounts have “like” registrations and the Portfolio’s shares are eligible for sale in the shareholder’s state of residence.

Dividends and Capital Gains

Dividends for the EquiTrust Portfolios are declared and paid as follows:

•

Money Market Portfolio Distributions: On each day that the NAV per share of Money Market Portfolio is determined, net investment income will be declared, as of the close of the NYSE, as a dividend to shareholders of record prior to the declaration. Distributions will be distributed monthly. If the entire account is withdrawn, all dividends accrued to the time of withdrawal will be paid at that time.

•

High Grade Bond and Strategic Yield Portfolio Distributions: Each such Portfolio normally follows the practice of distributing substantially all net investment income monthly, and substantially all net short-term and net long-term capital gains after the close of the Portfolio’s fiscal year.

•

Managed Portfolio Distributions: This Portfolio normally follows the practice of distributing substantially all net investment income quarterly, and substantially all net short-term and net long-term capital gains after the close of the Portfolio’s fiscal year.

•

Value Growth and Blue Chip Portfolio Distributions: Each such Portfolio normally follows the practice of distributing substantially all net investment income and substantially all net short-term and net long-term capital gains, if any, after the close of the Portfolio’s fiscal year.

Dividends for the Federated Funds are declared and paid as follows:

•	Federated Liberty U.S. Government Money Market Trust, Federated Total Return Bond Fund, and Federated Bond Fund: These Funds declare dividends daily and pay such dividends monthly.

•	Federated Asset Allocation Fund: This Fund declares and pays such dividends quarterly

•	Federated Capital Appreciation Fund: This Fund declares and pays dividends annually.

Dividends and capital gains distributions for the Federated Funds and the EquiTrust Fund will be automatically reinvested in additional shares of the respective Funds without sales charges unless cash payments are elected. Each Federated Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements.

Federal Income Tax Information

The Federated Funds’ and EquiTrust Portfolios’ distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Ordinary income dividends are taxable at different rates depending on the source of dividend income. Capital gains distributed by a Fund are taxable at different rates depending upon the length of time the Fund held the assets giving rise to those capital gains. Redemptions and exchanges of Fund shares are taxable sales. For additional information, see each Fund’s Prospectus, described in “Information About the Federated Funds and the EquiTrust Fund; Where to Find Additional Information.” Additionally, please consult your tax adviser regarding your federal, state, and local tax liability.

Frequent Trading

Frequent or short-term trading into and out of the EquiTrust Portfolios and the Federated Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Funds’ investment strategies (e.g., by requiring them to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable distributions by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated.

Both the EquiTrust Board and the Federated Funds Board have approved policies and procedures intended to discourage excessive frequent or short-term trading of Fund shares. These policies and procedures are similar for both the EquiTrust Portfolios and the Federated Funds and are described in the prospectuses for the EquiTrust Fund and each of the Federated Funds and are incorporated herein by reference and, in the case of the Federated Funds, accompanying this Prospectus/Proxy Statement.

Portfolio Holdings Disclosure Policies

The SAI for each of the Federated Funds and the EquiTrust Fund contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. The Federated Funds’ SAI is available on Federated Funds website, FederatedInvestors.com. The EquiTrust Portfolios’ SAI is available on EquiTrust Portfolios’ website, www.equitrustmutualfunds.com.

INFORMATION ABOUT THE REORGANIZATIONS

Description of the Agreements and Plans of Reorganization

Each Plan provides for the Reorganization Closing Date, which is expected to be on or about [July 15], 2011. On the Closing Date, all of the assets (except for deferred or prepaid expenses, which are not expected to be material in amount) of each EquiTrust Portfolio will be transferred to the corresponding Federated Fund. In exchange for these assets, each Federated Fund will simultaneously issue to the corresponding EquiTrust Portfolio a number of full and fractional Class A or Institutional Shares, as applicable, of the Federated Fund equal in value to the aggregate NAV of the corresponding Class A, Class B or Class I Shares of the EquiTrust Portfolios, calculated as of 4:00 p.m. (Eastern time) (the “Closing Time”) on the Closing Date.

The value of each EquiTrust Portfolio’s assets to be acquired by the corresponding Federated Fund shall be the value of such assets at the Closing Date of the Reorganizations using the valuation procedures set forth in the respective Federated Fund’s Declaration of Trust or Articles of Incorporation and its current Prospectus and SAI, or such other valuation procedures as the EquiTrust Fund and the Federated Funds shall mutually agree. There are no material differences between the valuation procedures of the EquiTrust Portfolios and the Federated Funds. Consequently, it is not anticipated that use of Federated Funds’ valuation procedures will result in a material revaluation of the EquiTrust Portfolios’ assets at the time of the Reorganizations.

The Federated Funds generally value equity securities listed on an exchange or traded through a regulated market system at their last reported sale price or official closing price in their principal exchange or market. Fixed-income securities are generally valued according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost. Prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities.

Prior to the merger, each EquiTrust Portfolio will discharge all of its liabilities and obligations as provided in the respective Plan. Following the transfer of its assets in exchange for Class A Shares or Institutional Shares, as applicable, of the Federated Fund, each corresponding EquiTrust Portfolio will distribute Class A Shares or Institutional Shares pro rata, as applicable, to corresponding shareholders of record of the EquiTrust Portfolio in complete liquidation of the EquiTrust Portfolio. Shareholders of an EquiTrust Portfolio owning shares on the Closing Date of the Reorganizations will receive that number of Class A Shares or Institutional Shares of the corresponding Federated Fund which have the same aggregate value as the shareholder held in the EquiTrust Portfolio immediately before the Reorganizations. This distribution will be accomplished by the establishment of account(s) in the names of EquiTrust Portfolios’ shareholders on the share records of the Federated Funds’ transfer agent. The Federated Funds do not issue share certificates to shareholders. Following the consummation of the merger, the EquiTrust Fund will terminate its existence. The transfer of shareholder accounts from the EquiTrust

Portfolios to the Federated Funds will occur automatically. It is not necessary for the EquiTrust Fund’s shareholders to take any action to effect the transfer.

Each Plan contains customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the EquiTrust Portfolios’ shareholders; and (ii) the receipt by the EquiTrust Fund and Federated Trust of an opinion to the effect that the Reorganization will be tax-free to the EquiTrust Portfolio, its shareholders and the Federated Fund. One or more of the Plans may be terminated if, prior to the Closing Time, any of the required conditions have not been met, the representations and warranties are not true or the Board of either Fund determines that the merger is not in the best interest of the shareholders of the EquiTrust Portfolios or the Federated Funds, respectively.

All fees and expenses incurred directly in connection with the consummation of the merger and the transactions contemplated by the Plans will be borne by the investment advisers to the Federated Funds and the EquiTrust Portfolios or their affiliates, as agreed separately among them, without regard to whether the merger is consummated, provided, however, that the Federated Funds shall bear expenses associated with the qualification of Federated Fund shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; (g) fees and expenses incurred by the EquiTrust Fund’s Trustees in connection with any special Board meetings held in contemplation of the Reorganizations; (h) tail insurance coverage for the EquiTrust Fund’s Directors; and (i) other related administrative or operational costs. Notwithstanding the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment of such fees and expenses by the investment advisers to the Federated Funds or the EquiTrust Fund or their affiliates would result in disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code. Any brokerage charges associated with the purchase or disposition of portfolio securities by the EquiTrust Portfolios prior to the Reorganizations will be borne by the EquiTrust Fund.

The foregoing brief summary of the Plans is qualified in its entirely by the terms and provisions of the Plans, a form of which is attached hereto as Annex A and incorporated herein by reference.

DESCRIPTION OF THE FEDERATED FUNDS SHARE CLASSES AND CAPITALIZATION

Class A Shares and Institutional Shares of the Federated Funds to be issued to shareholders of the EquiTrust Portfolios under the Plans will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the prospectuses of Class A Shares and Institutional Shares of the Federated Funds provided herewith for additional information about Class A Shares and Institutional Shares of the Federated Funds.

The following table sets forth the unaudited capitalization of Money Market Portfolio into Federated Liberty U.S. Government Money Market Trust as of March 15, 2011.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Money Market Portfolio – Class A Shares	$921,354	921,354	$1.00
Adjustments[2]	$(74)	(74)
Money Market Portfolio – Class B Shares	$82,142	82,142	$1.00
Adjustments[2]	$(7)	(7)
Money Market Portfolio – Class I Shares	$6,431,889	6,431,889	$1.00
Adjustments[2]	$(515)	(515)
Federated Liberty U.S. Government Money Market Trust – Class A Shares	$157,849,577	157,906,131	$1.00

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Federated Liberty U.S. Government Money Market Trust, Pro Forma Combined - Class A Shares	$165,284,366	165,340,920	$1.00

1. Does not reflect additional $26,901,701 in assets of Federated Liberty U.S. Government Money Market Trust represented by other share classes.

2. Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the reorganization.

The following table sets forth the unaudited capitalization of High Grade Bond Portfolio into Federated Total Return Bond Fund as of March 15, 2011.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
High Grade Bond Portfolio – Class A Shares	$8,676,509	811,010	$10.70
Net Asset Adjustment[2]	$(700)
Share Adjustment		(33,608)
High Grade Bond Portfolio – Class B Shares	$232,964	21,795	$10.69
Net Asset Adjustment[2]	$(19)
Share Adjustment		(922)
High Grade Bond Portfolio – Class I Shares	$7,458,076	696,421	$10.71
Net Asset Adjustment[2]	$(601)
Share Adjustment		(28,189)
Federated Total Return Bond Fund – Class A Shares	$1,982,678,642	177,604,501	$11.16
Federated Total Return Bond Fund – Institutional Shares	$3,204,150,373	287,023,157	$11.16
Federated Total Return Bond Fund, Pro Forma Combined - Class A Shares	$1,991,587,396	178,402,776	$11.16
Federated Total Return Bond Fund, Pro Forma Combined - Institutional Shares	$3,211,607,848	287,691,389	$11.16

1. Does not reflect additional $2,380,884,591 in assets of Federated Total Return Bond Fund represented by other share classes.

2. Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the reorganization.

The following table sets forth the unaudited capitalization of Strategic Yield Portfolio into Federated Bond Fund as of March 15, 2011.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Strategic Yield Portfolio – Class A Shares	$6,514,713	681,797	$9.56
Net Asset Adjustment[2]	$(539)
Share Adjustment		23,200
Strategic Yield Portfolio – Class B Shares	$230,252	24,102	$9.55
Net Asset Adjustment[2]	$(19)

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Share Adjustment		815
Strategic Yield Portfolio – Class I Shares	$6,321,857	662,031	$9.55
Net Asset Adjustment[2]	$(523)
Share Adjustment		22,096
Federated Bond Fund – Class A Shares	$637,917,020	69,068,811	$9.24
Federated Bond Fund – Institutional Shares	$66,698,473	7,219,985	$9.24
Federated Bond Fund, Pro Forma Combined - Class A Shares	$644,661,427	69,798,725	$9.24
Federated Bond Fund, Pro Forma Combined - Institutional Shares	$73,019,807	7,904,112	$9.24

1. Does not reflect additional $450,929,899 in assets of Federated Bond Fund represented by other share classes.

2. Adjustment to reflect elimination of prepaid expensed which will not transfer as a result of the reorganization.

The following table sets forth the unaudited capitalization of Managed Portfolio into Federated Asset Allocation Fund as of March 15, 2011.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Managed Portfolio – Class A Shares	$28,192,653	1,877,013	$14.94
Net Asset Adjustment[2]	$(2,417)
Share Adjustment		(284,344)
Managed Portfolio – Class B Shares	$1,101,647	73,909	$14.91
Net Asset Adjustment[2]	$(94)
Share Adjustment		(11,674)
Managed Portfolio – Class I Shares	$10,016,059	665,040	$15.06
Net Asset Adjustment[2]	$(859)
Share Adjustment		(100,803)
Federated Asset Allocation Fund – Class A Shares	$139,487,531	7,879,361	$17.70
Federated Asset Allocation Fund – Institutional Shares	$17,309,482	974,922	$17.75
Federated Asset Allocation Fund, Pro Forma Combined - Class A Shares	$168,779,320	9,534,265	$17.70
Federated Asset Allocation Fund, Pro Forma Combined - Institutional Shares	$27,324,682	1,539,159	$17.75

1. Does not reflect additional $110,969,225 in assets of Federated Asset Allocation Fund represented by other share classes.

2. Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the reorganization

The following table sets forth the unaudited capitalization of Value Growth Portfolio into Federated Capital Appreciation Fund as of March 15, 2011.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Value Growth Portfolio – Class A Shares	$48,951,217	3,303,854	$14.82
Net Asset Adjustments[2]	$(4,242)
Share Adjustment		(708,574)
Value Growth Portfolio – Class B Shares	$1,711,724	115,854	$14.77
Net Asset Adjustment[2]	$(148)
Share Adjustment		(25,102)
Value Growth Portfolio – Class I Shares	11,546,399	768,276	$15.03
Net Asset Adjustment[2]	$(1,001)
Share Adjustment		(155,788)
Federated Capital Appreciation Fund – Class A Shares	$854,756,196	45,314,797	$18.86
Federated Capital Appreciation Fund – Institutional Shares	$163,100,244	8,653,184	$18.85
Federated Capital Appreciation Fund, Pro Forma Combined - Class A Shares	$905,414,747	48,000,828	$18.86
Federated Capital Appreciation Fund, Pro Forma Combined - Institutional Shares	$174,645,642	9,265,672	$18.85

1. Does not reflect additional $201,804,119 in assets of Federated Capital Appreciation Fund represented by other share classes.

2. Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the reorganization.

The following table sets forth the unaudited capitalization of Blue Chip Portfolio into Federated Capital Appreciation Fund as of March 15, 2011.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Blue Chip Portfolio – Class A Shares	$30,995,111	779,216	$39.78
Net Asset Adjustments[2]	$(2,699)
Share Adjustment		864,072
Blue Chip Portfolio – Class B Shares	$1,581,798	39,920	$39.62
Net Asset Adjustment[2]	$(138)
Share Adjustment		43,943
Blue Chip Portfolio – Class I Shares	$12,675,406	315,286
Net Asset Adjustment[2]	$(1,104)
Share Adjustment		357,091
Federated Capital Appreciation Fund – Class A Shares	$854,756,196	45,314,797	$18.86
Federated Capital Appreciation Fund – Institutional Shares	$163,100,244	8,653,184	$18.85
Federated Capital Appreciation Fund, Pro Forma Combined - Class A Shares	$887,330,268	47,041,948	$18.86
Federated Capital Appreciation Fund, Pro Forma Combined -	$175,774,546	9,325,561	$18.85

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Institutional Shares

1. Does not reflect additional $201,804,119 in assets of Federated Capital Appreciation Fund represented by other share classes.

2. Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the reorganization.

The following table sets forth the unaudited capitalization of Value Growth Portfolio and Blue Chip Portfolio into Federated Capital Appreciation Fund as of March 15, 2011 (assuming the Reorganization of both Value Growth and Blue Chip Portfolios).

The Reorganization of either of Value Growth Portfolio and Blue Chip Portfolio into Federated Capital Appreciation Fund is not contingent on the reorganization of the other, and it is therefore possible that only one, or neither, of these Reorganizations may be effected.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Value Growth Portfolio – Class A Shares	$48,951,217	3,303,854	$14.82
Net Asset Adjustment[2]	$(4,242)
Share Adjustment		(708,574)
Value Growth Portfolio – Class B Shares	$1,711,724	115,854	$14.77
Net Asset Adjustment[2]	$(148)
Share Adjustment		(25,102)
Value Growth Portfolio – Class I Shares	11,546,399	768,276	$15.03
Net Asset Adjustment[2]	$(1,001)
Share Adjustment		(155,788)
Blue Chip Portfolio – Class A Shares	$30,995,111	779,216	$39.78
Net Asset Adjustment[2]	$(2,699)
Share Adjustment		864,072
Blue Chip Portfolio – Class B Shares	$1,581,798	39,920	$39.62
Net Asset Adjustment[2]	$(138)
Share Adjustment		43,943
Blue Chip Portfolio – Class I Shares	$12,675,406	315,286	$40.20
Net Asset Adjustment[2]	$(1,104)
Share Adjustment		357,091
Federated Capital Appreciation Fund – Class A Shares	$854,756,196	45,314,797	$18.86
Federated Capital Appreciation Fund – Institutional Shares	$163,100,244	8,653,184	$18.85
Federated Capital Appreciation Fund, Pro Forma Combined - Class A Shares	$937,988,819	49,727,980	$18.86
Federated Capital Appreciation Fund, Pro Forma Combined - Institutional Shares	$187,319,944	9,938,049	$18.85

1. Does not reflect additional $201,804,119 in assets of Federated Capital Appreciation Fund represented by other share classes.

2. Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the reorganization.

FEDERAL INCOME TAX CONSEQUENCES

As a condition to each of the Reorganizations, the applicable Federated Fund and the corresponding EquiTrust Portfolio will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•

the Reorganization as set forth in the Plan will constitute a “reorganization” under section 368(a) of the Code and the Federated Fund and the EquiTrust Portfolio each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

•	no gain or loss will be recognized by the Federated Fund upon its receipt of substantially all the EquiTrust Portfolio’s assets solely in exchange for the shares of the Federated Fund;

•

no gain or loss will be recognized by the EquiTrust Portfolio upon the transfer of substantially all of its assets to the Federated Fund solely in exchange for the shares of the Federated Fund or upon the distribution of the Federated Fund shares to the EquiTrust Portfolio’s shareholders in exchange for their EquiTrust Portfolio shares;

•	no gain or loss will be recognized by shareholders of the EquiTrust Portfolio upon exchange of their EquiTrust Portfolio shares for Federated Fund shares;

•

the basis of the assets of the EquiTrust Portfolio transferred to the Federated Funds in the Reorganization in the hands of the Federated Fund will be the same as the basis of such assets in the hands of the EquiTrust Portfolio immediately prior to the Reorganization;

•

the aggregate basis of the Federated Fund shares received by each shareholder of the EquiTrust Portfolio pursuant to the Reorganization will be the same as the aggregate basis of the shares of the EquiTrust Portfolio exchanged therefor;

•

the holding period of the assets of the EquiTrust Portfolio transferred to the Federated Fund in the Reorganization in the hands of the Federated Fund will include the period during which those assets were held by the EquiTrust Portfolio; and

•

the holding period of the Federated Fund shares received by each shareholder of the EquiTrust Portfolio will include the period during which the shares of the EquiTrust Portfolio exchanged therefor were held by such shareholder, provided the shares of the EquiTrust Portfolio were held by such shareholder as capital assets on the date of the Reorganization.

The opinion provided in connection with each Reorganization shall be based on customary assumptions and such representations as K&L Gates LLP may reasonably request, and the EquiTrust Fund and the Federated Funds will cooperate to make and certify the accuracy of such representations. Each opinion may state that no opinion is expressed as to the effect of the Reorganization on the applicable Federated Fund, the corresponding EquiTrust Portfolio or any shareholder of such EquiTrust Portfolio with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with a Reorganization cannot be waived by either the applicable Federated Fund or the corresponding EquiTrust Portfolio.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a reorganization under the Code, a shareholder of the EquiTrust Portfolio would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her EquiTrust Portfolio shares and the fair market value of the Federated Fund shares received in exchange therefor. Shareholders of the EquiTrust Fund should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

Before the Reorganizations, each EquiTrust Portfolio expects to make distributions to its shareholders. Such distributions, together with all previous distributions, will have the effect of distributing to shareholders of each EquiTrust Portfolio all of such Portfolio’s investment company taxable income (computed without regard to the deduction for dividends paid), the excess of the EquiTrust Portfolio’s tax-exempt interest income over its deductions disallowed under Code sections 171(a)(2) and 265, and the EquiTrust Portfolio’s net capital gains, including those realized on any disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), through the closing of the Reorganization. Such distributions will be taxable to shareholders.

There are no plans on the part of any EquiTrust Portfolio to dispose of a material portion of its portfolio securities prior to the Reorganizations nor are there any plans on the part of any Federated Fund to sell acquired portfolio securities, other than in the ordinary course of business.

In addition, because the shareholders of an EquiTrust Portfolio will receive shares of the corresponding Federated Fund, the effect of any “built-in” (unrealized) gains/losses in that Federated Fund’s assets, as well as any taxable gains realized by such Federated Fund but not distributed to its shareholders prior to the Reorganization will be reflected in the NAV of the Federated Fund shares received.

As of their respective fiscal year ends, the following respective Federated Funds and EquiTrust Portfolios had unutilized capital loss carryovers in the approximate amounts set forth below (rounded to the nearest thousand). The final amount of unutilized capital loss carryovers for each Fund is subject to change and will not be determined until the time of the Reorganizations:

Federated Capital Appreciation Fund	$207,387,000
Blue Chip Portfolio	$382,000
Value Growth Portfolio	$7,271,000

Federated Asset Allocation Fund	$20,029,000
Managed Portfolio	$2,452,000

Federated Bond Fund	$11,629,000
Strategic Yield Fund	$1,451,000

Each of Federated Total Return Bond Fund, High Grade Bond Portfolio, Federated Liberty U.S. Government Money Market Fund and Money Market Portfolio had no unutilized capital loss carryovers as of its most recent fiscal year end.

It is anticipated that any capital loss carryforwards of the EquiTrust Portfolios and Federated Funds that were generated prior to the Reorganizations will remain available to each respective Federated Fund following the Reorganizations, subject to any applicable limitations under the Code (including limitations that may be imposed as a result of the Reorganizations).

Generally, when ownership of a corporation with capital loss carryovers changes for federal income tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of loss carryovers following the change in ownership. The amount of such loss carryovers that can be used each year to offset post-acquisition income would generally be determined by multiplying the “federal long-term tax-exempt rate” (the applicable rate as of February 2011 was 4.55%) by the value of the Fund incurring a change in ownership immediately prior to the Reorganization. Additional limitations could also apply that would limit a Fund’s ability to use capital losses after the Reorganization. Furthermore, in the case of regulated investment companies, capital losses incurred in tax years beginning on or before December 22, 2010 may generally be carried forward for only eight years.

AGREEMENT AMONG FEDERATED, EQUITRUST AND FBL FINANCIAL GROUP, INC.

Federated Investors, Inc., the parent company of the Federated Funds’ investment advisers and subadvisers (“Federated”) entered into an Agreement with EquiTrust and FBL Financial Group, Inc. (“FBL”), the parent company of EquiTrust, dated April 14, 2011 (the “Purchase Agreement”) regarding the sale by FBL to Federated of certain assets relating to FBL’s business of providing investment advisory and investment management services to the EquiTrust Portfolios, FBL’s and its affiliates’ cooperation in connection with the Reorganizations, the payment of transaction expenses, and related matters. The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of the Reorganizations (as well as the proposed reorganizations of the series of another investment company managed by EquiTrust) amounting to an agreed-upon minimum level of assets, among other things. Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and the Plans are met, shareholders of the applicable EquiTrust Portfolio will become shareholders of a corresponding Federated Fund. If this occurs, FBL or its affiliates expect to receive compensation under the Purchase Agreement at closing in an amount calculated on the amount of the assets of the EquiTrust Portfolios.

Under the Purchase Agreement, Federated and FBL each has agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Federated Funds’ Boards to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least 75% of the Federated Funds Board are not “interested persons” (as that term is defined in the 1940 Act) of the Federated Funds’ investment adviser, EquiTrust or any interested person thereof; (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of the Reorganizations; and (iii) each vacancy on the Federated Funds Board is filled by a person who is not an interested person of the Federated Funds’ investment adviser or EquiTrust, so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons. Federated may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Federated Funds’ investment advisers.

In addition, it is anticipated that EquiTrust or its affiliates may, under agreements with one or more subsidiaries of Federated, be eligible to receive Federated-paid shareholder/administrative services fees of up to 0.38% on the NAV of the shares of the Federated Funds that are held by shareholders.

Federated, EquiTrust and/or their affiliates have agreed to share transaction costs (as defined in the Plans) of the Reorganization, including any costs associated with preparing, filing, printing, and mailing this Proxy Statement/Prospectus and soliciting shareholder votes.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Both the EquiTrust Portfolios and the Federated Funds are open-end, diversified management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV.

EquiTrust Series Fund, Inc. was established as a Maryland Corporation and is made up of six portfolios. With respect to the Federated Funds, Federated Liberty U.S. Government Money Market Trust, Federated Asset Allocation Fund, and Federated Capital Appreciation Funds are portfolios of Money Market Obligations Trust, Federated Asset Allocation Fund, and Federated Equity Funds, respectively, which were established as Massachusetts business trusts. Federated Total Return Bond Fund and Federated Bond Funds are portfolios of Federated Total Return Series, Inc. and Federated Investment Series Funds, Inc., respectively, which were established as Maryland corporations.

EquiTrust Series Fund Inc., Money Market Obligations Trust, Federated Asset Allocation Fund, Federated Equity Funds, Federated Total Return Series, Inc. and Federated Investment Series Funds, Inc. are governed by, as applicable, Articles of Incorporation, Declarations of Trust, By-laws and Boards of Directors or Trustees. The rights of shareholders of the EquiTrust Fund and shareholders of the Federated Funds as set forth in their respective Articles of Incorporation, Declarations of Trust, and By-Laws are substantially similar. Set forth below is a brief summary of the significant rights of shareholders of the EquiTrust Fund and shareholders of the Federated Funds:

CATEGORY	EQUITRUST FUND	FEDERATED FUNDS
Preemptive Rights	None	None
Preferences	None	None
Appraisal Rights	None	None
Conversion Rights	None	None
Exchange Rights	None	None
Annual Shareholder Meetings	Not required

The Funds organized as Massachusetts business trusts are not required to hold annual shareholder meetings.

The Funds organized as Maryland corporations are not required to hold an annual shareholder meeting in any year in which the election of directors is not required to be acted upon under the 1940 Act.

Right to Call Shareholder Meetings	Meetings of the shareholders, for any purpose or purposes, unless otherwise prescribed by statute, may be called by the board of directors or the president at any time, and shall be called by the president or secretary at the request in writing of one or more shareholders holding at least twenty-five percent (25%) (or ten percent (10%) if a purpose of the meeting is to determine if a director is to be removed from office) of the common stock of the Fund, then issued and outstanding and entitled to vote.	A shareholders’ meeting can be called in each case by various officers, the Board, or as requested in writing by 10% of the shareholders entitled to vote.
Notice of Meetings	Notice shall be given to each shareholder by mailing the same, postage prepaid, to the address of the shareholder as it appears on the books of the EquiTrust Fund not less than ten (10) nor more than ninety (90) days before the time fixed for such meeting.

The Funds organized as Maryland corporations require notice of shareholder meetings to be given at least 10, but not more than 90, days before the date of the meeting.

For Funds organized as Massachusetts business trusts, the required notice is seven days before the meeting, except that Federated Liberty U.S. Government Money Market Trust requires 15 days’ prior notice.

CATEGORY	EQUITRUST FUND	FEDERATED FUNDS
Record Date For Meetings	The board of directors may fix a record date not more than ninety (90) nor less than ten (10) days prior to the date for which a meeting is called.

For Funds organized as Maryland corporations, the record date must be at least 10, but not more 90, days before the meeting.

For Funds organized as Massachusetts business trusts, the record date may not be more than 60 days before the meeting, except that for Federated Asset Allocation Fund, the record date may not be more than 90 days before the meeting.

Quorum for Meetings	The holders of a majority of the shares of common stock issued and outstanding and entitled to vote thereat, present in person or represented by proxy, shall be requisite and shall constitute a quorum at all meetings of the shareholders for the transaction of business, except as may be otherwise provided by statute.

For Funds organized as Maryland corporations, one-third of the outstanding shares constitute a quorum.

For Funds organized as Massachusetts business trusts, one-fourth of the outstanding shares constitute a quorum, except that for Federated Asset Allocation Fund, one-half of the outstanding shares constitute a quorum for matters requiring a “majority of the outstanding voting securities” of the Fund, as defined in the 1940 Act.

Vote Required for Election of Board Members	A plurality of votes cast shall elect a Director.	Same.
Adjournment of Meetings	If a quorum is not be present or represented at any meeting of the shareholders, the shareholders entitled to vote thereat, present in person or represented by proxy, shall have power to adjourn the meeting from time to time (provided no adjournment shall be to a date more than one hundred and twenty (120) days after the original record date), without notice other than announcement at the meeting, until a quorum shall be present or represented.	In the absence of a quorum at any meeting, a majority of shareholders present in person or by proxy may adjourn the meeting.

CATEGORY	EQUITRUST FUND	FEDERATED FUNDS
Removal of Board Members by Shareholders	A Director may be removed from office at any special meeting of shareholders by a vote of two-thirds of the outstanding shares or by written instrument, signed by at least two-thirds of the number of Directors prior to such removal.

For Funds organized as Maryland corporations, removal of a Director requires a vote of majority of the shareholders.

For Funds organized as Massachusetts business trusts, removal of a Trustee requires the vote of two-thirds of the shareholders.

Personal Liability of Officers and Board Members	Directors and officers are liable for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their respective offices.	Same.
Personal Liability of Shareholders	There is no specific provision in the organizational documents related to personal liability of shareholders.	Same.
Rights of Inspection	There is no provision regarding rights of inspection in the Funds’ organizational documents.

For each Fund organized as a Maryland corporation, a shareholder’s power to inspect the books and records of the Fund is subject to the discretion of the Directors, or conferred by statute.

For each Fund organized as a Massachusetts business trust, a shareholder’s power to inspect the books and records of the Fund is subject to the discretion of the Trustees, conferred by statute, or as authorized by a resolution adopted by the shareholders.

Number of Authorized Shares; Par Value	The Funds are authorized to issue five billion shares of common stock, par value $0.001 per share.

Each Fund organized as a Massachusetts business trust may issue an unlimited number of shares, no par value.

Federated Total Return Bond Fund is authorized to issue ten billion shares of common stock, par value $0.001 per share.

Federated Bond Fund is authorized to issue five billion shares of common stock, par value $0.001 per share.

INFORMATION ABOUT THE FEDERATED FUNDS AND THE EQUITRUST FUND; WHERE TO FIND ADDITIONAL INFORMATION

Information about the EquiTrust Fund is included in the Prospectus and SAI for Class A, Class B and Class I Shares each dated December 1, 2010. Information about the Federated Funds can be found in the Incorporated Federated Fund Prospectuses and Incorporated Federated Fund SAIs. Copies of the SAI of each Federated Fund, the Prospectus and SAI of the EquiTrust Fund and the SAI dated [May 16], 2011 relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the EquiTrust Fund at 1-877-860-2904, or the Federated Funds at 1-800-341-7400 or by writing to the EquiTrust Fund, 5400 University Avenue, West Des Moines, Iowa 50266, or to the Federated Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561

The Federated Trust on behalf of the Federated Funds and the EquiTrust Fund, on behalf of the EquiTrust Portfolios, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements and other information filed by the Federated Trust, on behalf of the Federated Funds, and by the EquiTrust Fund on behalf of the EquiTrust Portfolios, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. Copies of filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 409, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, Pennsylvania 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

LEGAL PROCEEDINGS

Since February 2004, Federated and related entities (collectively, “Federated”) have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Funds”). None of the Federated Funds described in this Prospectus/Proxy Statement is involved in this action.

Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Funds or other adverse consequences for the Funds.

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies are being solicited by the EquiTrust Portfolio Board on behalf of its portfolios, the EquiTrust Portfolios. The proxies will be voted at the special meeting of shareholders of the EquiTrust Fund to be held on [July 14], 2011 at the offices of EquiTrust Series Fund, Inc., 5400 University Avenue, West Des Moines, Iowa 50266 at 9:00 a.m. (Central time), (such special meeting and any adjournment or postponement thereof are referred to as the “Special Meeting”).

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by EquiTrust and/or the Federated Advisers or their affiliates. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of EquiTrust and/or EquiTrust Marketing or their affiliates, or, if necessary, a communications firm retained for this purpose. Such solicitation may be by telephone or through the Internet. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder Contractholder information, recording the Contractholder’s instructions, and confirming to the Contractholders after the fact. Contractholders who communicate proxies bv telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as Contractholders submitting proxies in written form. The Federated Advisers and/or EquiTrust may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice. The EquiTrust Fund’s Directors know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about [June 1], 2011 to shareholders of record at the close of business on [May 16], 2011 (the “Record Date”).

The EquiTrust Fund’s Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2010, was previously mailed to shareholders of the EquiTrust Fund. The EquiTrust Fund will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the Annual Report or Semi-Annual Report dated January 31, 2011 of the EquiTrust Fund, which may be requested by writing to the EquiTrust Fund’s principal executive offices or by calling the EquiTrust Fund. The principal executive office of the EquiTrust Fund is located at 5400 University Avenue, West Des Moines, Iowa 50266. These documents, as well as additional information about the Funds, (including portfolio holdings, performance, and distributions), are also available on the website for the Federated Funds and the EquiTrust Fund. The website for the Federated Funds is FederatedInvestors.com and the website for the EquiTrust Fund is www.equitrustmutualfunds.com.

Federated Funds’ toll-free telephone number is 1-800-341-7400 and the EquiTrust Portfolios’ toll-free telephone number is 1-877-860-2904.

PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of each of the EquiTrust Portfolios is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Federated Funds are not being solicited since their approval is not required in order to effect the Reorganizations.

Any person given a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the EquiTrust Fund. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Agreements and Plans of Reorganizations.

With respect to each EquiTrust Portfolio, in order to hold the Special Meeting, a “quorum” of shareholders of the Portfolio must be present. Holders of more than 50% of the total number of shares of an EquiTrust Portfolio entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Agreement and Plan of Reorganization for that Portfolio and for the purpose of transacting any other business that may come before the meeting.

With respect to each EquiTrust Portfolio, approval of a proposed Reorganization requires the affirmative vote of two-thirds of that Portfolio’s outstanding shares. Shares will be voted in the aggregate, without regard to class.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting from time to time without further notice other than by announcement to be given at the meting until a quorum is met. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote.

SHARE OWNERSHIP OF THE FUNDS

As of [May 16], 2011 the EquiTrust Portfolios had the following numbers of outstanding shares of common stock:

Name of Fund	Share Class	Outstanding Shares
Money Market Portfolio	Class A Shares Class B Shares Class I Shares
High Grade Bond Portfolio	Class A Shares Class B Shares Class I Shares
Strategic Yield Portfolio	Class A Shares Class B Shares Class I Shares
Managed Portfolio	Class A Shares Class B Shares Class I Shares
Value Growth Portfolio	Class A Shares Class B Shares Class I Shares
Blue Chip Portfolio	Class A Shares Class B Shares Class I Shares

To the knowledge of the EquiTrust Fund’s management, as of April 7, 2011, the following entities held beneficially or of record more than 5% of each EquiTrust Portfolios’ outstanding share classes:

EquiTrust Portfolio	Share Class	Shareholder Name and Address	Percentage of Shares Held (Record or Beneficial)
Money Market Portfolio	Class I	Farm Bureau Life Insurance Co. Attn: Mary Chambers 5400 University Ave. West Des Moines, IA 50266-5950	32.8% (Record)
High Grade Bond Portfolio	Class I	Wells Fargo Bank NA, FBO Farm Bureau Financial Services 1525 West W T Harris Blvd	41.51% (Record)

EquiTrust Portfolio	Share Class	Shareholder Name and Address	Percentage of Shares Held (Record or Beneficial)
Charlotte, NC 28288-1076
Strategic Yield Portfolio	Class I	Wells Fargo Bank NA, FBO Farm Bureau Financial Services 1525 West W T Harris Blvd Charlotte, NC 28288-1076	34.73% (Record)
Strategic Yield Portfolio	Class I	Farm Bureau Life Insurance Co. Attn: Mary Chambers 5400 University Ave. West Des Moines, IA 50266-5950	6.98% (Record)
Managed Portfolio	Class I	Wells Fargo Bank NA, FBO Farm Bureau Financial Services 1525 West W T Harris Blvd Charlotte, NC 28288-1076	18.15% (Record)
Blue Chip Portfolio	Class I	Wells Fargo Bank NA, FBO Farm Bureau Financial Services 1525 West W T Harris Blvd Charlotte, NC 28288-1076	22.70% (Record)
Value Growth Portfolio	Class I	Wells Fargo Bank NA, FBO Farm Bureau Financial Services 1525 West W T Harris Blvd Charlotte, NC 28288-1076	9.85% (Record)

As of April 7, 2011, the Officers and Directors of the EquiTrust Fund owned less than 1% of any class of any EquiTrust Portfolio’s outstanding shares.

To the knowledge of the Federated Funds’ management, as of April 8, 2011, the following entities held beneficially or of record more than 5% of each EquiTrust Portfolios’ outstanding share classes:

Federated Fund	Share Class	Shareholder Name and Address	Percentage of Shares Held (Record or Beneficial)
Federated Total Return Bond Fund	Class A	American Enterprise Inv Svc FBO Customers PO Box 9446 Minneapolis, MN 55440-9446	68.61% (Record)
Federated Total Return Bond Fund	Class A	PFPC Inc As Agent For PFBC Trust FBO JJB Hilliard Lyons Inc. 760 Moore Rd King Of Prussia, PA 19406-1212	15.50% (Record)
Federated Total Return Bond Fund	Institutional	Edward Jones & Co. Attn Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts, MO 63043-3009	14.81% (Record)
Federated Total Return Bond Fund	Institutional	The Fulton Company C/O Fulton Financial Advisors Attn Support Services 1 Penn Sq.	6.04% (Record)

Federated Fund	Share Class	Shareholder Name and Address	Percentage of Shares Held (Record or Beneficial)
Lancaster, PA 17602-2853
Federated Bond Fund	Class A	Edward Jones & Co. Attn Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts, MO 63043-3009	10.62% (Record)
Federated Bond Fund	Class A	Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	10.31% (Record)
Federated Bond Fund	Class A	CPF Managed Portfolio III Marian Marinack Federated Investors 1001 Liberty Ave Pittsburgh, PA 15222-3714	8.88% (Beneficial)
Federated Bond Fund	Class A	First Clearing, LLC Special Custody Acct For The Exclusive Benefit Of Customer 2801 Market Street St Louis, MO 63103-2523	6.37% (Record)
Federated Bond Fund	Class A	American Enterprise Inv Svc FBO Customers PO Box 9446 Minneapolis, MN 55440-9446	6.37% (Record)
Federated Bond Fund	Institutional	Merrill Lynch Pierce Fenner & Smith For The Sole Benefit Of Its Customers 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	15.09% (Record)
Federated Bond Fund	Institutional	First Clearing, LLC Special Custody Acct For The Exclusive Benefit Of Customer 2801 Market Street St Louis, MO 63103-2523	20.38% (Record)
Federated Bond Fund	Institutional	NFS LLC FEBO Mutualbank 11711 N Meridian St Ste 170 Carmel, IN 46032-6992	18.59% (Record)
Federated Bond Fund	Institutional	Wendel & Co C/O The Bank Of New York Mellon Mutual Funds Reorg Department PO BOX 1066 New York, NY 10268-1066	18.00% (Record)
Federated Bond Fund	Institutional	NFS LLC FEBO Mutualbank 11711 N Meridian St Ste 170 Carmel, IN 46032-6992	10.22% (Record)

Federated Fund	Share Class	Shareholder Name and Address	Percentage of Shares Held (Record or Beneficial)
Federated Asset Allocation Fund	Class A	Edward Jones & Co. Attn Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts, MO 63043-3009	15.13% (Record)
Federated Asset Allocation Fund	Class A	PAYCHEX Securities Corporation 401k Plans 1175 John Street W Henrietta NY 14586-9102	13.84% (Record)
Federated Asset Allocation Fund	Class A	EMJAY Corporation Custodian FBO Plans of RPSA Customers 8515 E Orchard Rd # 2T2 Greenwood VLG, CO 80111-5002	7.34% (Record)
Federated Asset Allocation Fund	Institutional	Sand Fleas Partners LP C/O The Beechwood Company 1001 Liberty Ave Ste 850 Pittsburgh, PA 15222-3718	30.93% (Beneficial)
Federated Asset Allocation Fund	Institutional	EMJAY Corporation Custodian FBO Plans of RPSA Customers 8515 E Orchard Rd # 2T2 Greenwood VLG, CO 80111-5002	14.68% (Record)
Federated Asset Allocation Fund	Institutional	Richmond Farm LP C/O The Beechwood Company 1001 Liberty Ave Ste 850 Pittsburgh, PA 15222-3718	12.58% (Beneficial)
Federated Asset Allocation Fund	Institutional	Foxhoven Partners LP C/O The Beechwood Company 1001 Liberty Ave Ste 850 Pittsburgh, PA 15222-3718	7.61% (Beneficial)
Federated Asset Allocation Fund	Institutional	Daniel C. McGrogan TTEE Grantor Trust FBO Foxhoven Children U/A DTD 06/30/2004 John F Donahue Grantor 1001 Liberty Ave Ste 850 Pittsburgh, PA 15222-3718	7.47% (Beneficial)
Federated Capital Appreciation Fund	Class A	Edward Jones & Co. Attn Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts, MO 63043-3009	10.54% (Record)
Federated Capital Appreciation Fund	Class A	Charles Schwab & Co Inc. Attn Mutual Funds Dept 101 Montgomery Street San Francisco, CA 94104-4151	5.40% (Record)
Federated Capital Appreciation Fund	Class A	Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	5.38% (Record)

Federated Fund	Share Class	Shareholder Name and Address	Percentage of Shares Held (Record or Beneficial)
Federated Capital Appreciation Fund	Institutional	Reliance Trust FBO Trustco C/C PO Box 48529 Atlanta, GA 30362-1529	32.29% (Record)
Federated Capital Appreciation Fund	Institutional	Parbanc United Bank Attn Trust Department 514 Market St Parkersburg, WV 26101-5144	12.29% (Record)
Federated Capital Appreciation Fund	Institutional	EMJAY Corporation Custodian FBO Plans of RPSA Customers 8515 E Orchard Rd # 2T2 Greenwood VLG, CO 80111-5002	10.67% (Record)
Federated Capital Appreciation Fund	Institutional	Balanced Allocation Fund State Street Corporation Attn Andrea Griffin 2 Avenue De Lafayette Boston, MA 02111-1724	8.99% (Beneficial)
Federated Capital Appreciation Fund	Institutional	NFS LLC FEBO Baker Boyer National Bank PO Box 1796 Walla Walla, WA 99362-0353	8.45% (Record)
Federated Capital Appreciation Fund	Institutional	First Clearing, LLC Special Custody Acct For The Exclusive Benefit Of Customer 2801 Market Street St Louis, MO 63103-2523	5.23% (Record)

As of April 8, 2011, the Officers and Board Members of the Federated Funds owned less than 1% of any class of any Federated Fund’s outstanding shares.

Shareholders owning 25% or more of outstanding shares may be in control of the Fund of which they are a shareholder and be able to affect the outcome of certain matters presented for a vote of shareholders.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the EquiTrust Fund.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

Craig A. Lang
President and Director
EquiTrust Series Fund, Inc.

ANNEX A-1 — FORM OF AGREEMENT AND PLAN OF REORGANIZATION, MONEY MARKET FUNDS

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [14th] day of [July], 2011, by and between Money Market Obligations Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 (the “Federated Trust”), with respect to its Federated Liberty U.S. Government Money Market Trust (the “Acquiring Fund”), a series of the Federated Trust, and EquiTrust Series Fund, Inc., a Maryland Corporation, with its principal place of business at 5400 University Avenue, West Des Moines, Iowa 50266 (the “EquiTrust Fund”), with respect to its Money Market Portfolio, a series of the EquiTrust Fund (the “Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A Shares, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of Class A Shares of the Acquiring Fund to the holders of Class A, Class B and Class I Shares of the Acquired Fund; and (iii) the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Federated Trust and the EquiTrust Fund, respectively, and the Federated Trust and the EquiTrust Fund are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of beneficial interests and common stock, respectively;

WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Directors of the EquiTrust Fund have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND

SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer substantially all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of each class of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of shares of the Acquired Fund (the “Acquired Fund Shares”) by (b) the ratio computed by dividing (x) the net asset value per share of such class of Acquired Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.1 by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Class A, Class B and Class I Shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of the assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund, other than any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. Such assets

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not acquired by the Acquiring Fund shall be excluded from the calculation of net asset value per share of each class of the Acquired Fund Shares under this Agreement.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount determined under paragraph 2.3, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

1.10 SALES CHARGES. Holders of Class A, Class B and Class I Shares of the Acquired Fund as of the Closing Date shall not be subject to any front-end or contingent deferred sales load of the Acquiring Fund on shares received on the Closing Date.

ARTICLE II

VALUATION

2.1 VALUATION OF ACQUIRED FUND SHARES. The net asset value per share of each class of Acquired Fund Shares shall be the net asset value per share of such class of Acquired Fund Shares (excluding any

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assets excluded from the net asset value calculation under paragraph 2.1) computed at the closing of the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF ACQUIRING FUND SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined by (a) multiplying the shares outstanding of each class of Acquired Fund Shares by (b) the ratio computed by (x) dividing the net asset value per share of such class of Acquired Fund Shares determined in accordance with paragraph 2.1 by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about [July 15], 2011, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. JP Morgan Chase Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday on which the NYSE is open following the business day on which trading is fully resumed and reporting is restored, or such other business day as the parties hereto shall agree.

3.4 TRANSFER AGENT’S CERTIFICATE. EquiTrust Investment Management Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause EquiTrust Investment Management Services, Inc., its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the EquiTrust Fund or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The EquiTrust Fund, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a)

The Acquired Fund is a separate series of the EquiTrust Fund, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland. The EquiTrust Fund is registered as an open-end diversified management investment company under the 1940 Act, and the EquiTrust Fund’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

b)

The current prospectus and statement of additional information of the EquiTrust Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

c)

The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the EquiTrust Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

d)

The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

e)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

f)

The audited financial statements of the Acquired Fund as of July 31, 2010, and for the fiscal year then ended have been prepared in accordance with United States generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

g)

The unaudited financial statements of the Acquired Fund as of January 31, 2011, and for the six months then ended have been prepared in accordance with United States generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)

Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as

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otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i)

As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund’s knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

j)

The minute books and other similar records of the EquiTrust Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the EquiTrust Fund’s Board of Directors and committees of the EquiTrust Fund’s Board of Directors. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the shares of the Acquired Fund.

k)

The EquiTrust Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

l)

All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

m)

All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.

n)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

o)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

p)

The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

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q)

From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the EquiTrust Fund with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

r)

The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year of operations; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

s)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the EquiTrust Fund, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the EquiTrust Fund, on behalf of the Acquired Fund, as follows:

a)	The Acquiring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b)

The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust’s registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)

The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)

The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Federated Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e)

Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)

The financial statements of the Acquiring Fund as of July 31, 2010 and for the fiscal year then ended have been prepared in accordance with United States generally accepted accounting principles, and such

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statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g)

The unaudited financial statements of the Acquiring Fund as of January 31, 2011, and for the six months then ended have been prepared in accordance with United States generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h)

Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i)

All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)

All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

l)

Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m)

The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n)

From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o)

The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year of operations; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

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p)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

q)

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The EquiTrust Fund will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the EquiTrust Fund’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s shareholders to consider the approval of this Agreement and the transactions contemplated herein.

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5.8 On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

5.9 It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Federated Trust, EquiTrust, the Acquiring Funds or the Acquired Fund shall take any action or cause and action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP to render the tax opinion contemplated in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the Federated Trust’s President or Vice President and its Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by the EquiTrust Fund’s President or Vice President and the Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the EquiTrust Fund.

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ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the EquiTrust Fund’s Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of K&L Gates LLP to the effect that for federal income tax purposes:

a)

The transfer of substantially all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of substantially all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c)

No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

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e)

The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefore. The holding period of Acquiring Fund Shares received by each Acquired Fund shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held by such shareholder as capital assets at the time of the Reorganization.

f)

The basis of the Acquired Fund’s assets acquired by the Acquiring Fund in the hands of the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund acquired by the Acquiring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations K&L Gates LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

All fees and expenses associated with the Acquiring Fund’s and Acquired Fund’s participation in the Reorganization contemplated in this Agreement will be paid by Federated Investment Management Company, EquiTrust Investment Management Services, Inc. and/or their affiliates, as agreed separately among them. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; (g) fees and expenses incurred by the EquiTrust Fund’s Trustees in connection with any special Board meetings held in contemplation of the Reorganizations; (h) tail insurance coverage for the EquiTrust Fund’s Directors; and (i) other related administrative or operational costs. Notwithstanding the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment of such fees and expenses by Federated Investment Management Company, EquiTrust Investment Management Services, Inc. and/or their affiliates would result in disqualification of such party as a RIC.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Federated Trust, on behalf of the Acquiring Fund, and the EquiTrust Fund, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

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ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Federated Trust and the EquiTrust Fund. In addition, either the Federated Trust or the EquiTrust Fund may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)

a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the EquiTrust Fund or the Federated Trust, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquired Fund, the Federated Trust, the EquiTrust Fund, or their respective Trustees, Directors or officers, to the other party or its Trustees, Directors or officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the EquiTrust Fund and the Federated Trust as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

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It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Federated Trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Federated Trust property of the Acquiring Fund as provided in the Federated Trust’s Declaration of Trust.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the EquiTrust Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Articles of Incorporation of the EquiTrust Fund. The execution and delivery of this Agreement have been authorized by the Directors of the EquiTrust Fund on behalf of the Acquired Fund and signed by authorized officers of the EquiTrust Fund, acting as such. Neither the authorization by such Directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the EquiTrust Fund’s Articles of Incorporation.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MONEY MARKET OBLIGATIONS TRUST
on behalf of its portfolio, Federated Liberty U.S. Government Money Market Trust

[Signature], [Title]

EQUITRUST SERIES FUND, INC. on behalf of its portfolio,
Money Market Portfolio

[Signature], [Title]

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ANNEX A-2 — FORM OF AGREEMENT AND PLAN OF REORGANIZATION, NON-MONEY MARKET FUNDS

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [14th] day of [July], 2011, by and between Federated Asset Allocation Fund, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237 (the “Federated Trust”), with respect to its Federated Asset Allocation Fund (the “Acquiring Fund”), a series of the Federated Trust, and EquiTrust Series Fund, Inc., a Maryland Corporation, with its principal place of business at 5400 University Avenue, West Des Moines, Iowa 50266 (the “EquiTrust Fund”), with respect to its Managed Portfolio, a series of the EquiTrust Fund (the “Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A and Institutional Shares, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of Class A Shares of the Acquiring Fund to the holders of Class A and Class B Shares of the Acquired Fund; (iii) the distribution of Institutional Shares of the Acquiring Fund to the holders of Class I Shares of the Acquired Fund; and (iv) the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Federated Trust and the EquiTrust Fund, respectively, and the Federated Trust and the EquiTrust Fund are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of beneficial interests and common stock, respectively;

WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Directors of the EquiTrust Fund have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND

SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer substantially all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of each class of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of shares of the Acquired Fund (the “Acquired Fund Shares”) by (b) the ratio computed by dividing (x) the net asset value per share of such class of Acquired Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.1 by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Class A and Class B Shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Holders of the Class I Shares of the Acquired Fund will receive Institutional Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all the assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund, other than any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. Such assets

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not acquired by the Acquiring Fund shall be excluded from the calculation of net asset value per share of each class of the Acquired Fund Shares under this Agreement.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount determined under paragraph 2.3, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

1.10 SALES CHARGES. Holders of Class A, Class B or Class I Shares of the Acquired Fund as of the Closing Date shall not be subject to any front end or contingent deferred sales load of the Acquiring Fund on shares received on the Closing Date.

ARTICLE II

VALUATION

2.1 VALUATION OF ACQUIRED FUND SHARES. The net asset value per share of each class of Acquired Fund Shares shall be the net asset value per share of such class of Acquired Fund Shares (excluding any

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assets excluded from the net asset value calculation under paragraph 2.1) computed at the closing of the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF ACQUIRING FUND SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined by (a) multiplying the shares outstanding of each class of Acquired Fund Shares by (b) the ratio computed by (x) dividing the net asset value per share of such class of Acquired Fund Shares determined in accordance with paragraph 2.1 by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about [July 15], 2011, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. JP Morgan Chase Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday on which the NYSE is open following the business day on which trading is fully resumed and reporting is restored, or such other business day as the parties hereto shall agree.

3.4 TRANSFER AGENT’S CERTIFICATE. EquiTrust Investment Management Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause EquiTrust Investment Management Services, Inc., its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the EquiTrust Fund or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The EquiTrust Fund, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a)

The Acquired Fund is a separate series of the EquiTrust Fund, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland. The EquiTrust Fund is registered as an open-end management investment company under the 1940 Act, and the EquiTrust Fund’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

b)

The current prospectus and statement of additional information of the EquiTrust Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

c)

The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the EquiTrust Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

d)

The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

e)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

f)

The audited financial statements of the Acquired Fund as of July 31 2010, and for the fiscal year then ended have been prepared in accordance with United States generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

g)

The unaudited financial statements of the Acquired Fund as of January 31, 2011, and for the six months then ended have been prepared in accordance with United States generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)

Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as

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otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i)

As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund’s knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

j)

The minute books and other similar records of the EquiTrust Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the EquiTrust Fund’s Board of Directors and committees of the EquiTrust Fund’s Board of Directors. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the shares of the Acquired Fund.

k)

The EquiTrust Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

l)

All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

m)

All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.

n)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

o)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

p)

The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

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q)

From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the EquiTrust Fund with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

r)

The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year of operations; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

s)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the EquiTrust Fund, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the EquiTrust Fund, on behalf of the Acquired Fund, as follows:

a)	The Acquiring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b)

The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust’s registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)

The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)

The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e)

Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)

The financial statements of the Acquiring Fund as of July 31, 2010 and for the fiscal year then ended have been prepared in accordance with United States generally accepted accounting principles, and such

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statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g)

The unaudited financial statements of the Acquired Fund as of January 31, 2011, and for the six months then ended have been prepared in accordance with United States generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)

Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i)

All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)

All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

l)

Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m)

The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n)

From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o)

The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year of operations; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

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p)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

q)

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The EquiTrust Fund will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the EquiTrust Fund’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s shareholders to consider the approval of this Agreement and the transactions contemplated herein.

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5.8 On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

5.9 It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Federated Trust, EquiTrust, the Acquiring Funds or the Acquired Fund shall take any action or cause and action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP to render the tax opinion contemplated in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the Federated Trust’s President or Vice President and its Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by the EquiTrust Fund’s President or Vice President and the Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the EquiTrust Fund.

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ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the EquiTrust Fund’s Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of K&L Gates LLP to the effect that for federal income tax purposes:

a)

The transfer of substantially all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of substantially all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c)

No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

A2-10

e)

The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund Shares exchanged therefor. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held by such shareholder as capital assets at the time of the Reorganization.

f)

The basis of the Acquired Fund’s assets acquired by the Acquiring Fund in the hands of the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund acquired by the Acquiring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations K&L Gates LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

All fees and expenses associated with the Acquiring Fund’s and Acquired Fund’s participation in the Reorganization contemplated in this Agreement will be paid by Federated Investment Management Company, EquiTrust Investment Management Services, Inc. and/or their affiliates, as agreed separately among them. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; (g) fees and expenses incurred by the EquiTrust Fund’s Trustees in connection with any special Board meetings held in contemplation of the Reorganizations; (h) tail insurance coverage for the EquiTrust Fund’s Directors; and (i) other related administrative or operational costs. Notwithstanding the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment of such fees and expenses by Federated Investment Management Company, EquiTrust Investment Management Services, Inc. and/or their affiliates would result in disqualification of such party as a RIC.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Federated Trust, on behalf of the Acquiring Fund, and the EquiTrust Fund, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

A2-11

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Federated Trust and the EquiTrust Fund. In addition, either the Federated Trust or the EquiTrust Fund may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)

a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the EquiTrust Fund or the Federated Trust, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquired Fund, the Federated Trust, the EquiTrust Fund, or their respective Trustees, Directors or officers, to the other party or its Trustees, Directors or officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the EquiTrust Fund and the Federated Trust as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

A2-12

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Federated Trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Federated Trust property of the Acquiring Fund as provided in the Federated Trust’s Declaration of Trust.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the EquiTrust Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Articles of Incorporation of the EquiTrust Fund. The execution and delivery of this Agreement have been authorized by the Directors of the EquiTrust Fund on behalf of the Acquired Fund and signed by authorized officers of the EquiTrust Fund, acting as such. Neither the authorization by such Directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the EquiTrust Fund’s Articles of Incorporation.

A2-13

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

INTERMEDIATE MUNICIPAL TRUST
on behalf of its portfolio, Federated Intermediate Municipal Trust

[Signature], [Title]

EQUITRUST SERIES FUND, INC. on behalf of its portfolio,
Managed Portfolio

[Signature], [Title]

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ANNEX B – INVESTMENT LIMITATIONS

Each Fund has investment limitations which may not be changed without shareholder approval. The following chart compares the limitations of the EquiTrust Portfolios and the Federated Funds. While shareholder approval is required to change a fundamental limitation, non-fundamental limitations may be changed by a Fund’s Board.

INVESTMENT LIMITATIONS
Money Market Portfolio	Federated Liberty U.S. Government Money Market

Diversification (fundamental)

The Portfolio may not, subject to 100% of the value of its total assets, purchase securities of any issuer (other than U.S. Government securities or government agency securities) if, as a result, more than 5% of the value of the Portfolio’s assets (taken at value at the time of investment) would be invested in securities of that issuer.

The Portfolio may not purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer (other than U.S. Government securities or government agency securities). For the purpose of this restriction, all outstanding debt securities of an issuer shall be deemed a single class of security and all preferred stocks of an issuer shall be deemed a single class of security.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration (fundamental)

The Portfolio may not purchase any security if, immediately after such purchase, more than 25% of the Portfolio’s assets would be invested in issuers in the same industry. This restriction does not apply to U.S. Government securities, government agency securities, obligations of banks or savings institutions, or instruments secured by these instruments, such as repurchase agreements for U.S. Government securities.

Concentration (fundamental)

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Borrowing Money and Issuing Senior Securities (fundamental)

The Portfolio may not issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to the following restriction.

The Portfolio may not borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Lending (fundamental)

The Portfolio may not lend money or securities, except as provided herein (the making of demand deposits with banks, and the purchase of securities such as bonds, debentures, commercial paper and short-term obligations in accordance with the Portfolio’s investment objectives and policies, shall not be considered the making of a loan). In addition, the Portfolio may not invest more than 10% of its total assets (taken at market value at the time of each purchase) in repurchase agreements maturing in more than seven days. Lastly, the Portfolio may not lend

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTMENT LIMITATIONS
Money Market Portfolio	Federated Liberty U.S. Government Money Market
its portfolio securities in excess of 20% of its net assets.

Investing in Real Estate, Commodities, Oil, Gas or Other Mineral Exploration or Development Programs (fundamental)

The Portfolio may not purchase or sell (although it may purchase securities of issuers which invest or deal in) interests in oil, gas or other mineral exploration or development programs, real estate, commodities or commodity contracts.

Investing in Real Estate and Commodities (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting Securities (fundamental)

The Portfolio may not underwrite securities issued by others, except to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the 1933 Act before resale. In this connection, the Portfolio will not invest more than 10% of the value of its total assets in securities that are subject to legal or contractual restrictions on resale, or are not readily marketable.

Underwriting Securities (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Purchases on Margin (fundamental)

The Portfolio may not purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in-kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same condition.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets (fundamental) The Portfolio will not pledge or mortgage more than 15% of its total assets.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in the value or net assets will not result in a violation of such limitation.

INVESTMENT LIMITATIONS
Money Market Portfolio	Federated Liberty U.S. Government Money Market

Additional Fundamental Restrictions

The Portfolio may not:

Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of such Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or any officers or directors of the Fund’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of portfolio securities with the other Portfolios or with other investment company and client accounts managed by the Fund’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

Alone, or together with any other Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

Invest in foreign securities.

Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

Additional Fundamental Restrictions None
Illiquid Securities None

Illiquid Securities (non-fundamental)

The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.

INVESTMENT LIMITATIONS
High Grade Bond Portfolio	Federated Total Return Bond Fund

Diversification (fundamental)

The Portfolio may not, as to 75% of the value of its total assets, purchase securities of any issuer (other than U.S. Government securities or government agency securities) if, as a result, more than 5% of the value of the Portfolio’s assets (taken at value at the time of investment) would be invested in securities of that issuer.

The Portfolio may not purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer (other than U.S. Government securities or government agency securities). For the purpose of this restriction, all outstanding debt securities of an issuer shall be deemed a single class of security and all preferred stocks of an issuer shall be deemed a single class of security.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Concentration (fundamental)

The Portfolio may not purchase any security if, immediately after such purchase, more than 25% of the Portfolio’s assets would be invested in issuers in the same industry. This restriction does not apply to U.S. Government securities, government agency securities, obligations of banks or savings institutions, or instruments secured by these instruments, such as repurchase agreements for U.S. Government securities.

Concentration (fundamental)

The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities).

Borrowing Money and Issuing Senior Securities (fundamental)

The Portfolio may not issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to the following restriction.

The Portfolio may not borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets.

Borrowing Money and Issuing Senior Securities (fundamental)

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Lending (fundamental)

The Portfolio may not lend money or securities, except as provided herein (the making of demand deposits with banks, and the purchase of securities such as bonds, debentures, commercial paper and short-term obligations in accordance with the Portfolio’s investment objectives and policies, shall not be considered the making of a loan). In addition, the Portfolio may not invest more than 10% of its total assets (taken at market value at the time

Lending (fundamental)

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment

INVESTMENT LIMITATIONS
High Grade Bond Portfolio	Federated Total Return Bond Fund
of each purchase) in repurchase agreements maturing in more than seven days. Lastly, the Portfolio may not lend its portfolio securities in excess of 20% of its net assets.	objective, policies, and limitations.

Investing in Real Estate, Commodities, Oil, Gas or Other Mineral Exploration or Development Programs (fundamental)

The Portfolio may not purchase or sell (although it may purchase securities of issuers which invest or deal in) interests in oil, gas or other mineral exploration or development programs, real estate, commodities or commodity contracts.

Investing in Real Estate and Commodities (fundamental)

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

Underwriting Securities (fundamental)

The Portfolio may not underwrite securities issued by others, except to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the 1933 Act before resale.

Underwriting Securities (fundamental)

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Pledging Assets (fundamental) The Portfolio may not pledge or mortgage more than 15% of its total assets.

Pledging Assets (fundamental)

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund’s assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

Buying on Margin (fundamental)

The Portfolio may not purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in-kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same condition.

Selling Short or Buying on Margin (fundamental)

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Additional Fundamental Restrictions

The Portfolio may not:

Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of such Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

Purchase or retain the securities of any issuer if any of the

Additional Fundamental Restrictions None

INVESTMENT LIMITATIONS
High Grade Bond Portfolio	Federated Total Return Bond Fund

officers or directors of the Fund or any officers or directors of the Fund’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of portfolio securities with the other Portfolios or with other investment company and client accounts managed by the Fund’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

Alone, or together with any other Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

Invest more than 25% of its net assets in foreign debt securities traded on U.S. exchanges and payable in U.S. dollars.

Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

Illiquid Securities (non-fundamental)

The Portfolio may not invest more than 15% of its net assets in illiquid securities, except to purchase certain restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act, provided that such 144A security is, in each case, determined to be a liquid investment in accordance with appropriate procedures.

Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in aggregate, 15% of the Fund’s net assets.

INVESTMENT LIMITATIONS
Strategic Yield Portfolio	Federated Bond Fund

Diversification (fundamental)

The Portfolio may not, as to 75% of the value of its total assets, purchase securities of any issuer (other than U.S. Government securities or government agency securities) if, as a result, more than 5% of the value of the Portfolio’s assets (taken at value at the time of investment) would be invested in securities of that issuer.

The Portfolio may not purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer (other than U.S. Government securities or government agency securities). For the purpose of this restriction, all outstanding debt securities of an issuer shall be deemed a single class of security and all preferred stocks of an issuer shall be deemed a single class of security.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Concentration (fundamental)

The Portfolio may not purchase any security if, immediately after such purchase, more than 25% of the Portfolio’s assets would be invested in issuers in the same industry. This restriction does not apply to U.S. Government securities, government agency securities, obligations of banks or savings institutions, or instruments secured by these instruments, such as repurchase agreements for U.S. Government securities.

Concentration (fundamental)

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Borrowing Money and Issuing Senior Securities (fundamental)

The Portfolio may not issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to the following restriction.

The Portfolio may not borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Lending (fundamental)

The Portfolio may not lend money or securities, except as provided herein (the making of demand deposits with banks, and the purchase of securities such as bonds, debentures, commercial paper and short-term obligations in accordance with the Portfolio’s investment objectives and policies, shall not be considered the making of a loan). In addition, the Portfolio may not invest more than 10% of its total assets (taken at market value at the time of each purchase) in repurchase agreements maturing in more than seven days. Lastly, the Portfolio may not lend its portfolio securities in excess of 20% of its net assets.

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTMENT LIMITATIONS
Strategic Yield Portfolio	Federated Bond Fund

Investing in Real Estate, Commodities, Oil, Gas or Other Mineral Exploration or Development Programs (fundamental)

The Portfolio may not purchase or sell (although it may purchase securities of issuers which invest or deal in) interests in oil, gas or other mineral exploration or development programs, real estate, commodities or commodity contracts.

Investing in Real Estate and Commodities (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting Securities (fundamental)

The Portfolio may not underwrite securities issued by others, except to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the 1933 Act before resale.

Underwriting Securities (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Pledging Assets (fundamental) The Portfolio may not pledge or mortgage more than 15% of its total assets.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin (fundamental)

The Portfolio may not purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in-kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same condition.

Buying on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions, and other financial contracts or derivative instruments.

Investing in Securities of Other Investment Companies (fundamental)

The Portfolio may not purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of such Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund may also invest in mortgage-backed and high-yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Fund’s adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such

INVESTMENT LIMITATIONS
Strategic Yield Portfolio	Federated Bond Fund
investment by the Fund may be subject to duplicate expenses. However, the adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

Additional Fundamental Restrictions

The Portfolio may not:

Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or any officers or directors of the Fund’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of portfolio securities with the other Portfolios or with other investment company and client accounts managed by the Fund’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

Alone, or together with any other Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

Invest more than 25% of its net assets in foreign debt securities traded on U.S. exchanges and payable in U.S. dollars.

Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

Additional Fundamental Restrictions None

Illiquid Securities (non-fundamental)

The Portfolio may not invest more than 15% of its net assets in illiquid securities, except to purchase certain restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act, provided that such 144A security is, in each case, determined to be a liquid investment in accordance with appropriate procedures.

Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in aggregate, 15% of the Fund’s net assets.

INVESTMENT LIMITATIONS
Strategic Yield Portfolio	Federated Bond Fund
Investing in Restricted Securities None.

Investing in Restricted Securities (non-fundamental)

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

INVESTMENT LIMITATIONS
Managed Portfolio	Federated Asset Allocation Fund

Diversification (fundamental)

The Portfolio may not, as to 75% of the value of its total assets, purchase securities of any issuer (other than U.S. Government securities or government agency securities) if, as a result, more than 5% of the value of the Portfolio’s assets (taken at value at the time of investment) would be invested in securities of that issuer.

The Portfolio may not purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer (other than U.S. Government securities or government agency securities). For the purpose of this restriction, all outstanding debt securities of an issuer shall be deemed a single class of security and all preferred stocks of an issuer shall be deemed a single class of security.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Concentration (fundamental)

The Portfolio may not purchase any security if, immediately after such purchase, more than 25% of the Portfolio’s assets would be invested in issuers in the same industry. This restriction does not apply to U.S. Government securities, government agency securities, obligations of banks or savings institutions, or instruments secured by these instruments, such as repurchase agreements for U.S. Government securities.

Concentration (fundamental)

The Fund will not invest more than 25% of the value of its total assets in securities of companies in any one industry.

However, with respect to foreign governmental securities, the Fund reserves the right to invest up to 25% of its total assets in fixed-income securities of foreign governmental units located within an individual foreign nation and to purchase or sell various currencies on either a spot or forward basis in connection with these investments.

Borrowing Money and Issuing Senior Securities (fundamental)

The Portfolio may not issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to the following restriction.

The Portfolio may not borrow money, except from banks for temporary or emergency purposes, and in no event in

Borrowing Money and Issuing Senior Securities (fundamental)

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

INVESTMENT LIMITATIONS
Managed Portfolio	Federated Asset Allocation Fund
excess of 5% of its total net assets, or pledge or mortgage more than 15% of its total assets.

Lending (fundamental)

The Portfolio may not lend money or securities, except as provided herein (the making of demand deposits with banks, and the purchase of securities such as bonds, debentures, commercial paper and short-term obligations in accordance with the Portfolio’s investment objectives and policies, shall not be considered the making of a loan). In addition, the Portfolio may not invest more than 10% of its total assets (taken at market value at the time of each purchase) in repurchase agreements maturing in more than seven days. Lastly, the Portfolio may not lend its portfolio securities in excess of 20% of its net assets.

Lending (fundamental)

The Fund will not lend any assets except portfolio securities. The purchase of corporate or government bonds, debentures, notes or other evidences of indebtedness shall not be considered a loan for purposes of this limitation.

Investing in Real Estate, Commodities, Oil, Gas or Other Mineral Exploration or Development Programs (fundamental)

The Portfolio may not purchase or sell (although it may purchase securities of issuers which invest or deal in) interests in oil, gas or other mineral exploration or development programs, real estate, commodities or commodity contracts.

Investing in Real Estate and Commodities (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The Fund may invest in commodities to the maximum extent permitted under the 1940 Act.

Underwriting Securities (fundamental)

The Portfolio may not underwrite securities issued by others, except to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the 1933 Act before resale.

Underwriting Securities (fundamental) The Fund will not engage in underwriting or agency distribution of securities issued by others.

Buying on Margin (fundamental)

The Portfolio may not purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in-kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same condition.

Buying on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Acquiring Securities (fundamental) The Portfolio may not, alone, or together with any other Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.	Acquiring Securities (non-fundamental) The Fund will not invest in securities of a company for the purpose of exercising control or management.
Additional Fundamental Restrictions The Portfolio may not: Purchase securities of other investment companies, except (i) by purchase in the open market involving only	Additional Fundamental Restrictions None

INVESTMENT LIMITATIONS
Managed Portfolio	Federated Asset Allocation Fund

customary brokers’ commissions and only if immediately thereafter not more than 5% of such Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or any officers or directors of the Fund’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of portfolio securities with the other Portfolios or with other investment company and client accounts managed by the Fund’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

Pledge or mortgage more than 15% of its total assets.

Invest more than 25% of its net assets in foreign equity and debt securities traded on U.S. exchanges and payable in U.S. dollars.

Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

Illiquid Securities (non-fundamental)

The Portfolio may not invest more than 15% of its net assets in illiquid securities, except to purchase certain restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act, provided that such 144A security is, in each case, determined to be a liquid investment in accordance with appropriate procedures.

Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

INVESTMENT LIMITATIONS
Value Growth Portfolio	Federated Capital Appreciation Fund

Diversification (fundamental)

The Portfolio may not, as to 75% of the value of its total assets, purchase securities of any issuer (other than U.S. Government securities or government agency securities) if, as a result, more than 5% of the value of the Portfolio’s assets (taken at value at the time of investment) would be invested in securities of that issuer.

The Portfolio may not purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer (other than U.S. Government securities or government agency securities). For the purpose of this restriction, all outstanding debt securities of an issuer shall be deemed a single class of security and all preferred stocks of an issuer shall be deemed a single class of security.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration (fundamental)

The Portfolio may not purchase any security if, immediately after such purchase, more than 25% of the Portfolio’s assets would be invested in issuers in the same industry. This restriction does not apply to U.S. Government securities, government agency securities, obligations of banks or savings institutions, or instruments secured by these instruments, such as repurchase agreements for U.S. Government securities.

Concentration (fundamental)

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Borrowing Money and Issuing Senior Securities (fundamental)

The Portfolio may not issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to the following restriction.

The Portfolio may not borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Lending (fundamental)

The Portfolio may not lend money or securities, except as provided herein (the making of demand deposits with banks, and the purchase of securities such as bonds, debentures, commercial paper and short-term obligations in accordance with the Portfolio’s investment objectives and policies, shall not be considered the making of a loan). In addition, the Portfolio may not invest more than 10% of its total assets (taken at market value at the time of each purchase) in repurchase agreements maturing in more than seven days. Lastly, the Portfolio may not lend its portfolio securities in excess of 20% of its net assets.

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Real Estate, Commodities, Oil, Gas or Other Mineral Exploration or Development Programs (fundamental)

The Portfolio may not purchase or sell (although it may purchase securities of issuers which invest or deal in) interests in oil, gas or other mineral exploration or

Investing in Real Estate and Commodities (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein,

INVESTMENT LIMITATIONS
Value Growth Portfolio	Federated Capital Appreciation Fund
development programs, real estate, commodities or commodity contracts.

or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting Securities (fundamental)

The Portfolio may not underwrite securities issued by others, except to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the 1933 Act before resale.

Underwriting Securities (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Buying on Margin (fundamental)

The Portfolio may not purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in-kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same condition.

Buying on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets (fundamental) The Portfolio may not pledge or mortgage more than 15% of its total assets.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowings or to collateral arrangements in connection with permissible activities.

Additional Fundamental Restrictions

The Portfolio may not:

Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of such Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or any officers or directors of the Fund’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

Alone, or together with any other Portfolios, make

Additional Fundamental Restrictions None

INVESTMENT LIMITATIONS
Value Growth Portfolio	Federated Capital Appreciation Fund

investments for the purpose of exercising control over, or management of, any issuer.

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of portfolio securities with the other Portfolios or with other investment company and client accounts managed by the Fund’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

Invest more than 25% of its net assets in foreign equity and debt securities traded on U.S. exchanges and payable in U.S. dollars.

Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

Illiquid Securities (non-fundamental)

The Portfolio may not invest more than 15% of its net assets in illiquid securities, except to purchase certain restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act, provided that such 144A security is, in each case, determined to be a liquid investment in accordance with appropriate procedures.

Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Purchasing Warrants (non-fundamental)

The Portfolio shall not purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Portfolio’s net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio’s net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio at any time in units or attached to securities are not subject to this restriction.

Purchasing Warrants None

INVESTMENT LIMITATIONS
Blue Chip Portfolio	Federated Capital Appreciation Fund

Diversification (fundamental)

The Portfolio may not, as to 75% of the value of its total assets, purchase securities of any issuer (other than U.S. Government securities or government agency securities) if, as a result, more than 5% of the value of the Portfolio’s assets (taken at value at the time of investment) would be invested in securities of that issuer.

The Portfolio may not purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer (other than U.S. Government securities or government agency securities). For the purpose of this restriction, all outstanding debt securities of an issuer shall be deemed a single class of security and all preferred stocks of an issuer shall be deemed a single class of security.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration (fundamental)

The Portfolio may not purchase any security if, immediately after such purchase, more than 25% of the Portfolio’s assets would be invested in issuers in the same industry. This restriction does not apply to U.S. Government securities, government agency securities, obligations of banks or savings institutions, or instruments secured by these instruments, such as repurchase agreements for U.S. Government securities.

Concentration (fundamental)

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Borrowing Money and Issuing Senior Securities (fundamental)

The Portfolio may not issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to the following restriction.

The Portfolio may not borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Lending (fundamental)

The Portfolio may not lend money or securities, except as provided herein (the making of demand deposits with banks, and the purchase of securities such as bonds, debentures, commercial paper and short-term obligations in accordance with the Portfolio’s investment objectives and policies, shall not be considered the making of a loan). In addition, the Portfolio may not invest more than 10% of its total assets (taken at market value at the time of each purchase) in repurchase agreements maturing in more than seven days. Lastly, the Portfolio may not lend its portfolio securities in excess of 20% of its net assets.

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Real Estate, Commodities, Oil, Gas or Other Mineral Exploration or Development Programs (fundamental)

The Portfolio may not purchase or sell (although it may purchase securities of issuers which invest or deal in)

Investing in Real Estate and Commodities (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise

INVESTMENT LIMITATIONS
Blue Chip Portfolio	Federated Capital Appreciation Fund
interests in oil, gas or other mineral exploration or development programs, real estate, commodities or commodity contracts.

engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting Securities (fundamental)

The Portfolio may not underwrite securities issued by others, except to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the 1933 Act before resale. In this connection, the Portfolio will not invest more than 10% of the value of its total assets in securities that are subject to legal or contractual restrictions on resale, or are not readily marketable.

Underwriting Securities (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Buying on Margin (fundamental)

The Portfolio may not purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in-kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same condition.

Buying on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets (fundamental) The Portfolio may not pledge or mortgage more than 15% of its total assets.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowings or to collateral arrangements in connection with permissible activities.

Additional Fundamental Restrictions

The Portfolio may not:

Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers’ commissions and only if immediately thereafter not more than 5% of such Portfolio’s total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or any officers or directors of the Fund’s investment adviser own individually more than 0.50% of the securities of such issuer and together own more than 5% of the securities of

Additional Fundamental Restrictions None

INVESTMENT LIMITATIONS
Blue Chip Portfolio	Federated Capital Appreciation Fund

such issuer.

Alone, or together with any other Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the “bunching” of orders for the sale or purchase of portfolio securities with the other Portfolios or with other investment company and client accounts managed by the Portfolio’s investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

Invest in foreign securities.

Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years’ continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Portfolio has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

Illiquid Securities (non-fundamental) None.

Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

STATEMENT OF ADDITIONAL INFORMATION

[May 16], 2011

Acquisition of the assets of

MONEY MARKET PORTFOLIO

HIGH GRADE BOND PORTFOLIO

MANAGED PORTFOLIO

STRATEGIC YIELD PORTFOLIO

VALUE GROWTH PORTFOLIO

BLUE CHIP PORTFOLIO

portfolios of EQUITRUST SERIES FUNDS, INC.

5400 University Avenue

West Des Moines, Iowa 50266

Telephone No: 1-877-860-2904

By and in exchange for shares of:

FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

FEDERATED TOTAL RETURN BOND FUND

FEDERATED ASSET ALLOCATION FUND

FEDERATED BOND FUND

or

FEDERATED CAPITAL APPRECIATION FUND

Each a portfolio of:

MONEY MARKET OBLIGATIONS TRUST

FEDERATED TOTAL RETURN SERIES, INC.

FEDERATED ASSET ALLOCATION FUND

FEDERATED INVESTMENT SERIES FUNDS, INC.

or

FEDERATED EQUITY FUNDS, respectively

4000 Ericsson Drive

Warrendale, Pennsylvania, 15086-7561

Telephone No: 1-800-341-7400

This Statement of Additional Information (“SAI”) dated [May 16], 2011, is not a prospectus. A Prospectus/Proxy Statement dated [May 16,] 2011, related to the above-referenced matter may be obtained from the Federated Funds, on behalf of each above-listed Fund, by writing or calling the Federated Funds at the address and telephone number shown above. This SAI should be read in conjunction with such Prospectus/Proxy Statement.

1.	SAI of EquiTrust Series Funds, Inc. (the “EquiTrust Fund”), dated December 1, 2010.

2.	SAI of Federated Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, dated September 30, 2010.

3.	SAI of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated January 31, 2011.

4.	SAI of Federated Asset Allocation Fund, a portfolio of Federated Asset Allocation Fund, dated January 31, 2011.

5.	SAI of Federated Bond Fund, a portfolio of Federated Investment Series Funds, Inc., dated January 31, 2011.

6.	SAI of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2010.

7.	Audited Financial Statements of the EquiTrust Fund, dated July 31, 2010.

8.	Audited Financial Statements of Federated Liberty U.S. Government Money Market Trust, dated July 31, 2010.

9.	Audited Financial Statements of Federated Total Return Bond Fund, dated November 30, 2010.

10.	Audited Financial Statements of Federated Asset Allocation Fund, dated November 30, 2010.

11.	Audited Financial Statements of Federated Bond Fund, dated November 30, 2010.

12.	Audited Financial Statements of Federated Capital Appreciation Fund, dated October 31, 2010.

13.	Unaudited Financial Statements of the EquiTrust Fund, dated January 31, 2011.

14.	Unaudited Financial Statements of Federated Liberty U.S. Government Money Market Trust, dated January 31, 2011.

15.	Pro Forma Financial Information for the following reorganization:

A.	Acquisition of Managed Portfolio by Federated Asset Allocation Fund.

Pursuant to Item 14(2) of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-X are not prepared for the following reorganizations because, in each case, the net asset value of the company being acquired does not exceed ten percent of the acquiring fund’s net asset value, measured at March 31, 2011:

2

A.	Acquisition of Money Market Portfolio by Federated Liberty U.S. Government Money Market Trust.

B.	Acquisition of High Grade Bond Portfolio by Federated Total Return Bond Fund.

C.	Acquisition of Strategic Yield Portfolio by Federated Bond Fund.

D.	Acquisition of Value Growth Portfolio and Blue Chip Portfolio by Federated Capital Appreciation Fund.

INFORMATION INCORPORATED BY REFERENCE

The SAI of the EquiTrust Fund, dated December 1, 2010, is incorporated by reference to Post-Effective Amendment No. 50 to the EquiTrust Fund’s Registration Statement on Form N-1A (File No. 811-2125), which was filed with the Securities and Exchange Commission (the “SEC”) on or about November 30, 2010. A copy may be obtained from the EquiTrust Fund at 5400 University Avenue, West Des Moines, Iowa 50266 or by calling 1-877-860-2904.

The SAI of Federated Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, dated September 30, 2010, is incorporated by reference to Post-Effective Amendment No. 112 to Money Market Obligations Trust’s Registration Statement on Form N-1A (File No. 33-31602), which was filed with the SEC on or about September 28, 2010.

The SAI of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated January 31, 2011, is incorporated by reference to Post-Effective Amendment No. 54 to Federated Total Return Series, Inc.’s Registration Statement on Form N-1A (File No. 33-50773), which was filed with the SEC on or about January 27, 2011.

The SAI of Federated Asset Allocation Fund, a portfolio of Federated Asset Allocation Fund, dated January 31, 2011, is incorporated by reference to Post-Effective Amendment No. 124 to Federated Asset Allocation Fund’s Registration Statement on Form N-1A (File No. 811-1), which was filed with the SEC on or about January 31, 2011.

The SAI of Federated Bond Fund, a portfolio of Federated Investment Series Funds, Inc., dated January 31, 2011, is incorporated by reference to Post-Effective Amendment No. 36 to Federated Investment Series Funds, Inc.’s Registration Statement on Form N-1A (File No. 33-48847), which was filed with the SEC on or about January 27, 2011.

The SAI of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2010, is incorporated by reference to Post-Effective Amendment No. 115 to Federated Equity Funds’ Registration Statement on Form N-1A (File No. 811-4017), which was filed with the SEC on or about December 29, 2010.

A copy of the foregoing SAIs of the Federated Funds may be obtained from Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

3

The audited financial statements of the EquiTrust Fund, dated July 31, 2010, are incorporated by reference to the Annual Report to shareholders of the EquiTrust Fund that was filed with the SEC on Form N-CSR pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on or about September 28, 2010.

The audited financial statements of Federated Liberty U.S. Government Money Market Trust, dated July 31, 2010, are incorporated by reference to the Annual Report to shareholders of Federated Liberty U.S. Government Money Market Trust, which was filed with the SEC on Form N-CSR pursuant to the 1940 Act, on or about September 27, 2010.

The audited financial statements of Federated Total Return Bond Fund, dated November 30, 2010, are incorporated by reference to the Annual Report to shareholders of Federated Total Return Bond Fund, which was filed with the SEC on Form N-CSR pursuant to the 1940 Act, on or about January 27, 2011.

The audited financial statements of Federated Asset Allocation Fund, dated November 30, 2010, are incorporated by reference to the Annual Report to shareholders of Federated Asset Allocation Fund, which was filed with the SEC on Form N-CSR pursuant to the 1940 Act, on or about January 27, 2011.

The audited financial statements of Federated Bond Fund, dated November 30, 2010, are incorporated by reference to the Annual Report to shareholders of Federated Bond Fund, which was filed with the SEC on Form N-CSR pursuant to the 1940 Act, on or about January 27, 2011.

The audited financial statements of Federated Capital Appreciation Fund, dated October 31, 2010, are incorporated by reference to the Annual Report to shareholders of Federated Capital Appreciation Fund, which was filed with the SEC on Form N-CSR pursuant to the 1940 Act, on or about November 27, 2010.

The unaudited financial statements of the EquiTrust Fund, dated January 31, 2011, are incorporated by reference to the Semi-Annual Report to shareholders of the EquiTrust Fund, which was filed with the SEC on Form N-CSR pursuant to the 1940 Act, on or about April 6, 2011.

The unaudited financial statements of Federated Liberty U.S. Government Money Market Trust, dated January 31, 2011, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Liberty U.S. Government Money Market Trust, which was filed with the SEC on Form N-CSR pursuant to the 1940 Act, on or about March 24, 2011.

PRO FORMA FINANCIAL STATEMENTS

FOR THE PERIOD ENDED NOVEMBER 30, 2010 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities, and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of Federated Asset Allocation Fund and Managed Portfolio (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended November 30, 2010. Managed

4

Portfolio will be reorganized into Federated Asset Allocation Fund as of the close of business on or about [July 15], 2011. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from December 1, 2009 to November 30, 2010. These statements have been derived from the books and records utilized in calculating daily net asset values at November 30, 2010.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of: (a) Class A and Class B Shares of Managed Portfolio for Class A Shares of Federated Asset Allocation Fund; and (b) Class I Shares of Managed Portfolio for Institutional Shares of Federated Asset Allocation Fund. Under generally accepted accounting principles, Federated Asset Allocation Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs that may change as a result of the reorganization currently are undeterminable.

[Remainder of page intentionally left blank.]

5

EquiTrust Managed Portfolio

Federated Asset Allocation Fund

Pro Forma Combining Portfolio of Investments

November 30, 2010 (unaudited)

EquiTrust Managed Portfolio	Federated Asset Allocation Fund	Federated Asset Allocation Fund Pro Forma Combined		EquiTrust Managed Portfolio	Federated Asset Allocation Fund	Federated Asset Allocation Fund Pro Forma Combined
Shares or Principal Amount				Value in U.S. Dollars
			COMMON STOCKS—37.5%
			Consumer Discretionary—6.9%
0	7,500	7,500	[1]Aeropostale, Inc.	0	202,725	202,725
0	1,400	1,400	Autoliv, Inc.	0	102,788	102,788
4,500	0	4,500	Automatic Data Processing	200,565	0	200,565
1,300	0	1,300	[1]Autozone, Inc.	337,233	0	337,233
0	12,200	12,200	Best Buy Co., Inc.	0	521,184	521,184
0	5,100	5,100	[1]Big Lots, Inc.	0	156,315	156,315
0	2,100	2,100	[1]BorgWarner, Inc.	0	126,714	126,714
0	23,600	23,600	CBS Corp.—Class B	0	397,424	397,424
6,100	0	6,100	Cash America International, Inc.	220,820	0	220,820
0	1,600	1,600	[1]Chipotle Mexican Grill, Inc.	0	413,584	413,584
7,203	20,200	27,403	Comcast Corp., Class A	144,060	404,000	548,060
0	9,400	9,400	1DIRECTV—CLASS A	0	390,382	390,382
0	3,500	3,500	[1]Dollar Tree, Inc.	0	192,325	192,325
13,300	0	13,300	1EZCORP, Inc.	334,628	0	334,628
0	3,700	3,700	Family Dollar Stores, Inc.	0	185,740	185,740
0	5,846	5,846	[1]Federal-Mogul Corp., Class A	0	109,320	109,320
0	7,500	7,500	[1]Ford Motor Co.	0	119,550	119,550
0	35,000	35,000	Gannett Co., Inc.	0	458,850	458,850
0	5,800	5,800	Gentex Corp.	0	121,742	121,742
5,300	0	5,300	Genuine Parts Co.	255,142	0	255,142
0	11,200	11,200	[1]Goodyear Tire & Rubber Co.	0	107,072	107,072
0	3,200	3,200	Harley Davidson, Inc.	0	100,096	100,096
6,813	0	6,813	[1]Helen of Troy Ltd.	160,923	0	160,923
0	27,900	27,900	Home Depot, Inc.	0	842,859	842,859
0	5,100	5,100	1ITT Educational Services, Inc.	0	298,299	298,299
0	5,200	5,200	1J Crew Group, Inc.	0	227,344	227,344
0	22,300	22,300	Johnson Controls, Inc.	0	812,612	812,612
0	10,700	10,700	[1]Kohl’s Corp.	0	603,694	603,694
0	1,200	1,200	[1]Lear Corp.	0	105,324	105,324

6

0	57,200	57,200	Lennar Corp., Class A	0	868,868	868,868
0	38,200	38,200	Lowe’s Cos., Inc.	0	867,140	867,140
0	30,000	30,000	1MGM Mirage	0	366,900	366,900
0	8,800	8,800	Marriott International, Inc., Class A	0	345,048	345,048
0	8,274	8,274	McDonald’s Corp.	0	647,854	647,854
0	10,800	10,800	McGraw-Hill Cos., Inc.	0	372,492	372,492
0	45,500	45,500	[1]Meritage Corp.	0	863,135	863,135
0	1,400	1,400	1NVR, Inc.	0	867,972	867,972
0	1,000	1,000	[1]NetFlix, Inc.	0	205,900	205,900
0	54,600	54,600	[1]New York Times Co., Class A	0	490,854	490,854
0	14,500	14,500	Omnicom Group, Inc.	0	658,880	658,880
5,000	0	5,000	1O’Reilly Automotive, Inc.	300,900	0	300,900
0	4,500	4,500	PetSmart, Inc.	0	170,370	170,370
0	2,800	2,800	Ross Stores, Inc.	0	181,664	181,664
0	39,600	39,600	Service Corp. International	0	319,176	319,176
0	12,400	12,400	Starwood Hotels & Resorts	0	704,816	704,816
0	3,800	3,800	TJX Cos., Inc.	0	173,318	173,318
0	2,200	2,200	1TRW Automotive Holdings Corp.	0	104,478	104,478
2,440	0	2,440	Target Corp.	138,934	0	138,934
0	3,700	3,700	Thor Industries, Inc.	0	109,261	109,261
0	12,700	12,700	Time Warner, Inc.	0	374,523	374,523
0	47,700	47,700	[1]Toll Brothers, Inc.	0	856,215	856,215
0	4,300	4,300	Tractor Supply Co.	0	182,621	182,621
0	1,000	1,000	Washington Post Co., Class B	0	377,020	377,020
0	5,300	5,300	Williams-Sonoma, Inc.	0	176,331	176,331
0	11,300	11,300	Wyndham Worldwide Corp.	0	324,875	324,875
0	6,600	6,600	Yum! Brands, Inc.	0	330,528	330,528

			TOTAL	2,093,205	17,940,182	20,033,387
			Consumer Staples—3.5%
0	16,300	16,300	Archer-Daniels-Midland Co.	0	472,537	472,537
0	1,700	1,700	Brown-Forman Corp., Class B	0	111,214	111,214
5,000	0	5,000	Campbell Soup Co.	169,500	0	169,500
0	22,400	22,400	Clorox Co.	0	1,384,544	1,384,544
2,135	0	2,135	Colgate-Palmolive Co.	163,434	0	163,434
0	2,000	2,000	Corn Products International, Inc.	0	86,240	86,240
0	7,600	7,600	Del Monte Foods Co.	0	142,348	142,348
2,800	0	2,800	Diageo plc	200,648	0	200,648
0	2,700	2,700	Dr. Pepper Snapple Group, Inc.	0	98,901	98,901
0	4,600	4,600	Heinz (H.J.) Co.	0	222,042	222,042
0	23,300	23,300	Herbalife Ltd.	0	1,599,079	1,599,079
0	2,000	2,000	Hershey Foods Corp.	0	93,600	93,600
2,975	0	2,975	Kimberly-Clark Corp.	184,123	0	184,123
5,737	0	5,737	Kraft Foods, Inc.	173,544	0	173,544
0	19,700	19,700	Kroger Co.	0	463,935	463,935
0	10,516	10,516	Nestle SA	0	571,561	571,561
5,615	0	5,615	PepsiCo, Inc	362,897	0	362,897
6,050	0	6,050	Philip Morris International, Inc.	344,185	0	344,185

7

8,005	6,600	14,605	Procter & Gamble Co.	488,865	403,062	891,927
0	1,500	1,500	Smucker (J.M.) Co.	0	94,875	94,875
7,485	0	7,485	Sysco Corp.	217,215	0	217,215
5,440	14,258	19,698	The Coca-Cola Company	343,645	900,678	1,244,323
0	6,400	6,400	Tyson Foods, Inc., Class A	0	101,312	101,312
3,100	0	3,100	Walgreen Co.	108,035	0	108,035
10,115	0	10,115	Wal-Mart Stores, Inc.	547,120	0	547,120

			TOTAL	3,303,211	6,745,928	10,049,139
			Energy—2.5%
5,700	0	5,700	Anadarko Petroleaum Corp.	365,712	0	365,712
2,000	2,800	4,800	Apache Corp.	215,280	301,392	516,672
3,600	0	3,600	Baker Hughes, Inc.	187,776	0	187,776
0	12,419	12,419	Chevron Corp.	0	1,005,567	1,005,567
8,225	5,300	13,525	ConocoPhillips	494,898	318,901	813,799
3,100	0	3,100	Devon Energy Corp.	218,767	0	218,767
3,300	10,800	14,100	Exxon Mobil Corp.	229,548	751,248	980,796
15,676	0	15,676	[1]Kinder Morgan Management, LLC	1,003,096	0	1,003,096
0	27	27	1NRG Energy, Inc.	0	523	523
11,030	0	11,030	Occidental Petroleum Corp.	972,515	0	972,515
9,000	0	9,000	[1]Rowan Companies, Inc.	271,350	0	271,350
0	5,740	5,740	Schlumberger Ltd.	0	443,932	443,932
5,200	0	5,200	Valero Energy Corp.	101,296	0	101,296
0	16,635	16,635	[1]Weatherford International Ltd.	0	339,520	339,520

			TOTAL	4,060,238	3,161,083	7,221,321
			Financials—7.5%
0	9,700	9,700	AON Corp.	0	389,164	389,164
0	6,800	6,800	Aflac, Inc.	0	350,200	350,200
0	3,600	3,600	Alexandria Real Estate Equities, Inc.	0	240,300	240,300
3,635	0	3,635	Allstate Corp.	105,815		105,815
0	8,200	8,200	American Campus Communities, Inc.	0	257,808	257,808
0	7,312	7,312	American Express Co.	0	316,025	316,025
0	12,500	12,500	American Financial Group, Inc., Ohio	0	384,625	384,625
8,605	0	8,605	Arthur J. Gallagher & Co.	241,628	0	241,628
0	9,500	9,500	Assurant, Inc.	0	335,065	335,065
0	9,100	9,100	Avalonbay Communities, Inc.	0	1,004,003	1,004,003
0	6,900	6,900	BB&T Corp.	0	160,080	160,080
51,400	0	51,400	BGC Partners, Inc. Class A	393,210	0	393,210
8,047	0	8,047	Bank of America Corp.	88,115	0	88,115
5,754	0	5,754	Bank of New York Mellon Corp.	155,300	0	155,300
0	9,000	9,000	Boston Properties, Inc.	0	754,200	754,200
0	4,207	4,207	1CIT Group, Inc.	0	166,008	166,008
35,600		35,600	1CNO Financial Group, Inc.	208,260	0	208,260
0	8,181	8,181	Capital One Financial Corp.	0	304,579	304,579
0	38,700	38,700	[1]Citigroup, Inc.	0	162,540	162,540
0	7,000	7,000	Comerica, Inc.	0	255,430	255,430
0	2,400	2,400	[1]CommonWealth REIT	0	60,072	60,072
0	12,100	12,100	Digital Realty Trust, Inc.	0	635,492	635,492

8

20,429	0	20,429	EMC Insurance Group, Inc.	455,158	0	455,158
0	10,100	10,100	Eaton Vance Corp.	0	300,172	300,172
0	6,600	6,600	Erie Indemnity Co.	0	415,536	415,536
0	4,500	4,500	Everest Re Group Ltd.	0	375,705	375,705
0	13,300	13,300	Fifth Third Bancorp	0	158,935	158,935
0	900	900	First Citizens Bancshares, Inc., Class A	0	156,501	156,501
0	2,686	2,686	Franklin Resources, Inc.	0	306,446	306,446
0	19,300	19,300	Fulton Financial Corp.	0	166,945	166,945
0	4,200	4,200	[1]General Growth Properties, Inc.	0	67,998	67,998
0	2,600	2,600	Goldman Sachs Group, Inc.	0	405,964	405,964
0	14,000	14,000	HCP, Inc.	0	461,020	461,020
0	8,400	8,400	Hanover Insurance Group, Inc.	0	380,352	380,352
7,900	0	7,900	Hartford Financial Services Group, Inc.	175,854	0	175,854
0	413	413	[1]Howard Hughes Corp.	0	16,838	16,838
0	24,447	24,447	Invesco Ltd.	0	531,478	531,478
4,900	23,188	28,088	JPMorgan Chase & Co.	183,162	866,768	1,049,930
6,900	0	6,900	Kansas City Life Insurance Co.	216,177	0	216,177
0	7,700	7,700	Liberty Property Trust	0	241,318	241,318
8,000	0	8,000	Lincoln National Corp.	191,040	0	191,040
0	2,100	2,100	M & T Bank Corp.	0	161,616	161,616
5,600	9,500	15,100	MetLife, Inc.	213,640	362,425	576,065
0	14,600	14,600	1NASDAQ Stock Market, Inc.	0	313,316	313,316
0	12,900	12,900	Nationwide Health Properties, Inc.	0	465,045	465,045
19,030	0	19,030	New York Community Bancorp, Inc.	319,704	0	319,704
5,050	0	5,050	Northern Trust Corp.	254,015	0	254,015
0	27,156	27,156	OneBeacon Insurance Group Ltd.	0	397,292	397,292
13,400	0	13,400	Old Republic International Corp.	169,644	0	169,644
0	3,000	3,000	PNC Financial Services Group	0	161,550	161,550
0	18,000	18,000	Progressive Corp. Ohio	0	366,120	366,120
15,100	15,800	30,900	Protective Life Corp.	355,152	371,616	726,768
0	7,200	7,200	Prudential Financial	0	364,896	364,896
0	7,596	7,596	Reinsurance Group of America, Inc.	0	379,268	379,268
0	14,400	14,400	SEI Investments Co.	0	325,152	325,152
0	2,500	2,500	Simon Property Group, Inc.	0	246,250	246,250
0	8,900	8,900	StanCorp Financial Group, Inc.	0	370,240	370,240
0	6,200	6,200	State Street Corp.	0	267,840	267,840
0	4,900	4,900	SunTrust Banks, Inc.	0	114,464	114,464
0	5,500	5,500	T. Rowe Price Group, Inc.	0	320,815	320,815
0	12,300	12,300	TCF Financial Corp.	0	167,403	167,403
0	10,500	10,500	Taubman Centers, Inc.	0	509,565	509,565
0	6,900	6,900	The Travelers Cos, Inc.	0	372,531	372,531
6,272	18,326	24,598	U.S. Bancorp	149,148	435,792	584,940
0	15,800	15,800	Unitrin, Inc.	0	373,828	373,828
0	10,100	10,100	Waddell & Reed Financial, Inc., Class A	0	311,080	311,080
1,241	6,200	7,441	Wells Fargo & Co.	33,768	168,702	202,470

			TOTAL	3,908,790	17,954,373	21,863,163
			Health Care—2.9%
8,400	5,348	13,748	Abbott Laboratories	390,684	248,735	639,419

9

0	5,551	5,551	Aetna, Inc.	0	164,421	164,421
0	5,800	5,800	Allergan, Inc.	0	384,366	384,366
0	5,100	5,100	AmerisourceBergen Corp.	0	157,335	157,335
1,900	2,400	4,300	[1]Amgen, Inc.	100,111	126,456	226,567
3,137	0	3,137	Becton, Dickinson & Co.	244,466	0	244,466
0	4,793	4,793	Cardinal Health, Inc.	0	170,535	170,535
0	4,800	4,800	[1]Celgene Corp.	0	285,024	285,024
0	5,500	5,500	[1]Community Health Systems, Inc.	0	175,230	175,230
0	3,400	3,400	Cooper Cos., Inc.	0	181,900	181,900
0	2,300	2,300	1DaVita, Inc.	0	167,210	167,210
0	20,800	20,800	[1]Health Management Association, Class A	0	185,328	185,328
0	6,200	6,200	[1]Health Net, Inc.	0	167,400	167,400
0	2,800	2,800	[1]Hospira, Inc.	0	157,528	157,528
0	10,800	10,800	[1]Humana, Inc.	0	605,232	605,232
12,603	4,443	17,046	Johnson & Johnson	775,715	273,467	1,049,182
0	4,900	4,900	[1]LifePoint Hospitals, Inc.	0	177,478	177,478
0	2,508	2,508	McKesson HBOC, Inc.	0	160,261	160,261
5,593	12,884	18,477	Merck & Co., Inc.	192,791	444,111	636,902
8,595	0	8,595	[1]Mylan, Inc.	168,161	0	168,161
30,822	21,300	52,122	Pfizer, Inc.	502,090	346,977	849,067
5,900	0	5,900	Quest Diagnostics, Inc.	290,988	0	290,988
0	4,300	4,300	1SXC Health Solutions Corp.	0	164,905	164,905
0	3,900	3,900	Shire PLC, ADR	0	274,326	274,326
1,795	0	1,795	Stryker Corp	89,912	0	89,912
4,892	0	4,892	Teva Pharmaceutical Industries Ltd.	244,796	0	244,796
0	5,100	5,100	[1]Thoratec Laboratories Corp.	0	129,821	129,821
0	4,635	4,635	UnitedHealth Group, Inc.	0	169,270	169,270

			TOTAL	2,999,714	5,317,316	8,317,030
			Industrials—3.3%
3,055	0	3,055	3M Co.	256,559	0	256,559
0	1,800	1,800	Avery Dennison Corp.	0	67,572	67,572
0	1,600	1,600	Bucyrus International	0	142,656	142,656
0	2,800	2,800	CNH Global NV	0	115,976	115,976
0	3,700	3,700	CSX Corp.	0	224,997	224,997
0	6,813	6,813	Caterpillar, Inc.	0	576,380	576,380
0	4,300	4,300	[1]Chicago Bridge & Iron Co., NV	0	121,733	121,733
0	2,900	2,900	Crane Co.	0	108,692	108,692
0	1,228	1,228	Cummins, Inc.	0	119,263	119,263
0	4,000	4,000	Donnelley (R.R.) & Sons Co.	0	63,040	63,040
4,400	0	4,400	FTI Consulting, Inc.	156,816	0	156,816
16,200	0	16,200	Federal Signal Corp.	103,842	0	103,842
0	1,200	1,200	Flowserve Corp.	0	126,552	126,552
0	5,400	5,400	Fluor Corp.	0	312,282	312,282
0	5,800	5,800	[1]Foster Wheeler AG	0	162,400	162,400
0	3,900	3,900	[1]General Cable Corp.	0	127,881	127,881
53,735	0	53,735	General Electric Company	850,625	0	850,625

10

8,065	0	8,065	Honeywell International, Inc.	400,911	0	400,911
7,280	0	7,280	ITT Corporation	334,880	0	334,880
5,175	0	5,175	Illinois Tool Works, Inc.	246,485	0	246,485
9,341	2,800	12,141	Ingersoll-Rand PLC	382,981	114,800	497,781
0	5,200	5,200	Joy Global, Inc.	0	396,864	396,864
0	5,300	5,300	1KAR Auction Services, Inc.	0	63,865	63,865
0	5,200	5,200	[1]Kansas City Southern Industries, Inc.	0	246,168	246,168
0	1,500	1,500	L-3 Communications Holdings, Inc.	0	105,495	105,495
0	10,600	10,600	Manitowoc, Inc.	0	116,388	116,388
0	3,700	3,700	Norfolk Southern Corp.	0	222,629	222,629
0	3,800	3,800	[1]OshKosh Truck Corp.	0	109,060	109,060
0	4,000	4,000	[1]Owens Corning, Inc.	0	105,240	105,240
0	1,400	1,400	Parker-Hannifin Corp.	0	112,322	112,322
0	4,000	4,000	Precision Castparts Corp.	0	552,280	552,280
0	1,900	1,900	Regal Beloit Corp.	0	115,900	115,900
0	5,200	5,200	Textron, Inc.	0	116,272	116,272
0	2,600	2,600	Timken Co.	0	113,256	113,256
0	1,900	1,900	Toro Co.	0	110,599	110,599
0	2,800	2,800	1URS Corp.	0	110,712	110,712
0	2,700	2,700	Union Pacific Corp.	0	243,297	243,297
0	8,028	8,028	[1]United Continental Holdings, Inc.	0	222,215	222,215
3,405	0	3,405	United Parcel Service, Inc.—Class B	238,793	0	238,793
0	9,000	9,000	United Technologies Corp.	0	677,430	677,430
0	2,400	2,400	[1]Verisk Analytics, Inc.	0	72,648	72,648
0	2,600	2,600	1WESCO International, Inc.	0	124,072	124,072
0	2,550	2,550	[1]Waste Connections, Inc.	0	66,300	66,300
7,200	0	7,200	Waste Management, Inc.	246,600	0	246,600

			TOTAL	3,218,492	6,387,236	9,605,728
			Information Technology—6.5%
0	19,900	19,900	AVX Corp.	0	284,769	284,769
0	20,700	20,700	[1]Advanced Micro Devices, Inc.	0	150,903	150,903
0	7,700	7,700	[1]Alliance Data Systems Corp.	0	485,716	485,716
0	15,300	15,300	[1]Amdocs Ltd.	0	397,800	397,800
1,800	3,447	5,247	[1]Apple, Inc.	560,070	1,072,534	1,632,604
0	13,200	13,200	[1]Autodesk, Inc.	0	465,828	465,828
0	6,600	6,600	[1]Avago Technologies Ltd.	0	172,326	172,326
0	10,300	10,300	1BMC Software, Inc.	0	457,320	457,320
0	16,281	16,281	Broadcom Corp.	0	724,342	724,342
0	21,300	21,300	Broadridge Financial Solutions	0	438,567	438,567
0	20,100	20,100	CA, Inc.	0	460,089	460,089
16,200	26,300	42,500	[1]Cisco Systems, Inc.	310,392	503,908	814,300
0	9,500	9,500	Computer Sciences Corp.	0	423,985	423,985
0	15,267	15,267	Corning, Inc.	0	269,615	269,615
4,000	0	4,000	[1]eBay, Inc.	116,520	0	116,520
14,400	0	14,400	1EMC Corp.	309,456	0	309,456

11

0	8,600	8,600	1FIserv, Inc.	0	475,580	475,580
0	2,400	2,400	1F5 Networks, Inc.	0	316,512	316,512
0	5,300	5,300	FactSet Research Systems	0	469,951	469,951
0	13,800	13,800	[1]Fairchild Semiconductor International, Inc., Class A	0	193,890	193,890
0	600	600	[1]Google, Inc.	0	333,426	333,426
2,530	0	2,530	Hewlett-Packard Co.	106,083	0	106,083
17,200	0	17,200	Intel Corp.	363,264	0	363,264
0	7,392	7,392	International Business Machines Corp.	0	1,045,672	1,045,672
0	9,682	9,682	[1]Intuit, Inc.	0	434,625	434,625
0	16,400	16,400	Lender Processing Services, Inc.	0	504,628	504,628
0	498,000	498,000	Lenovo Group Ltd.	0	331,568	331,568
0	7,300	7,300	[1]Lexmark International Group, Class A	0	264,552	264,552
0	9,900	9,900	1MSCI, Inc., Class A	0	337,194	337,194
0	20,445	20,445	[1]Micron Technology, Inc.	0	148,431	148,431
25,100	18,918	44,018	Microsoft Corp.	632,771	476,923	1,109,694
0	5,300	5,300	[1]Network Appliance, Inc.	0	269,929	269,929
0	5,600	5,600	[1]Novellus Systems, Inc.	0	168,840	168,840
0	20,500	20,500	1ON Semiconductor Corp.	0	167,177	167,177
11,520	21,400	32,920	Oracle Corp.	311,501	578,656	890,157
0	28,500	28,500	1SAIC, Inc.	0	436,620	436,620
0	7,600	7,600	[1]Sandisk Corp.	0	338,960	338,960
0	19,521	19,521	[1]Seagate Technology	0	261,777	261,777
0	4,000	4,000	[1]Silicon Laboratories, Inc.	0	169,920	169,920
0	40,900	40,900	Tellabs, Inc.	0	258,079	258,079
0	10,109	10,109	[1]Teradata Corporation	0	415,379	415,379
0	13,200	13,200	[1]Teradyne, Inc.	0	156,552	156,552
0	23,900	23,900	[1]Vishay Intertechnology, Inc.	0	340,814	340,814
0	8,900	8,900	[1]Western Digital Corp.	0	298,150	298,150
0	48,500	48,500	Xerox Corp.	0	555,810	555,810

			TOTAL	2,710,057	16,057,317	18,767,374
			Materials—2.4%
0	5,400	5,400	Agnico Eagle Mines, Ltd.	0	435,834	435,834
0	400	400	Airgas, Inc.	0	24,440	24,440
0	4,000	4,000	Ashland, Inc.	0	203,520	203,520
0	3,200	3,200	Ball Corp.	0	210,816	210,816
29,624	0	29,624	Barrick Gold Corp.	1,530,080	0	1,530,080
0	1,200	1,200	CF Industries Holdings, Inc.	0	144,924	144,924
0	6,000	6,000	Cabot Corp.	0	214,800	214,800
0	4,100	4,100	Cytec Industries, Inc.	0	196,103	196,103
0	2,679	2,679	Domtar Corp.	0	203,390	203,390
6,040	0	6,040	Dow Chemical Co.	188,327	0	188,327
12,405	0	12,405	E. I. Du Pont de Nemours and Co.	582,911	0	582,911
0	2,600	2,600	Eastman Chemical Co.	0	202,306	202,306
0	1,400	1,400	Freeport-McMoRan Copper & Gold, Inc.	0	141,848	141,848
0	8,000	8,000	International Paper Co.	0	199,760	199,760

12

0	2,000	2,000	Lubrizol Corp.	0	209,120	209,120
0	4,300	4,300	Monsanto Co.	0	257,656	257,656
8,100	0	8,100	Newmont Mining Corp.	476,523	0	476,523
0	2,700	2,700	PPG Industries, Inc.	0	210,492	210,492
0	9,900	9,900	RPM International, Inc.	0	202,752	202,752
0	4,000	4,000	Schnitzer Steel Industries, Inc., Class A	0	228,360	228,360
0	3,900	3,900	Scotts Co.	0	194,844	194,844
0	2,800	2,800	Sherwin-Williams Co.	0	207,676	207,676
0	10,500	10,500	[1]Titanium Metals Corp.	0	181,335	181,335
0	6,400	6,400	Valspar Corp.	0	211,456	211,456

			TOTAL	2,777,841	4,081,432	6,859,273
			Telecommunication Services—0.5%
5,895	0	5,895	AT&T Inc.	163,822	0	163,822
2,307	46,000	48,307	Frontier Communications Corp.	20,994	418,600	439,594
0	89,400	89,400	Qwest Communications International, Inc.	0	625,800	625,800
9,615	0	9,615	Verizon Communications, Inc.	307,776	0	307,776

			TOTAL	492,592	1,044,400	1,536,992
			Utilities—1.5%
12,783	0	12,783	Atmos Energy Corp.	384,385	0	384,385
0	7,700	7,700	CMS Energy Corp.	0	138,369	138,369
0	11,400	11,400	[1]Calpine Corp.	0	137,940	137,940
0	3,000	3,000	DTE Energy Co.	0	133,650	133,650
0	1,900	1,900	Entergy Corp.	0	135,356	135,356
0	6,300	6,300	Hawaiian Electric Industries, Inc.	0	137,907	137,907
0	2,300	2,300	ITC Holdings Corp.	0	139,265	139,265
6,758	2,700	9,458	Integrys Energy Group, Inc.	329,115	131,490	460,605
0	3,400	3,400	NSTAR	0	140,760	140,760
0	8,200	8,200	NiSource, Inc.	0	137,186	137,186
0	3,200	3,200	OGE Energy Corp.	0	142,432	142,432
0	2,900	2,900	ONEOK, Inc.	0	148,219	148,219
8,375	0	8,375	Pepco Holdings, Inc.	153,681	0	153,681
11,400	3,400	14,800	Pinnacle West Capital Corp.	460,788	137,428	598,216
0	9,975	9,975	Southern Co.	0	376,257	376,257
0	8,100	8,100	TECO Energy, Inc.	0	135,675	135,675
0	12,500	12,500	Wisconsin Energy Corp.	0	752,750	752,750

			TOTAL	1,327,969	2,924,684	4,252,653

			TOTAL COMMON STOCKS (IDENTIFIED COST $96,725,216)	26,892,109	81,613,951	108,506,060

			ASSET-BACKED SECURITIES—0.9%
$0	$5,653	$5,653	[2,3]125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	0	4,691	4,691
0	250,000	250,000	Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.933%, 2/10/2051	0	265,018	265,018
0	800,000	800,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, 5.886%, 11/15/2044	0	855,553	855,553
0	350,000	350,000	LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.323%, 4/15/2041	0	382,281	382,281
0	100,000	100,000	Merrill Lynch Mortgage Trust 2008-C1 AM, 6.460%, 2/12/2051	0	92,761	92,761

13

0	400,000	400,000	Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 03/12/2051	0	391,148	391,148
0	315,000	315,000	Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	0	337,712	337,712
0	250,000	250,000	Morgan Stanley Capital, Inc. A4, 6.075%, 6/11/2049	0	264,773	264,773

			TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,428,169)	0	2,593,937	2,593,937

			COLLATERALIZED MORTGAGE OBLIGATIONS—3.3%
			Commercial and Non-Agency Mortgage—1.0%
0	800,000	800,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	0	822,003	822,003
0	500,000	500,000	[2,3]Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	0	508,163	508,163
0	375,000	375,000	[2,3]Commercial Mortgage Pass-Through Certificates 2010-C1 A3, 4.205%, 9/01/2020	0	373,775	373,775
0	450,000	450,000	JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	0	472,182	472,182
0	595,332	595,332	[2,3]JP Morgan Chase Commercial Mortgage Securities 2010-C1 2010-C1 A1, 3.853%, 6/15/2043	0	618,141	618,141
0	4,770	4,770	2SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	0	3,844	3,844

			TOTAL	0	2,798,108	2,798,108
			Government National Mortgage Association—2.3%
1,500,000	0	1,500,000	Government National Mortgage Association, 2003-11 Class CL, 5.50% 2/01/2033	1,696,770	0	1,696,770
1,250,000	0	1,250,000	Government National Mortgage Association, 2003-1 Class PE, 5.50% 7/01/2032	1,391,438	0	1,391,438
308,931	0	308,931	Government National Mortgage Association, 2003-71 Class AK, 5.00% 9/01/2029	313,009	0	313,009
440,000	0	440,000	Government National Mortgage Association, 2003-116 Class JC, 5.00% 5/01/2030	451,688	0	451,688
694,278	0	694,278	Government National Mortgage Association, 2004-26 Class GC, 5.00% 6/01/2031	731,546	0	731,546
18,181	0	18,181	Government National Mortgage Association, 2004-22 Class BK, 3.47% 4/01/2034	18,252	0	18,252
296,339	0	296,339	Government National Mortgage Association, 2004-76 Class VG, 5.00% 9/01/2023	299,450	0	299,450
125,037	0	125,037	Government National Mortgage Association, 2004-89 Class KC, 4.00% 10/01/2034	128,614	0	128,614
522,000	0	522,000	Government National Mortgage Association, 2004-109 Class WE, 5.00% 5/01/2033	570,447	0	570,447
298,841	0	298,841	Government National Mortgage Association, 2005-44 Class KC, 5.00% 4/01/2031	308,418	0	308,418
650,000	0	650,000	Government National Mortgage Association, 2006-38 Class OG, 5.00% 6/01/2036	710,707	0	710,707

			TOTAL	6,620,339	0	6,620,339

14

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,754,401)	6,620,339	2,798,108	9,418,447
			CORPORATE BONDS—6.0%
			Basic Industry—Chemicals—0.1%
0	95,000	95,000	Dow Chemical Co., Note, 8.550%, 05/15/2019	0	119,996	119,996
0	13,000	13,000	Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	0	14,095	14,095
0	100,000	100,000	Praxair, Inc., 4.625%, 03/30/2015	0	111,265	111,265
0	35,000	35,000	Rohm & Haas Co., 6.000%, 09/15/2017	0	38,909	38,909

			TOTAL	0	284,265	284,265
			Basic Industry—Metals & Mining—0.3%
0	80,000	80,000	Alcan, Inc., 5.000%, 06/01/2015	0	88,288	88,288
0	70,000	70,000	Alcoa, Inc., Note, 5.550%, 02/01/2017	0	72,914	72,914
0	90,000	90,000	Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	0	106,784	106,784
0	10,000	10,000	BHP Finance (USA), Inc., Company Guarantee, 6.500%, 4/01/2019	0	12,286	12,286
0	200,000	200,000	Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/01/2019	0	252,216	252,216
0	120,000	120,000	Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	0	127,030	127,030
0	100,000	100,000	[2,3]Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	0	103,258	103,258

			TOTAL	0	762,776	762,776
			Basic Industry—Paper—0.1%
0	30,000	30,000	International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	0	35,832	35,832
0	150,000	150,000	Pope & Talbot, Inc., 8.375%, 6/1/2013	0	15	15
0	100,000	100,000	Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	0	99,001	99,001

			TOTAL	0	134,848	134,848
			Capital Goods—Aerospace & Defense—0.1%
0	50,000	50,000	[2,3]BAE Systems Holdings, Inc., 5.200%, 08/15/2015	0	55,116	55,116
0	100,000	100,000	Boeing Co., 4.875%, 02/15/2020	0	111,766	111,766
0	25,000	25,000	Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	0	26,765	26,765

			TOTAL	0	193,647	193,647
			Capital Goods—Building Materials—0.0%
0	50,000	50,000	RPM International, Inc., 6.500%, 02/15/2018	0	54,985	54,985
0	40,000	40,000	RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	0	42,936	42,936

			TOTAL	0	97,921	97,921
			Capital Goods—Diversified Manufacturing—0.1%
0	20,000	20,000	Dover Corp., Note, 5.450%, 03/15/2018	0	22,993	22,993
0	70,000	70,000	Emerson Electric Co., 4.875%, 10/15/2019	0	78,400	78,400
0	68,000	68,000	[2,3]Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	0	74,778	74,778
0	100,000	100,000	Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	0	114,590	114,590
0	90,000	90,000	[2,3]Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	0	73,462	73,462

			TOTAL	0	364,223	364,223
			Capital Goods—Environmental—0.1%

15

0	110,000	110,000	Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	0	123,141	123,141
0	25,000	25,000	Waste Management, Inc., 7.375%, 03/11/2019	0	31,267	31,267

			TOTAL	0	154,408	154,408
			Communications—Media & Cable—0.2%
0	27,000	27,000	Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	0	31,094	31,094
0	100,000	100,000	Comcast Corp., 7.050%, 03/15/2033	0	113,657	113,657
0	100,000	100,000	Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	0	118,466	118,466
0	120,000	120,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	0	132,412	132,412
0	20,000	20,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	0	25,417	25,417
0	50,000	50,000	Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	0	64,953	64,953
0	50,000	50,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	0	57,137	57,137

			TOTAL	0	543,136	543,136
			Communications—Media Noncable—0.1%
0	120,000	120,000	News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	0	139,636	139,636
0	90,000	90,000	News America, Inc., 5.650%, 08/15/2020	0	105,023	105,023

			TOTAL	0	244,659	244,659
			Communications—Telecom Wireless—0.1%
0	130,000	130,000	AT&T Wireless Services, Inc., 8.750%, 03/01/2031	0	182,576	182,576
0	90,000	90,000	America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	0	101,929	101,929
0	20,000	20,000	Vodafone Group PLC, 5.350%, 02/27/2012	0	21,074	21,074
0	90,000	90,000	Vodafone Group PLC, Note, 5.625%, 02/27/2017	0	103,223	103,223

			TOTAL	0	408,802	408,802
			Communications—Telecom Wirelines—0.2%
0	15,000	15,000	CenturyLink, Inc., Sr. Note, 6.150%, 09/15/2019	0	15,633	15,633
0	150,000	150,000	Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	0	164,912	164,912
0	45,000	45,000	France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	0	51,176	51,176
0	100,000	100,000	Telefonica SA, Sr. Note, 5.855%, 02/04/2013	0	108,382	108,382
0	40,000	40,000	Verizon Communications, Inc., Sr. Unsecd. Note, 6.100%, 4/15/2018	0	46,968	46,968
0	50,000	50,000	Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	0	60,168	60,168

			TOTAL	0	447,239	447,239
			Consumer Cyclical—Automotive—0.0%
0	70,000	70,000	DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	0	79,936	79,936
			Consumer Cyclical—Entertainment—0.1%
0	280,000	280,000	Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	0	302,846	302,846
			Consumer Cyclical—Lodging—0.0%
0	50,000	50,000	Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	0	52,203	52,203
			Consumer Cyclical—Retailers—0.1%

16

0	172,035	172,035	[2,3]CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	0	173,402	173,402
0	60,000	60,000	Costco Wholesale Corp., 5.300%, 03/15/2012	0	63,551	63,551
0	20,000	20,000	JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	0	19,800	19,800
0	70,000	70,000	Target Corp., Note, 5.875%, 07/15/2016	0	82,793	82,793
0	40,000	40,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 4/15/2038	0	46,549	46,549

			TOTAL	0	386,095	386,095
			Consumer Non-Cyclical—Food/Beverage—0.3%
0	90,000	90,000	[2,3]Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	0	105,912	105,912
0	70,000	70,000	Bottling Group LLC, Note, 5.500%, 04/01/2016	0	81,714	81,714
0	30,000	30,000	Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	0	32,967	32,967
0	80,000	80,000	Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	0	93,875	93,875
0	60,000	60,000	General Mills, Inc., Note, 5.700%, 02/15/2017	0	69,741	69,741
0	125,000	125,000	Kraft Foods, Inc., Note, 5.250%, 10/01/2013	0	137,748	137,748
0	100,000	100,000	Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	0	117,889	117,889
0	50,000	50,000	PepsiCo, Inc., 4.650%, 02/15/2013	0	53,937	53,937
0	30,000	30,000	Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	0	31,509	31,509
0	15,000	15,000	Sysco Corp., Sr. Note, 5.375%, 03/17/2019	0	17,228	17,228

			TOTAL	0	742,520	742,520
			Consumer Non-Cyclical—Health Care—0.1%
0	50,000	50,000	Boston Scientific Corp., 4.500%, 01/15/2015	0	52,104	52,104
0	50,000	50,000	Boston Scientific Corp., 6.000%, 01/15/2020	0	53,983	53,983
0	20,000	20,000	Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	0	24,478	24,478
0	75,000	75,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	0	84,556	84,556

			TOTAL	0	215,121	215,121
			Consumer Non-Cyclical—Pharmaceuticals—0.1%
0	40,000	40,000	Abbott Laboratories, 5.150%, 11/30/2012	0	43,517	43,517
0	100,000	100,000	Genentech, Inc., Note, 4.750%, 07/15/2015	0	112,060	112,060
0	80,000	80,000	Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	0	97,649	97,649

			TOTAL	0	253,226	253,226
			Consumer Non-Cyclical—Products—0.0%
0	45,000	45,000	Philips Electronics NV, 5.750%, 03/11/2018	0	52,121	52,121

			Consumer Non-Cyclical—Supermarkets—0.0%
0	25,000	25,000	Kroger Co., Bond, 6.900%, 04/15/2038	0	29,359	29,359

			Consumer Non-Cyclical—Tobacco—0.0%
0	70,000	70,000	Altria Group, Inc., 9.250%, 08/06/2019	0	93,334	93,334

			Energy—Independent—0.1%
0	120,000	120,000	Canadian Natural Resources Ltd., 4.900%, 12/01/2014	0	133,581	133,581
0	30,000	30,000	EOG Resources, Inc., Note, 5.625%, 06/01/2019	0	34,252	34,252
0	25,000	25,000	Pemex Project Funding Master, 5.750%, 12/15/2015	0	27,922	27,922
0	80,000	80,000	Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	0	85,737	85,737
0	20,000	20,000	XTO Energy, Inc., 6.750%, 08/01/2037	0	25,954	25,954

17

			TOTAL	0	307,446	307,446
			Energy—Integrated—0.1%
0	60,000	60,000	Conoco, Inc., Sr. Unsecd. Note, 6.95%, 4/15/2029	0	75,558	75,558
0	100,000	100,000	ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	0	110,565	110,565
0	35,000	35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	0	40,179	40,179
0	11,120	11,120	[2,3]Qatar Petroleum, 5.579%, 05/30/2011	0	11,307	11,307
0	100,000	100,000	[2,3]Statoil ASA, 5.125%, 04/30/2014	0	111,592	111,592

			TOTAL	0	349,201	349,201
			Energy—Oil Field Services—0.0%
0	50,000	50,000	Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	0	60,978	60,978
0	25,000	25,000	Weatherford International Ltd., 6.000%, 03/15/2018	0	27,599	27,599
0	20,000	20,000	Weatherford International Ltd., 7.000%, 03/15/2038	0	21,439	21,439

			TOTAL	0	110,016	110,016
			Energy—Refining—0.1%
0	110,000	110,000	Refining Group, Inc., 6.125%, 05/01/2011	0	112,397	112,397
0	25,000	25,000	Valero Energy Corp., 9.375%, 03/15/2019	0	31,722	31,722

			TOTAL	0	144,119	144,119
			Financial Institution—Banking—0.9%
0	50,000	50,000	Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	0	52,981	52,981
0	120,000	120,000	Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	0	134,188	134,188
0	100,000	100,000	[2,3]Barclays Bank PLC, 5.926%, 12/31/2049	0	93,125	93,125
0	70,000	70,000	Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	0	81,143	81,143
0	80,000	80,000	Citigroup, Inc., Note, 5.125%, 05/05/2014	0	85,915	85,915
0	60,000	60,000	[2,3]Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	0	63,295	63,295
0	200,000	200,000	First Union Institutional, Bond, 8.04%, 12/1/2026	0	205,000	205,000
0	50,000	50,000	Goldman Sachs Group, Inc., 6.125%, 02/15/2033	0	52,545	52,545
0	320,000	320,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	0	344,713	344,713
0	150,000	150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/01/2018	0	164,877	164,877
0	100,000	100,000	HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	0	93,100	93,100
0	100,000	100,000	HSBC Finance Corp., 5.000%, 06/30/2015	0	108,668	108,668
0	75,000	75,000	Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	0	79,647	79,647
0	90,000	90,000	M & T Bank Corp., 5.375%, 05/24/2012	0	95,188	95,188
0	30,000	30,000	Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	0	31,855	31,855
0	100,000	100,000	Morgan Stanley Group, Inc., 5.300%, 03/01/2013	0	107,573	107,573
0	100,000	100,000	Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	0	109,976	109,976
0	30,000	30,000	Northern Trust Corp., 4.625%, 05/01/2014	0	32,872	32,872
0	15,000	15,000	PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	0	16,342	16,342
0	407,213	407,213	[2,3]Regional Diversified Funding, 9.250%, 03/15/2030	0	260,718	260,718

18

0	20,000	20,000	State Street Corp., Sr. Note, 4.300%, 05/30/2014	0	21,732	21,732
0	100,000	100,000	U.S. Bank, N.A., 6.300%, 02/04/2014	0	113,764	113,764
0	140,000	140,000	Wachovia Corp., 5.750%, 02/01/2018	0	157,218	157,218
0	40,000	40,000	Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	0	46,075	46,075

			TOTAL	0	2,552,510	2,552,510
			Financial Institution—Brokerage—0.3%
0	220,000	220,000	Blackrock, Inc., 6.250%, 09/15/2017	0	255,886	255,886
0	50,000	50,000	Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	0	55,193	55,193
0	40,000	40,000	Eaton Vance Corp., 6.500%, 10/02/2017	0	46,423	46,423
0	100,000	100,000	[2,3]FMR LLC, 4.75%, 3/01/2013	0	105,489	105,489
0	25,000	25,000	Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	0	26,120	26,120
0	30,000	30,000	Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	0	31,062	31,062
0	95,000	95,000	Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	0	110,942	110,942
0	60,000	60,000	Lehman Brothers Holdings, Note, 4.800%, 3/13/2014	0	13,275	13,275
0	30,000	30,000	Nuveen Investments, 5.500%, 09/15/2015	0	25,237	25,237
0	75,000	75,000	Raymond James Financial, Inc., 8.600%, 08/15/2019	0	89,409	89,409

			TOTAL	0	759,036	759,036
			Financial Institution—Finance Noncaptive—0.4%
0	160,000	160,000	American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	0	202,135	202,135
0	60,000	60,000	American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	0	65,344	65,344
0	120,000	120,000	Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	0	132,452	132,452
0	120,000	120,000	Capital One Capital IV, 6.745%, 02/17/2037	0	119,700	119,700
0	20,000	20,000	Capital One Capital V, 10.250%, 08/15/2039	0	21,275	21,275
0	510,000	510,000	General Electric Capital Corp., 5.625%, 05/01/2018	0	561,291	561,291
0	30,000	30,000	General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	0	32,742	32,742
0	30,000	30,000	[2,3]Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	0	34,921	34,921

			TOTAL	0	1,169,860	1,169,860
			Financial Institution—Insurance—Health—0.1%
0	50,000	50,000	CIGNA Corp., 6.350%, 03/15/2018	0	57,763	57,763
0	50,000	50,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 2/15/2018	0	57,774	57,774
0	50,000	50,000	Wellpoint, Inc., 5.850%, 01/15/2036	0	51,557	51,557

			TOTAL	0	167,094	167,094
			Financial Institution—Insurance—Life—0.6%
0	100,000	100,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	0	114,377	114,377
0	100,000	100,000	[2,3]Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	0	134,173	134,173
0	90,000	90,000	MetLife, Inc., 6.750%, 06/01/2016	0	105,944	105,944
0	10,000	10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	0	13,500	13,500
0	80,000	80,000	[2,3]New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	0	95,943	95,943

19

0	300,000	300,000	[2,3]Pacific LifeCorp., Bond, 6.600%, 09/15/2033	0	300,996	300,996
0	50,000	50,000	Prudential Financial, Inc., 5.150%, 01/15/2013	0	53,566	53,566
0	40,000	40,000	Prudential Financial, Inc., 6.625%, 12/01/2037	0	43,730	43,730
0	10,000	10,000	Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	0	12,004	12,004
0	100,000	100,000	Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	0	107,928	107,928
0	750,000	750,000	[2]Union Central Life Ins Co, Note, 8.200%, 11/1/2026	0	748,848	748,848

			TOTAL	0	1,731,009	1,731,009
			Financial Institution—Insurance—P&C—0.1%
0	80,000	80,000	ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	0	89,583	89,583
0	80,000	80,000	CNA Financial Corp., 6.500%, 08/15/2016	0	87,096	87,096
0	15,000	15,000	Chubb Corp., Sr. Note, 5.750%, 05/15/2018	0	17,120	17,120
0	50,000	50,000	Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	0	53,833	53,833
0	100,000	100,000	[2,3]Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	0	104,888	104,888
0	30,000	30,000	[2,3]Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	0	34,859	34,859
0	10,000	10,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	0	11,499	11,499

			TOTAL	0	398,878	398,878
			Financial Institution—REITs—0.2%
0	45,000	45,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	0	50,944	50,944
0	75,000	75,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	0	84,052	84,052
0	40,000	40,000	Equity One, Inc., Bond, 6.000%, 09/15/2017	0	40,862	40,862
0	40,000	40,000	Liberty Property LP, 6.625%, 10/01/2017	0	46,804	46,804
0	120,000	120,000	Prologis, Sr. Note, 5.500%, 04/01/2012	0	124,347	124,347
0	20,000	20,000	Prologis, Sr. Note, 7.625%, 08/15/2014	0	23,074	23,074
0	40,000	40,000	Simon Property Group LP, 6.750%, 05/15/2014	0	45,657	45,657
0	50,000	50,000	Simon Property Group, Inc., 6.350%, 08/28/2012	0	53,778	53,778

			TOTAL	0	469,518	469,518
			Foreign—Local—Government—0.0%
0	50,000	50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	0	65,009	65,009

			Municipal Services—0.1%
0	140,000	140,000	[2,3]Army Hawaii Family Housing, 5.524%, 6/15/2050	0	123,851	123,851
0	100,000	100,000	[2,3]Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	0	91,321	91,321

			TOTAL	0	215,172	215,172
			Technology—0.2%
0	20,000	20,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	0	23,337	23,337
0	40,000	40,000	Dell Computer Corp., Deb., 7.100%, 04/15/2028	0	45,296	45,296
0	60,000	60,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	0	60,757	60,757
0	105,000	105,000	Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	0	119,535	119,535
0	50,000	50,000	Harris Corp., 5.950%, 12/01/2017	0	56,648	56,648

20

0	60,000	60,000	Hewlett-Packard Co., Note, 5.400%, 03/01/2017	0	68,597	68,597
0	200,000	200,000	IBM Corp., Sr. Note, 5.700%, 09/14/2017	0	234,934	234,934
0	100,000	100,000	Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	0	100,563	100,563

			TOTAL	0	709,667	709,667
			Transportation—Railroads—0.1%
0	100,000	100,000	Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	0	110,362	110,362
0	50,000	50,000	Union Pacific Corp., 4.875%, 01/15/2015	0	55,201	55,201
0	45,000	45,000	Union Pacific Corp., Bond, 6.625%, 2/01/2029	0	52,563	52,563

			TOTAL	0	218,126	218,126
			Transportation—Services—0.0%
0	75,000	75,000	[2,3]Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	0	86,698	86,698

			Utility—Electric—0.4%
0	60,000	60,000	Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	0	78,067	78,067
0	50,000	50,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	0	49,033	49,033
0	50,000	50,000	Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	0	58,436	58,436
0	40,000	40,000	Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	0	46,284	46,284
0	10,000	10,000	Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	0	12,395	12,395
0	60,000	60,000	[2,3]Electricite De France SA, 5.5%, 1/26/2014	0	67,266	67,266
0	90,000	90,000	FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	0	96,377	96,377
0	50,000	50,000	FirstEnergy Solutions Co, Company Guarantee, 6.05%, 8/15/2021	0	53,091	53,091
0	71,405	71,405	[2,3]Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	0	81,138	81,138
0	120,000	120,000	MidAmerican Energy Co., 4.650%, 10/01/2014	0	132,297	132,297
0	100,000	100,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	0	141,711	141,711
0	30,000	30,000	Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	0	34,291	34,291
0	60,000	60,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	0	60,116	60,116
0	40,000	40,000	Progress Energy, Inc., 7.050%, 03/15/2019	0	49,061	49,061
0	100,000	100,000	Union Electric Co., 6.000%, 04/01/2018	0	113,308	113,308
0	120,000	120,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	0	134,733	134,733
0	80,000	80,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	0	86,706	86,706

			TOTAL	0	1,294,310	1,294,310
			Utility—Natural Gas Distributor—0.1%
0	120,000	120,000	Atmos Energy Corp., 5.125%, 01/15/2013	0	128,519	128,519
0	15,000	15,000	Atmos Energy Corp., 8.500%, 03/15/2019	0	19,432	19,432
0	60,000	60,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	0	71,475	71,475

			TOTAL	0	219,426	219,426
			Utility—Natural Gas Pipelines—0.1%
0	100,000	100,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	0	109,330	109,330

21

0	70,000	70,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	0	79,787	79,787
0	110,000	110,000	Enterprise Products LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	0	134,093	134,093
0	100,000	100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	0	96,431	96,431

			TOTAL	0	419,641	419,641

			TOTAL CORPORATE BONDS (IDENTIFIED COST $16,088,169)	0	17,229,421	17,229,421

			GOVERNMENTS—0.7%
700,000	0	700,000	Federal Home Loan Bank, 12/09/2010	699,978	0	699,978
500,000	0	500,000	Federal Home Loan Bank, 12/22/2010	499,968	0	499,968
750,000	0	750,000	Federal National Mortgage Association, 1/12/2011	749,904	0	749,904

			TOTAL GOVERNMENTS (IDENTIFIED COST $1,949,850)	1,949,850	0	1,949,850

			GOVERNMENTS/AGENCIES—0.0%
			Sovereign—0.0%
0	75,000	75,000	United Mexican States, 6.625%, 03/03/2015	0	88,312	88,312
0	30,000	30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	0	35,371	35,371

			TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,486)	0	123,683	123,683

			MORTGAGE-BACKED SECURITIES—0.4%
0	7,915	7,915	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	0	8,898	8,898
0	5,716	5,716	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	0	6,467	6,467
0	14,387	14,387	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	0	16,123	16,123
0	15,026	15,026	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	0	16,857	16,857
0	4,413	4,413	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	0	4,941	4,941
0	18,777	18,777	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	0	20,725	20,725
0	51,216	51,216	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	0	54,784	54,784
0	1,533	1,533	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	0	1,556	1,556
0	987	987	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	0	1,050	1,050
0	12,746	12,746	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	0	13,823	13,823
0	15,814	15,814	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	0	17,812	17,812
0	10,553	10,553	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	0	11,779	11,779
0	27,589	27,589	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	0	30,465	30,465

22

0	55,927	55,927	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	0	59,572	59,572
0	56,310	56,310	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	0	59,787	59,787
0	27,936	27,936	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	0	30,831	30,831
0	55,247	55,247	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	0	59,927	59,927
0	61,959	61,959	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	0	66,423	66,423
0	2,785	2,785	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	0	3,324	3,324
0	1,497	1,497	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	0	1,689	1,689
0	12,168	12,168	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	0	13,729	13,729
0	433	433	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	0	462	462
0	19,288	19,288	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	0	21,665	21,665
0	2,576	2,576	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	0	2,845	2,845
0	274	274	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	0	310	310
0	50,636	50,636	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	0	56,168	56,168
0	20,781	20,781	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	0	23,082	23,082
0	45,736	45,736	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	0	49,378	49,378
0	58,564	58,564	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	0	62,228	62,228
24,056	0	24,056	Government National Mortgage Association Pool 2796, 7.000%, 8/01/2029	27,272	0	27,272
13,533	0	13,533	Government National Mortgage Association Pool 3040, 7.000%, 2/01/2031	15,361	0	15,361
30,376	0	30,376	Government National Mortgage Association Pool 3188, 6.500%, 1/01/2032	34,586	0	34,586
51,944	0	51,944	Government National Mortgage Association Pool 3239, 6.500%, 5/01/2032	59,144	0	59,144
128,581	0	128,581	Government National Mortgage Association Pool 3333, 5.500%, 01/01/2033	140,257	0	140,257
70,877	0	70,877	Government National Mortgage Association Pool 3403, 5.500%, 6/01/2033	77,313	0	77,313
0	1,385	1,385	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	0	1,542	1,542
0	4,943	4,943	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	0	5,624	5,624

23

0	11,942	11,942	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	0	13,472	13,472
0	473	473	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	0	538	538
0	644	644	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	0	727	727
0	10,473	10,473	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	0	11,808	11,808
0	10,701	10,701	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	0	12,078	12,078
0	1,971	1,971	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	0	2,246	2,246
0	13,547	13,547	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	0	15,389	15,389
0	12,088	12,088	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	0	13,561	13,561

			TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,051,042)	353,933	793,685	1,147,618

			MUNICIPAL—0.0%
			Illinois—0.0%
0	90,000	90,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	0	95,547	95,547

			U.S. TREASURY—1.8%
0	400,000	400,000	[4,5]United States Treasury Bill, 0.125%, 12/16/2010	0	399,981	399,981
0	2,300,000	2,300,000	[4,5]United States Treasury Bill, 0.125%, 2/3/2011	0	2,299,417	2,299,417
0	1,800,000	1,800,000	[4,5]United States Treasury Bill, 0.160%, 1/20/2011	0	1,799,644	1,799,644
0	800,000	800,000	[4]United States Treasury Bond, 3.500%, 2/15/2039	0	716,312	716,312
0	100,000	100,000	[4]United States Treasury Note, 3.125%, 8/31/2013	0	106,801	106,801

			TOTAL U.S. TREASURY (IDENTIFIED COST $5,326,695)	0	5,322,155	5,322,155

			OTHER INVESTMENT COMPANIES AND EXCHANGE-TRADED FUNDS—16.6%
0	104,579	104,579	Energy Select Sector SPDR	0	6,550,829	6,550,829
10,934	0	10,934	H&Q Life Sciences Investors	110,215	0	110,215
0	291,841	291,841	iShares MSCI Emerging Market Index Fund	0	13,065,722	13,065,722
0	67,953	67,953	iShares Dow Jones US Pharmaceuticals Index Fund	0	4,144,453	4,144,453
0	320,849	320,849	iShares Russell 2000 Index Fund	0	23,325,722	23,325,722
9,900	0	9,900	Redwood Trust, Inc.	136,917	0	136,917
29,676	0	29,676	Tortoise Energy Capital Corp.	803,033	0	803,033

			TOTAL OTHER INVESTMENT COMPANIES AND EXCHANGE-TRADED FUNDS (IDENTIFIED COST $40,603,853)	1,050,165	47,086,726	48,136,891

			MUTUAL FUNDS—33.0%
0	189,860	189,860	[6]Emerging Markets Fixed Income Core Fund	0	5,201,991	5,201,991
0	276,859	276,859	[6]Federated InterContinental Fund, Institutional Shares	0	12,669,071	12,669,071

24

0	401,648	401,648	[5]Federated Mid Cap Growth Strategies Fund, Institutional Shares	0	13,439,154	13,439,154
0	923,667	923,667	[6]Federated Mortgage Core Portfolio	0	9,365,986	9,365,986
0	305,951	305,951	[6]Federated Project and Trade Finance Core Fund	0	3,053,394	3,053,394
0	2,802,841	2,802,841	[6]High Yield Bond Portfolio	0	18,218,469	18,218,469
0	33,132,233	33,132,233	[6,7]Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	0	33,132,233	33,132,233
540,029	0	0	JP Morgan U.S. Treasury Plus Money Market Fund	540,029	0	540,029

			TOTAL MUTUAL FUNDS (IDENTIFIED COST $90,129,101)	540,029	95,080,298	95,620,327

			TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $263,252,982)[8]	37,406,425	252,737,511	290,143,936

			OTHER ASSETS AND LIABILITIES—NET—(0.2)%[9,10]	79,689	(610,765)	(531,076)

			TOTAL NET ASSETS—100%	$37,486,114	$252,126,746	$289,612,860

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

At November 30, 2010, Federated Asset Allocation Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1ASX SPI 200 Index Short Futures	13	$1,492,725	December-10	$24,875
1CAC 40 Index Short Futures	117	$4,224,870	December-10	$260,048
1IBEX 35 Index Short Futures	11	$1,014,915	December-10	$74,609
1OMX 30 Index Short Futures	125	$13,859,375	December-10	($38,391)
1S&P/TSE 60 Index Short Futures	16	$2,369,920	December-10	($116,902)
[1]Hang Seng Index Short Futures	6	$6,908,400	December-10	($3,399)
[1]United States Treasury Notes 2-Year Short Futures	30	$6,581,250	March-11	($7,096)
[1]United States Treasury Notes 5-Year Short Futures	60	$7,191,094	March-11	($27,963)
[1]United States Treasury Notes 10-Year Short Futures	10	$1,241,094	March-11	($5,568)
1AEX Index Long Futures	33	$2,162,490	December-10	($132,417)
1DAX Index Long Futures	13	$2,178,150	December-10	$133,154
1FTSE 100 Index Long Futures	27	$1,497,015	December-10	($33,161)
[1]Russell 2000 Mini Index Long Futures	95	$6,901,750	December-10	$384,081
1SGX MSCI Singapore Index Long Futures	14	$1,037,960	December-10	($2,626)
1S&P 500 Index Long Futures	70	$20,643,000	December-10	$832,295
[1]Swiss Market Index Long Futures	26	$1,639,040	December-10	($51,039)
[1]Topix Index Long Futures	60	$514,800,000	December-10	$22,810
[1]United States Treasury Bonds 30-Year Long Futures	19	$2,418,344	March-11	$29,349
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,342,659

25

At November 30, 2010, Federated Asset Allocation Fund had the following outstanding open swap contract:

Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 13 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2014
Implied Credit Spread at 11/30/2010[11]	0.89%
Notional Amount	$5,000,000
Market Value	$33,391
Upfront Premiums Paid/(Received)	$11,942
Unrealized Appreciation	$21,449

At November 30, 2010, Federated Asset Allocation Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ Depreciation)
Contracts Purchased:
12/6/2010	2,493,020 Euro	$3,500,000	($263,975)
12/6/2010	6,410,622 Euro	$9,000,000	($678,793)
Contracts Sold:
12/6/2010	8,997,531 Euro	$12,500,000	$820,896
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			($121,872)

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $4,644,970, which represented 1.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At November 30, 2010, these liquid restricted securities amounted to $3,892,278, which represented 1.5% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes for the Pro Forma combined amounts to $264,656,486.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Other Assets and Liabilities- Net includes an adjustment of $(743) for prepaid expenses which will not transfer as a result of the reorganization.
11

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of

26

buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Federated Asset Allocation Fund’s assets carried at fair value:

Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds*	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$75,199,231	$—	$—	$75,199,231
International**	6,414,720	—	—	6,414,720
Debt Securities:
Assets-Backed Securities	—	2,593,937	—	2,593,937
Collateralized Mortgage Obligations	—	2,798,108	—	2,798,108
Corporate Bonds	—	17,229,421	—	17,229,421
Governments/Agencies	—	123,683	—	123,683
Mortgage-Backed Securities	—	793,685	—	793,685
Municipal	—	95,547	—	95,547
U.S. Treasury	—	5,322,155	—	5,322,155
Other Investment Companies and Exchange-Traded Funds	47,086,726	—	—	47,086,726
Mutual Funds	95,080,298	—	—	95,080,298

TOTAL SECURITIES	$223,780,975	$28,956,536	$—	$252,737,511

OTHER FINANCIAL INSTRUMENTS***	$1,342,659	($100,423)	$—	$1,242,236
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Includes $525,749 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.
***	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

The following is a summary of the inputs used, as of November 30, 2010, in valuing Managed Portfolio’s assets carried at fair value:

Valuation Inputs
	Level 1–	Level 2–	Level 3–	Total

27

	Quoted Prices and Investments in Mutual Funds	Other Significant Observable Inputs	Significant Unobservable Inputs
Equity Securities:
Common Stock
Domestic	$26,892,109	$—	$—	$26,892,109
Debt Securities:
Collateralized Mortgage Obligations	—	6,620,339	—	6,620,339
Mortgage-Backed Securities	—	353,933	—	353,933
Governments	—	1,949,850	—	1,949,850
Other Investment Companies and Exchange-Traded Funds	1,050,165	—	—	1,050,165
Mutual Funds	540,029	—	—	540,029

TOTAL SECURITIES	$28,482,303	$8,924,122	$0	$37,406,425

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Federated Asset Allocation Pro Forma Combined Fund’s assets carried at fair value:

Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds*	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$102,091,340	$—	$—	$102,091,340
International**	6,414,720	—	—	6,414,720
Debt Securities:				0
Assets-Backed Securities	—	2,593,937	—	2,593,937
Collateralized Mortgage Obligations	—	9,418,447	—	9,418,447
Corporate Bonds	—	17,229,421	—	17,229,421
Governments/Agencies	—	123,683	—	123,683
Mortgage-Backed Securities	—	1,147,618	—	1,147,618
Governments	—	1,949,850	—	1,949,850
Municipal	—	95,547	—	95,547
U.S. Treasury	—	5,322,155	—	5,322,155
Other Investment Companies and Exchange-Traded Funds	48,136,891	—	—	48,136,891

Mutual Funds	95,620,327	—	—	95,620,327

28

TOTAL SECURITIES	$252,263,278	$37,880,658	$—	$290,143,936

OTHER FINANCIAL INSTRUMENTS***	$1,342,659	($100,423)	$—	$1,242,236

*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Includes $525,749 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.
***	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

29

EquiTrust Managed Portfolio

Federated Asset Allocation Fund

Pro Forma Combining Statements of Assets & Liabilities

November 30, 2010 (unaudited)

	EquiTrust Managed Portfolio	Federated Asset Allocation Fund	Pro Forma Adjustment			Federated Asset Allocation Pro Forma Combined
Assets:
Investments in securities, at value	$37,406,425	$252,737,511	$0			$290,143,936
Cash	0	12,474	0			$12,474
Cash denominated in foreign currencies (identified cost $39,664)	0	36,692	0			$36,692
Income receivable	110,234	425,174	0			$535,408
Swaps, at value (premiums paid $11,942)	0	33,391	0			$33,391
Receivable for shares sold	0	267,404	0			$267,404
Receivable for investments sold	0	11,436	0			$11,436
Receivable for foreign exchange contracts	0	820,896	0			$820,896
Receivable for periodic payments from swap contracts	0	10,000	0			$10,000
Other receivables and prepaids	743	6,249	(743)	(a	)	$6,249

Total assets	37,517,402	254,361,227	(743)			291,877,886
Liabilities:
Payable for investments purchased	0	182,735	0			182,735
Payable for shares redeemed	0	552,857	0			552,857
Payable for foreign exchange contracts	0	942,768	0			942,768
Payable for daily variation margin	0	286,227	0			286,227
Payable for transfer and dividend disbursing agent fees and expenses	0	90,743	0			90,743
Payable for distribution services fee	0	53,926	0			53,926
Payable for shareholder services fee	0	45,454	0			45,454
Accrued expenses	30,545	79,771	0			110,316

Total liabilities	30,545	2,234,481	0			2,265,026

Net Assets	$37,486,857	$252,126,746	($743)			$289,612,860

Net Assets Consists of:
Paid-in capital	$35,207,473	$251,457,996	($743)	(a	)	$286,664,726
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	4,677,723	23,457,651	0			28,135,374
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(2,486,766)	(22,889,324)	0			(25,376,090)
Undistributed net investment income	88,427	100,423	0			188,850

Total Net Assets	$37,486,857	$252,126,746	($743)			$289,612,860

30

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$26,631,111			$135,001,952			$1,651,938	(a	),(b)	$163,285,001
Class B Shares	$1,652,499			$14,540,532			-$1,652,499	(b	)	$14,540,532
Class C Shares	$0			$36,414,720			$0			$36,414,720
Class K Shares	$0			$53,748,692			$0			$53,748,692
Institutional Shares	$9,203,247			$12,420,850			-$182	(a	)	$21,623,915

Shares Outstanding
Class A Shares	1,875,456			8,004,439			(198,927)	(b	)	9,680,968
Class B Shares	116,577			871,344			(116,577)	(b	)	871,344
Class C Shares	-			2,190,572			-			2,190,572
Class K Shares	-			3,197,656			-			3,197,656
Institutional Shares	643,923			734,414			(99,685)	(b	)	1,278,652

Net Asset Value Per Share
Class A Shares	$14.20			$16.87			-			$16.87
Class B Shares	$14.18			$16.69			-			$16.69
Class C Shares	-			$16.62			-			$16.62
Class K Shares	-			$16.81			-			$16.81
Institutional Shares	$14.29			$16.91			-			$16.91

Offering Price Per Share
Class A Shares	$15.07	*		$17.85	*	*	-			$17.85	*	*
Class B Shares	$14.18			$16.69			-			$16.69
Class C Shares	-			$16.62			-			$16.62
Class K Shares	-			$16.81			-			$16.81
Institutional Shares	$14.29			$16.91			-			$16.91

Redemption Proceeds Per Share
Class A Shares	$14.20			$16.87			-			$16.87
Class B Shares	$13.47	*	**	$15.77	*	***	-			$15.77	*	***
Class C Shares	-			$16.45	*	****	-			$16.45	*	****
Class K Shares	-			$16.81			-			$16.81
Institutional Shares	$14.29			$16.91			-			$16.91

Investments, at identified cost	$32,728,702			$230,524,280			$0			$263,252,982

*Computation of offering price per share: 100/94.25 of net asset value.

**Computation of offering price per share: 100/94.50 of net asset value.

***Computation of redemption proceeds per share: 95.00/100 of net asset value.

****Computation of redemption proceeds per share: 94.50/100 of net asset value.

*****Computation of redemption proceeds per share: 99.00/100 of net asset value.

(a)	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b)	Adjustment to reflect asset/share balance as a result of the reorganization.

31

EquiTrust Managed Portfolio

Federated Asset Allocation Fund

Pro Forma Combining Statements of Operations

November 30, 2010 (unaudited)

	Equitrust Managed Portfolio	Federated Asset Allocation Fund	Pro Forma Adjustment			Federated Asset Allocation Pro Forma Combined
Investment Income:
Dividends (net of foreign taxes withheld of $2,298 and $1,258)	$617,914	$4,241,248	$0			$4,859,162
Interest	392,074	1,402,451	0			1,794,525
Income allocated from affiliated partnership	0	384,029	0			384,029

Total Investment Income	1,009,988	6,027,728	0			7,037,716
Expenses:
Investment advisory fee	224,499	1,691,073	(37,677)	(a	)	1,877,895
Administrative personnel and services fee	71,195	310,000	(71,195)	(b	)	310,000
Custodian fees	12,758	51,730	(5,027)	(c	)	59,461
Transfer and dividend disbursing agent fees and expenses	89,316	0	(89,316)	(d	)	0
Transfer and dividend disbursing agent fees and expenses— Class A Shares	0	297,333	45,347	(d	)	342,680
Transfer and dividend disbursing agent fees and expenses— Class B Shares	0	44,548	1,726	(d	)	46,274
Transfer and dividend disbursing agent fees and expenses— Class C Shares	0	69,775	(199)	(d	)	69,576
Transfer and dividend disbursing agent fees and expenses— Class K Shares	0	186,350	2,713	(d	)	189,063
Transfer and dividend disbursing agent fees and expenses—Institutional Shares	0	13,217	12,237	(d	)	25,454
Directors’/Trustees’ fees	10,207	8,614	(4,664)	(e	)	14,157
Professional fees	21,382	0	(21,382)	(f	)	0
Auditing fees	0	26,250	500	(g	)	26,750
Legal fees	0	6,777	609	(h	)	7,386
Portfolio accounting fees	18,708	155,536	(4,783)	(i	)	169,461
Distribution services fees	76,495	0	(76,495)	(j	)	0
Distribution services fee—Class B Shares	0	127,548	0			127,548
Distribution services fee—Class C Shares	0	242,256	0			242,256
Distribution services fee—Class K Shares	0	248,180	0			248,180
Shareholder services fee—Class A Shares	0	339,936	69,190	(k	)	409,126
Shareholder services fee—Class B Shares	0	42,516	0			42,516
Shareholder services fee—Class C Shares	0	80,417	0			80,417
Account administration fee—Class A Shares	0	3,652	743	(l	)	4,395
Share registration costs	9,535	78,482	(10,307)	(m	)	77,710
Printing and postage	12,809	102,038	3,049	(n	)	117,896
Insurance	0	4,626	174	(o	)	4,800
Taxes	0	6,839	0			6,839
Miscellaneous	4,029	13,419	(7,289)	(p	)	10,159

32

Total Expenses	550,933	4,151,112	(192,046)			4,509,999

Waivers, Reimbursement and Reduction
Waiver/reimbursement of investment adviser fee	0	(263,695)	0			(263,695)
Waiver of administrative personnel and services fee	0	(62,539)	(9,503)	(q	)	(72,042)
Reimbursement of transfer and dividend disbursing agent fees and expenses—Class A Shares	0	(94,428)	59,234	(r	)	(35,194)
Reimbursement of transfer and dividend disbursing agent fees and expenses—Class B Shares	0	(12,154)	4,671	(s	)	(7,483)
Reimbursement of transfer and dividend disbursing agent fees and expenses—Class C Shares	0	(8,701)	8,701	(t	)	0
Reimbursement of transfer and dividend disbursing agent fees and expenses—Institutional Shares	0	(3,064)	3,064	(u	)	0
Expense reimbursement	(6,674)	0	6,674	(v	)	0
Fees paid indirectly from directed brokerage arrangements	(30)	(28,581)	0			(28,611)

Total Waivers, Reimbursement and Reduction	(6,704)	(473,162)	72,841			(407,025)

Net Expenses	544,229	3,677,950	(119,205)			4,102,974

Net Investment Income	465,759	2,349,778	119,205			2,934,742

Realized and Unrealized Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:

Net realized gain on investments and foreign currency transactions (including realized gain of $575,262 on sales of investments in affiliated issuers)	60,600	10,745,976	0			10,806,576
Net realized gain on futures contracts	0	2,320,000	0			2,320,000
Net realized gain on swap contracts	0	456,219	0			456,219
Net realized gain/loss allocated from affiliated partnership	0	49,371	0			49,371
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	2,789,131	1,489,864	0			4,278,995
Net change in unrealized appreciation of futures contracts	0	756,681	0			756,681
Net change in unrealized appreciation of swap contracts	0	(197,643)	0			(197,643)

Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	2,849,731	15,620,468	0			18,470,199

Change in net assets resulting from operations	$3,315,490	$17,970,246	$119,205			$21,404,941

(See Notes to Pro Forma Financial Statements)

33

Managed Portfolio

Federated Asset Allocation Fund

Notes to Pro Forma Financial Statements

For the Period Ended November 30, 2010 (unaudited)

Note 1. Description of the Fund

EquiTrust Series Fund, Inc. is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end diversified management investment company consisting of six portfolios, including the Managed Portfolio. The Portfolio is a diversified portfolio offering three classes of shares: Class A Shares, Class B Shares and Institutional Shares (Class I).

Federated Asset Allocation Fund (the “Fund”) is registered under the Act as an open-end, management investment company. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from December 1, 2009 to November 30, 2010. Federated Asset Allocation Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. Effective December 31, 2010, Class K Shares will be redesignated Class R Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Managed Portfolio and Federated Asset Allocation Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period ended November 30, 2010. These statements have been derived from the books and records utilized in calculating daily net asset values at November 30, 2010.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Class I Shares of Managed Portfolio, for Class A Shares, Class A Shares and Institutional Shares of Federated Asset Allocation Fund, respectively. Under generally accepted accounting principles, Federated Asset Allocation Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended November 30, 2010, Managed Portfolio and Federated Asset Allocation Fund would have paid investment advisory fees computed at the annual rate of 0.60% and 0.70%, respectively, as a percentage of average daily net assets.

The investment advisers of Federated Asset Allocation Fund and Managed Portfolio or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Asset Allocation Fund generally values investments as follows:

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•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors/Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees of Federated Asset Allocation Fund have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

35

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•

Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

With respect to Managed Portfolio, the Fund values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Money market investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of investment to the Fund.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Institutional Shares net asset value per share assumes the issuance of 1,578,576 Class A Shares, 97,953 Class A Shares, and 544,238 Institutional Shares of Federated Asset Allocation Fund in exchange for 1,875,456 Class A Shares, 116,577 Class B Shares, and 643,923 Class I Shares of Managed Portfolio, respectively, which would have been outstanding at November 30, 2010 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Asset Allocation Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2010, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Federated Asset Allocation Fund’s domicile and form of organization changed from a Maryland Corporation to a Massachusetts business trust. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by its major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

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Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	EquiTrust Investment Management Services, Inc. (EquiTrust Investment) serves as investment adviser to Managed Portfolio. The advisory agreement between Managed Portfolio and EquiTrust Investment provides for an annual fee equal to 0.60% of the average daily net assets of Managed Portfolio. Federated Global Investment Management Corp. (FGIMCO) serves as investment adviser (Advisor) to the Federated Asset Allocation Fund and receives for its services an annual investment advisory fee equal to: (a) a maximum of 0.55% of the average daily net assets of the fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.55% of the pro forma combined fund’s average daily net assets, plus 4.50% of the pro forma combined funds gross income.

FGIMCO has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. FGIMCO may also voluntarily choose to waive a portion of its fee.

(b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Asset Allocation Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. EquiTrust Marketing Services, LLC provides administrative services to Managed Portfolio, which are computed at an annual rate of 0.25% of the average daily net assets for Class A and Class B Shares. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated Asset Allocation Pro Forma Combined Fund’s average daily net assets.

(c)	Adjustment to reflect custodian fees based upon the assets and current expense structure of Federated Asset Allocation Pro Forma Combined Fund.

(d)	Adjustments to reflect class level transfer and dividend disbursing agent fees and expenses based upon the assets and current expense structure of Federated Asset Allocation Pro Forma Combined Fund.

(e)	Adjustment to reflect Directors’/Trustees’ fees based upon the current expense structure for the Federated Asset Allocation Pro Forma Combined Fund.

(f)	Adjustment to reflect elimination of professional fees now reflected in other expense categories for the Federated Asset Allocation Pro Forma Combined Fund.

(g)	Adjustment to reflect auditing fees based upon the current expense structure for the Federated Asset Allocation Pro Forma Combined Fund.

(h)	Adjustment to reflect legal fees based upon the asset level and current expense structure for the Federated Asset Allocation Pro Forma Combined Fund.

(i)	Adjustment to reflect portfolio accounting fees based upon the asset level and current expense structure for the Federated Asset Allocation Pro Forma Combined Fund.

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(j)	Adjustment to reflect distribution services fees resulting from the exchange of Class A and Class B Shares of Managed Portfolio for Class A Shares of Federated Asset Allocation Fund and to reflect the current expense structure for Class A Shares of Federated Asset Allocation Pro Forma Combined Fund.

(k)	Adjustment to reflect shareholder services fees resulting from the exchange of Class A and Class B Shares of Managed Portfolio for Class A Shares of Federated Asset Allocation Fund, and to reflect the current expense structure for Class A Shares of Federated Asset Allocation Pro Forma Combined Fund.

(l)	Adjustment to reflect account administration fees resulting from the exchange of Class A and Class B Shares of Managed Portfolio for Class A Shares of Federated Asset Allocation Fund and to reflect the current expense structure for Class A Shares of Federated Asset Allocation Pro Forma Combined Fund.

(m)	Adjustment to reflect share registration costs based upon the current assets and expense structure for the Federated Asset Allocation Pro Forma Combined Fund.

(n)	Adjustment to reflect printing and postage based upon the current shareholder base and expense structure for the Federated Asset Allocation Pro Forma Combined Fund.

(o)	Adjustment to reflect insurance expense based upon the current expense structure for the Federated Asset Allocation Pro Forma Combined Fund.

(p)	Adjustment to reflect miscellaneous expense based upon the current expense structure for the Federated Asset Allocation Pro Forma Combined Fund.

(q)	Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees on the average daily net assets of the Federated Asset Allocation Pro Forma Combined Fund.

(r)	Adjustment to reflect the anticipated voluntary waiver of transfer and dividend disbursing agent fees and expenses necessary to maintain contractual expense cap for Class A Shares of Federated Asset Allocation Pro Forma Combined Fund.

(s)	Adjustment to reflect anticipated voluntary waiver of transfer and dividend disbursing agent fees and expenses necessary to maintain contractual expense cap for Class B Shares of Federated Asset Allocation Pro Forma Combined Fund.

(t)	Adjustment to reflect the elimination of the voluntary waiver of transfer and dividend disbursing agent fees and expenses necessary to maintain contractual expense cap for Class C Shares of Federated Asset Allocation Pro Forma Combined Fund.

(u)	Adjustment to reflect the elimination of the voluntary waiver of transfer and dividend disbursing agent fees and expenses necessary to maintain contractual expense cap for Institutional Shares of Federated Asset Allocation Pro Forma Combined Fund.

(v)	Adjustment to reflect the elimination of the expense reimbursement on the Managed Portfolio due to the reorganization.

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PART C. OTHER INFORMATION.

Item 15 Indemnification

(1) Indemnification is provided to Officers and Directors of the Registrant pursuant to Sections 8(a) and (b) of Registrant’s Articles of Incorporation. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Directors and Officers are covered by an Investment Trust Errors and Omissions Policy.

(2) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

(3) Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Directors, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16 Exhibits

1.1	Conformed copy of Articles of Incorporation of the Registrant; (1)

1.2	Conformed copy of Articles of Amendment of Articles of Incorporation of the Registrant; (2)

1.3	Conformed copies of Articles of Amendments Nos. 5-12 to the Articles of Amendment to the Articles of Incorporation of the Registrant; (19)

1.4	Conformed copy of Amendment No. 13 to the Articles of Incorporation of the Registrant; (21)

1.5	Conformed copy of Amendment No. 14 to the Articles of Incorporation of the Registrant; (25)

1.6	Conformed copy of Amendment No. 15 to the Articles of Incorporation of the Registrant; (27)

1.7	Conformed copy of Amendment No. 16 to the Articles of Incorporation of the Registrant; (32)

2.1	Copy of By-Laws of the Registrant; (1)

2.2	Copies of Amendments Nos. 1-3 to the By-Laws of the Registrant; (16)

2.3	Copy of Amendment No. 4 to the By-Laws of the Registrant; (22)

2.4	Copy of Amendment No. 5 to the By-laws of the Registrant; (25)

2.5	Copy of Amendment No. 6 to the By-laws of the Registrant; (27)

2.6	Copy of Amendment No. 7 to the By-laws of the Registrant; (29)

2.7	Copy of Amendment No. 8 to the By-laws of the Registrant; (32)

3.	Not applicable;

4.	Forms of Agreement and Plans of Reorganization are filed herewith as Annexes A-1 and A-2 to the Proxy Statement/Prospectus; (+)

5.	See Exhibits 1 and 2;

6.1	Copy of Investment Advisory Contract of the Registrant and conformed copies of Exhibits A and B of Investment Advisory Contract of the Registrant; (7)

6.2	Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; (19)

6.3	Conformed copies of Exhibits D and E to the Investment Advisory Contract of the Registrant; (11)

6.4	Conformed copy of Exhibit F to the Investment Advisory Contract of the Registrant; (18)

6.5	Conformed copy of Amendment dated June 01, 2001 to the Investment Advisory Contract of the Registrant; (20)

6.6	Conformed copy of Limited Power of Attorney and Schedule 1 to the Limited Power of Attorney of Investment Advisory Contract of the Registrant; (19)

6.7	Conformed copy of amendment 1 to exhibit A to the Investment Advisory Contract of the Registrant; (36)

7.1	Copy of Distributor’s Contract of the Registrant and Conformed copies of Exhibits A, B, C and D to the Distributor’s Contract of the Registrant; (4)

7.2	Copy of Distributor’s Contract of the Registrant and Conformed copies of Exhibits E and F to Distributor’s Contract of the Registrant; (10)

7.3	Conformed copies of Exhibits G and H to Distributor’s Contract of the Registrant; (11)

7.4	Conformed copy of Exhibit I to Distributor’s Contract of the Registrant; (19)

7.5	Conformed copy of Exhibit J to Distributor’s Contract of the Registrant; (20)

7.6	Conformed copy of Amendment dated June 1, 2001 to the Distributor’s Contract of the Registrant; (20)

7.7	Conformed copy of Distributor’s Contract and Exhibit 1 Amendment to Distribution Plan of the Registrant (Class B Shares); (20)

7.8	Conformed copy of Exhibit K to Distributor’s Contract of the Registrant; (21)

7.9	Conformed copy of Exhibit L to Distributor’s Contract of the Registrant; (22)

7.10	Conformed copy of Amendment to the Distributor’s Contract (Class B Shares) of the Registrant; (21)

7.11	Conformed copy of Exhibit M to Distributor’s Contract (Class K Shares) of the Registrant; (24)

7.12	Conformed copy of Amendment dated October 01, 2003 to Distributor’s Contract of the Registrant; (25)

7.13	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (the “SEC”) on July 24, 1995 (File Numbers 33-38550 and 811-6269).

8.	Not applicable;

9.1	Conformed copy of the Custodian Contract of the Registrant; (22)

9.2	Amendment to the Custodian Contract of the Registrant; (34)

10.1	Conformed copy of Distribution Plan and Exhibits A and B of the Registrant; (11)

10.2	Conformed Copy of the Distribution Plan with Exhibits A through E, attached; (28)

10.3	Conformed copy of Exhibit C to Distribution Plan of the Registrant; (10)

10.4	Conformed copy of Exhibits D and E to Distribution Plan of the Registrant; (11)

10.5	Conformed copy of Exhibits F and G to Distribution Plan of the Registrant; (20)

10.6	Conformed copy of Exhibit H to Distribution Plan of the Registrant; (23)

10.7	The responses described in Item 23(e)(viii) of the Registration Statement filed with the SEC on January 28, 2011 are hereby incorporated by reference; (41)

10.8	Conformed copy of Exhibit I to Distribution Plan of the Registrant; (24)

11.	Opinion and Consent of Counsel as to legality of Shares being issued; (+)

12.1	Form of Opinion regarding tax consequences of Reorganization of High Grade Bond Portfolio; (+)

13.1	Conformed copy of Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the Registrant; (13)

13.2	Conformed copy of Amendment to Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the Registrant; (21)

13.3	Conformed copy of the Agreement for Administrative Services between Federated Administrative Services and the Registrant with Amendments 1 and 2 attached; (28)

13.4	The responses described in Item 23(e)(iii) of the Registration Statement filed with the SEC on January 28, 2011 are hereby incorporated by reference; (41)

13.5	Conformed copy of Principal Shareholder Servicer’s Agreement (Class B Shares) of the Registrant; (20)

13.6	Conformed copy of Shareholder Services Agreement (Class B Shares) of the Registrant; (20)

13.7	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the SEC on July 29, 2004 (Files Nos. 33-29838-811-5843).

13.8	Conformed copy of the Financial Administration and Accounting Services Agreement, dated January 1, 2007, with attached Exhibit A; (34)

13.9	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the SEC on July 27, 2005 (File Nos. 33-29838 and 811-5843);

13.10	The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the SEC on April 28, 2006 (File Nos. 33-60411 and 811-07309);

13.11	Amendment to Transfer Agency and Service Agreement; (35)

14.	Consent of Independent Registered Public Accounting Firms; (+)

15.	Not applicable;

16.1	Unanimous Consent of Directors for Power of Attorney; (+)

16.2	Power of Attorney of the Registrant; (+)

17	Form of Proxy Card; (+)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT

(PEA) OF THE REGISTRANT FILED ON FORM N-1A (1933 Act No. 811-7115 and 1940 Act No. 33-50773)

1	Response is incorporated by reference to Registrant’s Initial Registration Statement on Form N-1A filed October 25, 1993.

2	PEA No. 1 filed December 21, 1993

3	PEA No. 2 filed January 13, 1994

4	PEA No. 3 filed May 27, 1994

7	PEA No. 4 filed June 6, 1995

10	PEA No. 8 filed November 27, 1996

11	PEA No. 9 filed March 31, 1997

13	PEA No. 13 filed November 26, 1997

16	PEA No. 16 filed October 28, 1998

18	PEA No. 20 filed February 15, 2000

19	PEA No. 23 filed November 29, 2000

20	PEA No. 24 filed July 26, 2001

21	PEA No. 25 filed November 29, 2001

22	PEA No. 28 filed November 27, 2002

23	PEA No. 30 filed February 7 2003

24	PEA No. 31 filed April 07, 2003

25	PEA No. 32 filed November 26, 2003

26	PEA No. 34 filed January 29, 2004

27	PEA No. 35 filed November 18, 2004

28	PEA No. 36 filed November 29, 2004

29	PEA No. 38 filed November 28, 2005

30	PEA No. 39 filed January 30, 2006

31	PEA No. 40 filed November 15, 2006

32	PEA No. 41 filed November 28, 2006

33	PEA No. 42 filed January 29, 2007

34	PEA No. 44 filed November 19, 2007

35	PEA No. 47 filed November 25, 2008

36	PEA No. 48 filed January 29, 2009

37	PEA No. 48 filed September 29, 2009

38	PEA No. 50 filed November 30, 2009

39	PEA No. 52 filed January 29, 2010

40	PEA No. 53 filed November 29, 2010

41	PEA No. 54 filed January 28, 2011

Item 17 Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED TOTAL RETURN SERIES, INC., has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of April, 2011.

FEDERATED TOTAL RETURN SERIES, INC.

By:	/s/ Andrew P. Cross
Andrew P. Cross, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons on April 15, 2011 in the capacities indicated:

NAME		TITLE

By:	/s/ Andrew P. Cross	Attorney In Fact For the Persons Listed Below
Andrew P. Cross ASSISTANT SECRETARY

NAME		TITLE

John F. Donahue *		Director

J. Christopher Donahue *		President and Director (Principal Executive Officer)

Richard A. Novak*		Treasurer (Principal Financial Officer)

Nicholas P. Constantakis*		Director

John F. Cunningham*		Director

Maureen Lally-Green*		Director

Peter E. Madden*		Director

Charles F. Mansfield, Jr.*		Director

R. James Nicholson		Director

Thomas O’Neill*		Director

John S. Walsh*		Director

James F. Will*		Director

*	By Power of Attorney